       As filed with the Securities and Exchange Commission on February 28, 1997
                                                     File Nos. 2-86188; 811-3836
================================================================================






                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                          Pre-Effective Amendment No.                 ___
                         Post-Effective Amendment No. 27              [X]
                                     and/or
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                        ___
                                Amendment No. 27                      [X]
                        (Check appropriate box or boxes)

                               ANCHOR SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Susan L. Harris, Esq.
                                 SunAmerica Inc.
                        1 SunAmerica Center, Century City
                           Los Angeles, CA 90067-6022


  It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant      __ on (date) pursuant to paragraph (b)
   to paragraph (b)
__ 60 days after filing pursuant         __ on (date) pursuant to
   to paragraph (a)                         paragraph (a) of Rule 485
                              --------------------

         The Registrant has elected to register an indefinite number of shares of beneficial interest, par value $.01 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 21, 1997.

===============================================================================

                         CALCULATION OF REGISTRATION FEE

Title                      Amount                    Proposed                   Proposed
of                         of                        Maximum                    Maximum                            Amount
Securities                 Shares                    Offering                   Aggregate                          of
Being                      Being                     Price                      Offering                           Registration
Registered                 Registered                Per Share                  Price                              Fee
Beneficial                 1,494,634                 $10.75                     $16,067,315.50                     $100*
Interest
$.01 Par Value

* This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended. Registrant, during its fiscal year ended December 31, 1996 redeemed or repurchased 1,798,124 shares. Of these shares, 334,187 were previously used for a reduction pursuant to Paragraph (c) of Rule 24f-2. 1,463,937 shares are being used for reduction pursuant to Paragraph (a) of Rule 24e-2 for purposes of this amendment. No previous filing, other than that described above, during Registrant's current fiscal year has utilized redeemed or repurchased shares for purposes of such a reduction. Minimum fee is $100.

                               ANCHOR SERIES TRUST
                              CROSS REFERENCE SHEET

Item Number
in Form N-1A                                                      Caption

                               PART A - PROSPECTUS

1.       Cover Page                                           Cover Page

2.       Synopsis - Fee Table                                 *

3.       Condensed Financial                                  Financial Highlights
         Information

4.       General Description of                               The Trust; Investment Objectives and
         Registrant                                           Policies; Investment Restrictions;
                                                              Special Considerations; and
                                                              Description of the Trust

5.       Management of the Fund                               Management of the Trust

5A.      Management's Discussion of                           Cover Page
         Fund Performance

6.       Capital Stock and Other                              The Trust; Description of the Trust
         Securities

7.       Purchase of Securities                               The Trust; Net Asset Value;
         Being    Offered                                     Distribution and Redemption of
                                                              Shares; Inquiries

8.       Redemption or Repurchase                             The Trust; Distribution and
                                                              Redemption of Shares; Inquires

9.       Pending Legal Proceedings                            *

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

10.      Cover Page                                           Cover Page

11.      Table of Contents                                    Table of Contents

12.      General Information and                              The Trust; General Information;
         History                                              Ownership of Shares

13.      Investment Objectives                                Investment Objectives and Policies

14.      Management of the Fund                               SunAmerica Asset Management Corp.;
                                                              Officers and Trustees of the Trust

15.      Control Persons and                                  Ownership of Shares
         Principal Holders of Securities

16.      Investment Advisory and                              SunAmerica Asset Management Corp.
         Other Services                                       and Wellington Management Company;
                                                              Custodian

17.      Brokerage Allocation and                             Portfolio Transactions and Brokerage
         Other Practices

18.      Capital Stock and Other                              General Information
         Securities

19.      Purchase, Redemption and                             Net Asset Value
         Pricing of Securities
         Being Offered

20.      Tax Status                                           Dividends, Distributions and Taxes

21.      Underwriters                                         *

22.      Calculation of Performance                           Net Asset Value
         Data

23.      Financial Statements                                 Financial Statements

                                     PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

                        PROSPECTUS -- FEBRUARY 28, 1997

--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
                                 P.O. BOX 54299
                      LOS ANGELES, CALIFORNIA, 90054-0299


     Anchor Series Trust (the "Trust") is an open-end diversified management investment company. The Trust includes twelve Portfolios, each of which has its own investment objective and policies.


     Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies. The contracts involve fees and expenses not described in this Prospectus and may also involve certain restrictions or limitations on the allocation of purchase payments or contract values to one or more series of the Trust. Certain Portfolios of the Trust may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

     The twelve Portfolios of the Trust are as follows:

     The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.


     The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This Portfolio invests in growth equity securities which are widely diversified by industry and company.



     The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.


     The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This Portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.


     The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.



     The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by allocating the Portfolio's assets among the following asset classes: equity securities, aggressive growth equity securities, international equity securities, fixed income securities including high-yield, high-risk bonds and cash.



                            (The list of Portfolios continues on the next page.)


     As a result of the market risk inherent in any investment, there is no assurance that the investment objective of any of the Portfolios will be realized. INVESTMENTS IN A PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.


     This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Trust. Please read it carefully and retain it for future reference. A Statement of Additional Information dated February 28, 1997 has been filed with the Securities and Exchange Commission. Further information about the performance of the Portfolios is contained in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by writing to the Trust at the above address or by calling (800) 445-SUN2.

                    ----------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES

 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
  UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                    ----------------------------------------

     The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by allocating the Portfolio's assets among the following assets classes: equity securities, investment grade fixed income securities and cash.



     The HIGH YIELD PORTFOLIO seeks to produce high current income. A secondary investment objective is capital appreciation. The Portfolio invests in high-yielding, high-risk, income producing corporate bonds. IN ADDITION TO OTHER RISKS, THESE HIGH-YIELD, HIGH-RISK BONDS (ALSO KNOWN AS "JUNK BONDS") TYPICALLY ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "RISK FACTORS -- HIGH YIELD BONDS" UNDER "HIGH YIELD PORTFOLIO" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.



     The TARGET '98 PORTFOLIO seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital by investing primarily in zero coupon securities maturing November 15, 1998 and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations.


     The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.


     The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in investment grade corporate debt securities.


     The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A STABLE PRICE PER SHARE, BUT THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL CONTINUE TO MAINTAIN SUCH STABILITY.

                               TABLE OF CONTENTS


                                                 ITEM                                                   PAGE
------------------------------------------------------------------------------------------------------  ----
FINANCIAL HIGHLIGHTS..................................................................................    2
THE TRUST.............................................................................................    5
INVESTMENT OBJECTIVES AND POLICIES....................................................................    5
    Equity Portfolios.................................................................................    5
      Foreign Securities Portfolio....................................................................    5
      Capital Appreciation Portfolio..................................................................    6
      Growth Portfolio................................................................................    7
      Natural Resources Portfolio.....................................................................    7
      Growth and Income Portfolio.....................................................................    8
    Managed Portfolios................................................................................    9
      Strategic Multi-Asset and Multi-Asset Portfolios................................................    9
    Income Portfolios.................................................................................   11
      High Yield Portfolio............................................................................   11
      Target '98 Portfolio............................................................................   12
      Fixed Income Portfolio..........................................................................   14
      Government and Quality Bond Portfolio...........................................................   14
    MONEY MARKET PORTFOLIO............................................................................   15
    REPURCHASE AGREEMENTS.............................................................................   16
    ILLIQUID SECURITIES...............................................................................   16
    HEDGING AND INCOME ENHANCEMENT STRATEGIES.........................................................   17
INVESTMENT RESTRICTIONS...............................................................................   18
SPECIAL CONSIDERATIONS................................................................................   18
MANAGEMENT OF THE TRUST...............................................................................   19
    The Trustees......................................................................................   19
    SAAMCo............................................................................................   19
    Wellington Management Company, LLP................................................................   20
    Portfolio Management..............................................................................   21
    Custodian, Transfer and Dividend Paying Agent.....................................................   21
    Expenses of the Trust.............................................................................   21
PORTFOLIO TRANSACTIONS................................................................................   22
NET ASSET VALUE.......................................................................................   22
DIVIDENDS, DISTRIBUTIONS AND TAXES....................................................................   23
DESCRIPTION OF THE TRUST..............................................................................   23
REPORTS AND INDEPENDENT ACCOUNTANTS...................................................................   24
DISTRIBUTION AND REDEMPTION OF SHARES; INQUIRIES......................................................   24
APPENDIX A


                                       (i)

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST

     The following selected Financial Highlights have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report for the 5 years in the period ended December 31, 1996 is included in the Trust's Annual Report. This information should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                           DIVIDENDS
                                         NET REALIZED                       DECLARED       DIVIDENDS         NET
              NET ASSET        NET       & UNREALIZED                       FROM NET        FROM NET        ASSET
                VALUE        INVEST-      GAIN (LOSS)      TOTAL FROM       INVEST-         REALIZED        VALUE
   YEAR       BEGINNING       MENT            ON           INVEST- MENT       MENT          GAIN ON        END OF       TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME       INVESTMENTS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Securities Portfolio
3/23/87-
 12/31/87       $10.00       $ 0.02 +       $ (1.22)         $ (1.20)        $(0.02)         $--           $  8.78       (13.1)%
12/31/88          8.78         0.11 +          1.82             1.93          (0.08)         --              10.63        22.0
12/31/89         10.63         0.13            2.96             3.09          (0.02)         --              13.70        29.1
12/31/90         13.70         0.18           (1.88)           (1.70)         (0.30)          (1.45)         10.25       (12.8)
12/31/91         10.25         0.07           (0.09)           (0.02)         (0.12)         --              10.11        (0.3)
12/31/92         10.11         0.13           (1.43)           (1.30)         (0.06)          (0.28)          8.47       (13.1)
12/31/93          8.47         0.05            2.50             2.55          (0.09)         --              10.93        30.2
12/31/94         10.93         0.11           (0.46)           (0.35)         (0.03)         --              10.55        (3.2)
12/31/95         10.55         0.13            1.19             1.32          (0.05)          (0.01)         11.81        12.6
12/31/96         11.81         0.15            1.19             1.34          (0.21)         --              12.94        11.5


              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO       INCOME TO       PORTFOLIO       AVERAGE
   YEAR      PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER      COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS           RATE        PER SHARE @

------------------------------------------------------------------------------------------------
                            Foreign Securities Portfolio
3/23/87-
 12/31/87   $ 12,284          1.8%#+           0.3%            85.0%           N/A
12/31/88      16,785          1.7+             1.1+            79.5            N/A
12/31/89      45,261          1.8              1.1             61.8            N/A
12/31/90      34,237          1.7              1.3             75.1            N/A
12/31/91      30,823          1.4              0.7             64.2            N/A
12/31/92      29,204          1.3              1.4            144.2            N/A
12/31/93      72,579          1.3              0.5             47.7            N/A
12/31/94      68,641          1.2              1.0             73.9            N/A
12/31/95      53,609          1.2              1.2             33.0            N/A
12/31/96      48,036          1.4              1.2             74.3         0.0062
                                                Capital Appreciation Portfolio
3/23/87-
 12/31/87        10.00         0.03 +         (1.69)           (1.66)         (0.04)          (0.35)          7.95       (16.5)
12/31/88          7.95         0.09            1.64             1.73          (0.05)         --               9.63        21.1
12/31/89          9.63         0.18            2.23             2.41          (0.01)         --              12.03        25.0
12/31/90         12.03         0.13           (2.04)           (1.91)         (0.29)          (0.02)          9.81       (16.2)
12/31/91          9.81         0.09            5.41             5.50          (0.01)          (0.07)         15.23        56.1
12/31/92         15.23         0.01            3.70             3.71          (0.07)          (1.12)         17.75        25.9
12/31/93         17.75        (0.03)           3.73             3.70          (0.01)          (1.16)         20.28        21.1
12/31/94         20.28        (0.02)          (0.71)           (0.73)         --              (2.04)         17.51        (3.8)
12/31/95         17.51         0.06            6.00             6.06          (0.15)          (0.20)         23.22        34.6
12/31/96         23.22         0.06            5.73             5.79          (0.06)          (0.95)         28.00        25.1

                            Capital Appreciation Portfolio
3/23/87-
 12/31/87      7,849          1.5#+            0.5#+          115.0            N/A
12/31/88      19,976          1.1              1.0             30.3            N/A
12/31/89      35,951          1.0              1.6             30.9            N/A
12/31/90      27,568          1.0              1.2             37.2            N/A
12/31/91      45,976          1.0              0.7             72.9            N/A
12/31/92      83,414          0.9              0.1             92.9            N/A
12/31/93     182,515          0.9             (0.2)           111.2            N/A
12/31/94     229,544          0.8             (0.1)            64.0            N/A
12/31/95     356,218          0.8              0.3             60.1            N/A
12/31/96     567,672          0.8              0.2             69.2         0.0517
                                                       Growth Portfolio
12/31/87         13.99         0.25           (0.04)            0.21          (0.48)          (1.27)         12.45         0.6
12/31/88         12.45         0.22            1.37             1.59          --             --              14.04        12.8
12/31/89         14.04         0.31            3.91             4.22          (0.29)         --              17.97        30.1
12/31/90         17.97         0.27           (0.50)           (0.23)         (0.56)          (1.72)         15.46        (1.6)
                                                        Growth Portfolio
12/31/91         15.46         0.22            6.05             6.27          (0.12)          (0.21)         21.40        40.8
12/31/92         21.40         0.09            0.99             1.08          (0.19)          (0.62)         21.67         5.4
12/31/93         21.67         0.05            1.60             1.65          (0.08)          (0.92)         22.32         7.8
12/31/94         22.32         0.05           (1.03)           (0.98)         (0.05)          (3.11)         18.18        (4.7)
12/31/95         18.18         0.11            4.62             4.73          (0.05)          (3.38)         19.48        26.3
12/31/96         19.48         0.20            4.57             4.77          (0.11)          (0.95)         23.19        25.0

                               Growth Portfolio
12/31/87     210,736          0.9              1.6             81.6            N/A
12/31/88     195,105          1.0              1.6             37.6            N/A
12/31/89     171,593          1.0              1.8             26.9            N/A
12/31/90     151,527          0.9              1.6             22.2            N/A
12/31/91     231,857          0.9              1.2             36.9            N/A
12/31/92     279,291          0.9              0.5             37.9            N/A
12/31/93     311,050          0.9              0.2             66.3            N/A
12/31/94     246,149          0.8              0.2             74.8            N/A
12/31/95     307,857          0.9              0.6             92.1            N/A
12/31/96     366,602          0.8              0.9             51.7         0.0515
                                                 Natural Resources Portfolio
12/31/88         10.00         0.33 +          0.84             1.17          (0.17)         --              11.00        11.7
12/31/89         11.00         0.39            1.63             2.02          (0.12)         --              12.90        18.3
12/31/90         12.90         0.33           (2.10)           (1.77)         (0.61)          (0.80)          9.72       (15.0)
12/31/91          9.72         0.26            0.21             0.47          (0.13)         --              10.06         4.9
12/31/92         10.06         0.21            0.05             0.26          (0.39)         --               9.93         2.5
12/31/93          9.93         0.15            3.42             3.57          (0.17)         --              13.33        36.2
12/31/94         13.33         0.23           (0.09)            0.14          (0.09)          (0.09)         13.29         1.0
12/31/95         13.29         0.18            2.15             2.33          (0.21)          (0.29)         15.12        17.5
12/31/96         15.12         0.22            1.89             2.11          (0.13)          (0.23)         16.87        14.1
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
# Annualized.
+ Net of expense reimbursement.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

                               Natural Resources Portfolio
12/31/88      12,324          1.6+             3.2+            20.0            N/A
12/31/89      16,971          1.5              3.3             38.2            N/A
12/31/90      14,954          1.4              3.0             26.6            N/A
12/31/91       9,407          1.2              2.5              2.6            N/A
12/31/92       8,796          1.3              2.1             18.7            N/A
12/31/93      18,255          1.1              1.3             34.5            N/A
12/31/94      21,230          1.0              1.7             36.0            N/A
12/31/95      28,941          1.0              1.3             32.0            N/A
12/31/96      45,329          0.9              1.3             52.5         0.0409

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
# Annualized.
+ Net of expense reimbursement.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS* (CONTINUED)
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST

                                                                           DIVIDENDS
                                         NET REALIZED                       DECLARED       DIVIDENDS         NET
              NET ASSET        NET       & UNREALIZED                       FROM NET        FROM NET        ASSET
                VALUE        INVEST-      GAIN (LOSS)      TOTAL FROM       INVEST-         REALIZED        VALUE
   YEAR       BEGINNING       MENT            ON           INVEST- MENT       MENT          GAIN ON        END OF       TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME       INVESTMENTS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------
                                                 Growth and Income Portfolio
1/23/87-
 12/31/87       $10.00       $ 0.42 +       $ (1.56)         $ (1.14)        $(0.42)         $--           $  8.44       (12.6)%
12/31/88          8.44         0.57            0.65             1.22          (0.55)         --               9.11        14.5
12/31/89          9.11         0.57            0.77             1.34          --             --              10.45        14.7
12/31/90         10.45         0.63           (0.98)           (0.35)         (1.34)         --               8.76        (3.8)
12/31/91          8.76         0.64            1.70             2.34          (0.12)         --              10.98        26.8
12/31/92         10.98         0.65            1.50             2.15          (0.64)         --              12.49        20.1
12/31/93         12.49         0.61            2.11             2.72          (0.55)          (0.08)         14.58        22.0
12/31/94         14.58         0.66           (1.96)           (1.30)         (0.52)          (1.20)         11.56        (9.7)
12/31/95         11.56         0.61            1.29             1.90          (0.83)          (0.62)         12.01        16.6
12/31/96         12.01         0.33            2.02             2.35          (0.77)         --              13.59        20.2


              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO       INCOME TO       PORTFOLIO       AVERAGE
   YEAR      PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER      COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS           RATE        PER SHARE @

-------------------------------------------------------------------------------------------------------------
                            Growth and Income Portfolio
1/23/87-
 12/31/87   $ 14,577          1.2%#            5.6%#           81.3%           N/A
12/31/88      17,653          1.0              6.1             52.8            N/A
12/31/89      19,027          1.0              5.6             77.0            N/A
12/31/90      13,352          1.1              6.6            107.0            N/A
12/31/91      14,551          1.1              6.4            109.0            N/A
12/31/92      23,723          1.0              5.6             86.5            N/A
12/31/93      41,555          0.9              4.4             86.2            N/A
12/31/94      34,995          0.9              4.9             50.7            N/A
12/31/95      32,008          0.9              5.2             88.8            N/A
12/31/96      33,465          0.9              2.5            108.5         0.0477
                          Strategic Multi-Asset Portfolio
1/13/87-
 12/31/87        10.00         0.25           (0.97)           (0.72)         (0.25)          (0.03)          9.00        (7.8)
12/31/88          9.00         0.36            0.98             1.34          (0.28)         --              10.06        14.9
12/31/89         10.06         0.41            1.58             1.99          (0.05)         --              12.00        19.8
12/31/90         12.00         0.38           (1.26)           (0.88)         (0.83)          (0.12)         10.17        (7.8)
12/31/91         10.17         0.26            2.20             2.46          --             --              12.63        24.2
12/31/92         12.63         0.23            0.25             0.48          (0.34)          (0.32)         12.45         3.9
12/31/93         12.45         0.21            1.68             1.89          (0.28)         --              14.06        15.3
12/31/94         14.06         0.24           (0.53)           (0.29)         (0.20)          (2.28)         11.29        (2.6)
12/31/95         11.29         0.32            2.18             2.50          (0.23)          (1.78)         11.78        22.8
12/31/96         11.78         0.25            1.41             1.66          (0.40)          (0.84)         12.20        14.8
                          Strategic Multi-Asset Portfolio
1/13/87-
 12/31/87     65,066          1.5#             3.4#            68.9            N/A
12/31/88      83,479          1.4              3.7             37.4            N/A
12/31/89     108,434          1.4              3.7             36.6            N/A
12/31/90      87,329          1.4              3.4             28.0            N/A
12/31/91      88,585          1.3              2.3             42.0            N/A
12/31/92      79,621          1.3              1.8             57.5            N/A
12/31/93      76,466          1.3              1.2             73.9            N/A
12/31/94      65,357          1.3              1.8             63.7            N/A
12/31/95      64,026          1.3              2.7             36.9            N/A
12/31/96      57,744          1.4              2.0             51.3         0.0064
                              Multi-Asset Portfolio
3/23/87-
 12/31/87        10.00         0.33           (0.76)           (0.43)         (0.33)          (0.05)          9.19        (4.9)
12/31/88          9.19         0.44            0.44             0.88          (0.42)         --               9.65         9.6
12/31/89          9.65         0.48            1.42             1.90          (0.01)         --              11.54        19.7
12/31/90         11.54         0.48           (0.30)            0.18          (1.03)         --              10.69         1.6
12/31/91         10.69         0.45            2.45             2.90          (0.06)         --              13.53        27.3
12/31/92         13.53         0.41            0.67             1.08          (0.47)          (0.35)         13.79         8.2
12/31/93         13.79         0.36            0.63             0.99          (0.44)          (0.46)         13.88         7.3
12/31/94         13.88         0.39           (0.60)           (0.21)         (0.47)          (1.49)         11.71        (1.7)
12/31/95         11.71         0.40            2.47             2.87          (0.49)          (1.05)         13.04        24.9
12/31/96         13.04         0.35            1.36             1.71          (0.49)          (0.91)         13.35        13.9

                             Multi-Asset Portfolio
3/23/87-
 12/31/87    130,684          1.2#             4.5#            58.5            N/A
12/31/88     161,622          1.2              4.5             30.8            N/A
12/31/89     168,986          1.2              4.4             36.9            N/A
12/31/90     151,329          1.2              4.4             48.7            N/A
12/31/91     177,429          1.2              3.8             50.7            N/A
12/31/92     207,533          1.1              3.1             38.6            N/A
12/31/93     208,900          1.1              2.6             48.2            N/A
12/31/94     164,159          1.1              3.0             82.5            N/A
12/31/95     168,243          1.1              3.2             85.9            N/A
12/31/96     150,619          1.1              2.6             64.1         0.0517
                               High Yield Portfolio
12/31/87         11.66         1.15           (1.51)           (0.36)         (1.48)          (0.02)          9.80         1.7
12/31/88          9.80         1.23            0.17             1.40          (1.18)         --              10.02        14.3
12/31/89         10.02         1.27           (1.53)           (0.26)         (0.07)         --               9.69        (2.8)
12/31/90          9.69         0.99           (1.85)           (0.86)         (2.87)         --               5.96       (10.8)
12/31/91          5.96         0.81            1.16             1.97          (0.05)         --               7.88        33.1
12/31/92          7.88         0.81            0.28             1.09          (0.58)         --               8.39        13.9
12/31/93          8.39         0.79            0.79             1.58          (0.54)         --               9.43        19.1
12/31/94          9.43         0.15           (0.56)           (0.41)         (1.15)         --               7.87        (4.5)
12/31/95          7.87         0.77            0.67             1.44          (0.98)         --               8.33        18.8
12/31/96          8.33         0.74            0.19             0.93          (0.88)         --               8.38        11.7
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
# Annualized.
+ Net of expense reimbursement.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

                              High Yield Portfolio
12/31/87      52,783          0.9              9.9             71.3            N/A
12/31/88      57,916          0.9             11.4             41.5            N/A
12/31/89      33,430          1.0             12.2             43.9            N/A
12/31/90      20,695          1.0             13.2             50.9            N/A
12/31/91      33,046          1.0             11.3             54.9            N/A
12/31/92      47,140          0.9              9.7            134.9            N/A
12/31/93      79,303          0.9              8.5            121.1            N/A
12/31/94      48,057          0.9              9.0             97.9            N/A
12/31/95      46,817          0.9              9.2             68.1            N/A
12/31/96      45,687          0.9              8.8             58.0            N/A
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
# Annualized.
+ Net of expense reimbursement.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS* (CONTINUED)
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST

                                                                           DIVIDENDS
                                         NET REALIZED                       DECLARED       DIVIDENDS         NET
              NET ASSET        NET       & UNREALIZED                       FROM NET        FROM NET        ASSET
                VALUE        INVEST-      GAIN (LOSS)      TOTAL FROM       INVEST-         REALIZED        VALUE
   YEAR       BEGINNING       MENT            ON           INVEST- MENT       MENT          GAIN ON        END OF       TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME       INVESTMENTS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------
                                                     Target '98 Portfolio
5/2/88-
 12/31/88       $10.00       $ 0.49 +       $  0.23          $  0.72         $(0.16)         $--           $ 10.56         7.9%
12/31/89         10.56         0.84            0.99             1.83          (0.05)         --              12.34        17.3
12/31/90         12.34         0.87           (0.12)            0.75          (1.54)          (0.08)         11.47         1.7
12/31/91         11.47         0.83            1.33             2.16          --             --              13.63        18.9
12/31/92         13.63         0.82            0.16             0.98          (0.79)          (0.25)         13.57         7.2
12/31/93         13.57         0.82            0.71             1.53          (0.93)          (0.23)         13.94        11.2
12/31/94         13.94         0.83           (1.39)           (0.56)         (1.11)          (0.07)         12.20        (4.1)
12/31/95         12.20         0.86            0.88             1.74          (1.30)         --              12.64        14.6
12/31/96         12.64         0.81           (0.37)            0.44          (1.41)         --              11.67         3.7


              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO       INCOME TO       PORTFOLIO       AVERAGE
   YEAR      PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER      COMMISSION
  ENDED     (000'S)        ASSETS           ASSETS           RATE        PER SHARE @

------------------------------------------------------------------------------------------------
Target '98 Portfolio
5/2/88-
 12/31/88   $  5,718          0.8%#+           7.8%            13.0%           N/A
12/31/89      15,385          1.1              7.3             21.9            N/A
12/31/90      14,614          1.0              7.5              6.8            N/A
12/31/91      12,553          1.0              6.9             14.4            N/A
12/31/92      19,227          0.9              6.0             37.3            N/A
12/31/93      20,500          0.9              5.7             20.8            N/A
12/31/94      19,194          0.8              6.5              9.2            N/A
12/31/95      12,774          0.9              6.7             38.6            N/A
12/31/96      10,172          0.9              6.5            --               N/A
                                                    Fixed Income Portfolio
12/31/87         14.09         1.01           (1.10)           (0.09)         (1.51)          (0.11)         12.38         0.8
12/31/88         12.38         0.98           (0.11)            0.87          (1.14)         --              12.11         7.0
12/31/89         12.11         0.98            0.58             1.56          --             --              13.67        12.6
12/31/90         13.67         0.96            0.01             0.97          (2.07)         --              12.57         7.9
12/31/91         12.57         0.96            0.95             1.91          (0.05)         --              14.43        15.2
12/31/92         14.43         0.98           (0.04)            0.94          (1.06)         --              14.31         6.5
12/31/93         14.31         0.95            0.19             1.14          (0.91)         --              14.54         8.0
12/31/94         14.54         0.89           (1.36)           (0.47)         (1.17)         --              12.90        (3.2)
12/31/95         12.90         0.90            1.52             2.42          (1.16)         --              14.16        19.2
12/31/96         14.16         0.93           (0.64)           (0.29)         (1.15)         --              13.30         2.4

Fixed Income Portfolio
12/31/87      56,410          0.8              7.4             57.0            N/A
12/31/88      48,044          0.8              7.6             45.6            N/A
12/31/89      42,512          0.9              7.6             34.0            N/A
12/31/90      34,392          0.9              7.5             52.2            N/A
12/31/91      37,887          0.9              7.2             55.3            N/A
12/31/92      40,001          0.8              6.8             31.8            N/A
12/31/93      41,116          0.8              6.3             45.9            N/A
12/31/94      28,582          0.8              6.5             56.5            N/A
12/31/95      27,975          0.8              6.5             76.7            N/A
12/31/96      22,743          0.8              6.8             77.9            N/A
                                            Government and Quality Bond Portfolio
12/31/87         13.70         1.11           (1.01)            0.10          (1.83)         --              11.97         1.6
12/31/88         11.97         1.13           (0.08)            1.05          (1.43)         --              11.59         8.8
12/31/89         11.59         1.10            0.71             1.81          --             --              13.40        15.6
12/31/90         13.40         1.05           (0.09)            0.96          (2.30)         --              12.06         7.8
12/31/91         12.06         1.00            1.08             2.08          (0.11)         --              14.03        17.3
12/31/92         14.03         1.02           (0.05)            0.97          (1.07)         --              13.93         6.9
12/31/93         13.93         0.90            0.25             1.15          (0.86)         --              14.22         8.3
12/31/94         14.22         0.86           (1.30)           (0.44)         (0.73)          (0.19)         12.86        (3.1)
12/31/95         12.86         0.90            1.55             2.45          (1.08)         --              14.23        19.4
12/31/96         14.23         0.87           (0.50)            0.37          (0.90)          (0.03)         13.67         2.9

Government and Quality Bond Portfolio
12/31/87     267,091          0.8              8.7             36.0            N/A
12/31/88     195,984          0.8              8.9            120.5            N/A
12/31/89     163,082          0.8              8.6             71.8            N/A
12/31/90     155,522          0.8              8.5             63.3            N/A
12/31/91     197,463          0.8              7.8             87.5            N/A
12/31/92     207,860          0.8              7.3             76.4            N/A
12/31/93     264,660          0.7              6.2             93.2            N/A
12/31/94     232,530          0.7              6.4            117.6            N/A
12/31/95     225,579          0.7              6.5            135.2            N/A
12/31/96     221,603          0.7              6.3            106.7            N/A
                                                    Money Market Portfolio
12/31/87          1.00         0.06          --                 0.06          (0.06)         --               1.00       --
12/31/88          1.00         0.07          --                 0.07          (0.07)         --               1.00       --
12/31/89          1.00         0.08          --                 0.08          (0.08)         --               1.00         8.2
12/31/90          1.00         0.07          --                 0.07          (0.07)         --               1.00         7.4
12/31/91          1.00         0.06          --                 0.06          (0.06)         --               1.00         5.6
12/31/92          1.00         0.03          --                 0.03          (0.03)         --               1.00         3.4
12/31/93          1.00         0.02          --                 0.02          (0.02)         --               1.00         2.0
12/31/94          1.00         0.04          --                 0.04          (0.04)         --               1.00         3.8
12/31/95          1.00         0.05          --                 0.05          (0.05)         --               1.00         5.6
12/31/96          1.00         0.05          --                 0.05          (0.05)         --               1.00         5.0
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
# Annualized.
+ Net of expense reimbursement.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

Money Market Portfolio
12/31/87      83,360          0.7              6.4            --               N/A
12/31/88     171,364          0.7              7.2            --               N/A
12/31/89     248,774          0.7              8.6            --               N/A
12/31/90     181,956          0.7              7.6            --               N/A
12/31/91     119,855          0.7              5.7            --               N/A
12/31/92     127,262          0.6              3.3            --               N/A
12/31/93      99,309          0.6              2.7            --               N/A
12/31/94     126,004          0.6              3.8            --               N/A
12/31/95      93,692          0.6              5.5            --               N/A
12/31/96      74,001          0.6              4.9            --               N/A
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
# Annualized.
+ Net of expense reimbursement.
@ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

--------------------------------------------------------------------------------

                                   THE TRUST
--------------------------------------------------------------------------------

     ANCHOR SERIES TRUST (the "Trust") is an open-end diversified management investment company. This Prospectus includes the twelve separate portfolios of the Trust which are the: Foreign Securities Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Natural Resources Portfolio, Growth and Income Portfolio (formerly, the Convertible Securities Portfolio), Strategic Multi-Asset Portfolio, Multi-Asset Portfolio, High Yield Portfolio, Target '98 Portfolio, Fixed Income Portfolio, Government and Quality Bond Portfolio, and Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The Trust issues a separate series of shares for each Portfolio, which in some instances have rights separate from other series of shares. The Trustees may provide for additional portfolios from time to time. The Declaration of Trust permits the Trustees to issue an unlimited number of full or fractional shares of each series of shares. (See "Dividends, Distributions and Taxes.")


     SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of SunAmerica Inc., serves as investment adviser for all the portfolios of the Trust. (See "SAAMCo.") Wellington Management Company, LLP ("WMC" or the "Sub-Adviser") serves as sub-adviser for all the Portfolios of the Trust. (See "Wellington Management Company, LLP.") When referred to collectively herein, SAAMCo and WMC shall be referred to as the "Advisers."


     Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Certain series of the Trust may not be available in connection with a particular contract. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are under common control with, and therefore are affiliated with, the Adviser. Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company are not affiliates of the Adviser. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with the Adviser. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


     Each Portfolio of the Trust has a different investment objective and is managed separately. The risks and opportunities of each Portfolio should be examined separately. The differences in objectives and policies among the Portfolios will affect the investment return of each Portfolio and the degree of market and financial risk of each Portfolio. The investment objective of each Portfolio stated below may not be changed without the approval of the holders of the outstanding shares of each Portfolio affected. There is no assurance that the investment objectives of the various Portfolios will be met.


                               EQUITY PORTFOLIOS


FOREIGN SECURITIES PORTFOLIO



     The investment objective of this Portfolio is long-term capital appreciation through investment in a diversified portfolio of primarily equity securities issued by foreign companies and primarily denominated in foreign currencies. The Portfolio may also invest up to 20% of its assets in foreign fixed income securities issued by domestic and foreign companies, foreign governments and their agencies and instrumentalities and supranational agencies. Investments will cover a broad range of companies and industries in a number of foreign countries and may be denominated in U.S. dollars or foreign currencies. The Sub-Adviser anticipates that, under normal market conditions, the Portfolio will diversify its investments among a minimum of five countries.


     Securities will be selected on the basis of fundamental analysis to identify those companies which, in the judgment of the Sub-Adviser, possess above-average capital appreciation potential. In addition to fundamental analysis of companies and their industries, the Sub-Adviser evaluates the economic and political climate of the country in which the company is located and the principal securities markets in which such securities are traded. The Sub-Adviser believes that fundamental analysis coupled with diversification among a number of countries and among a broad range of companies may serve to lessen the risks which may be associated with investing in foreign securities.


     All or a portion of the foreign securities purchased by the Portfolio may be in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. GDRs are issued globally, and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the United States securities markets, and GDRs are designed for trading in non-U.S. securities markets.



     A significant portion of the Portfolio's equity investments are expected to be in securities which are not listed for trading on domestic securities exchanges and, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on domestic securities exchanges. The Portfolio's policy of investing in smaller, less seasoned companies will subject the Portfolio to greater risk than may be involved in investing in securities which are not selected for such growth characteristics.



     In addition to the capital appreciation opportunities which may exist, investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and the potential for restrictions on the flow of international capital. Although income is not an objective of this Portfolio, many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio. Also, the value of foreign currencies relative to the U.S. dollar will fluctuate and will therefore affect, either favorably or unfavorably, the value of the underlying securities which the Portfolio owns.



     The Portfolio may engage in options transactions and may purchase and sell futures contracts and options thereon to reduce certain risks of its investments to enhance income or to gain country exposure. The Sub-Adviser will not attempt to actively time either short-term market trends or short-term currency trends in any market. The Portfolio may enter into forward foreign exchange contracts. (See "Hedging and Income Enhancement Strategies.")


     The Portfolio intends, except under unusual market conditions or to meet liquidity needs, to remain fully invested in foreign equity securities. However, the Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


CAPITAL APPRECIATION PORTFOLIO



     The investment objective of this Portfolio is to seek long-term capital appreciation primarily through investments in growth equity securities which are widely diversified by industry and company. In contrast to the majority of growth equity securities which will be selected for the Growth Portfolio, the Capital Appreciation Portfolio will generally consist of a greater proportion of securities of smaller companies which may be newer and less seasoned, companies which represent new or changing industries, and those which, in the opinion of the Sub-Adviser, represent special situations, the potential future value of which has not been recognized by other institutional investors. In seeking to achieve its objective, the Portfolio will invest primarily in U.S. common stocks and may sell covered call options on certain of such stocks on U.S. exchanges, purchase call and put options and combinations of such options on U.S. exchanges and enter into closing transactions with respect to certain of its option positions on the exchanges. In addition, the Portfolio may invest in debt securities and preferred stocks that are convertible into, or that carry warrants to purchase, common stocks or other equity interests. The Portfolio also may engage in transactions involving stock index futures and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may invest up to 25% of its total assets in foreign securities and may engage in forward foreign exchange contracts with respect to these investments. (See the discussion under "Foreign Securities Portfolio" above and "Foreign Securities" in the Statement of Additional Information.)

     A significant portion of the Portfolio's equity investments are expected to be in securities which are not listed for trading on domestic securities exchanges and, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on domestic securities exchanges.



     As a result of its investment policies, the Portfolio's securities can be expected on average to exhibit greater volatility than the equity markets as a whole as measured by the price movement of the Standard & Poor's 500 Composite Stock Index. The relative position size of each security holding within the Portfolio may be determined, in part, by the relative capitalization of the issue in the equity markets as a whole. Therefore, highly capitalized companies may be allowed a larger position in the Portfolio than smaller capitalized companies. As a result, the overall diversification of the Portfolio's holdings may serve to reduce the specific risk associated with investments in any one issuer.


     The Portfolio may also invest in short-term money market instruments, including repurchase agreements, authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


GROWTH PORTFOLIO


     The investment objective of this Portfolio is to seek capital appreciation primarily through investments in growth equity securities. Growth equity securities include seasoned companies with proven records and above-average earnings growth, and smaller companies with outstanding growth records and potential. Growth equity securities tend to have above-average price/earnings ratios and less-than-average current yield. The Portfolio's investments will be widely diversified by industry and company. The Portfolio may also engage in transactions involving stock index futures and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.")


     The majority of the Portfolio's equity investments are securities listed on the New York Stock Exchange and other domestic securities exchanges. The Portfolio also invests in unlisted securities, but these are generally securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. In addition, the Portfolio may invest up to 25% of its total assets in foreign securities and may engage in forward foreign exchange contracts with respect to these investments. (See the discussion under "Foreign Securities Portfolio" and "Foreign Securities" in the Statement of Additional Information.)


     Convertible securities may constitute up to 20% of the Portfolio's net assets, and may be used for defensive purposes or when they are an attractive alternative to the underlying common stock. In seeking to achieve its objective the Portfolio will primarily invest in U.S. common stocks and may sell covered call options on certain of such stocks on U.S. exchanges, purchase call and put options and combinations of such options on U.S. exchanges, and enter into closing transactions with respect to certain of its option positions on the exchanges.


     The Portfolio intends, except under unusual market conditions or to meet liquidity needs, to remain fully invested in equity securities. However, the Portfolio may invest in short-term money market instruments, including repurchase agreements, authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)



NATURAL RESOURCES PORTFOLIO



     The investment objective of this Portfolio is to provide a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. The Portfolio will invest primarily in equity securities of companies which are expected to benefit from rising inflation, and in debt obligations and fixed income securities which are expected to provide favorable returns in periods of rising inflation. The Portfolio will invest in domestic securities and foreign securities including ADRs or GDRs. Securities issued by foreign issuers may be denominated in U.S. dollars or foreign currencies. (See "Foreign Securities Portfolio.")


     Investments will be chosen primarily based on their historical and projected relationship with inflation. The Portfolio will invest in securities issued by companies engaged in exploration, mining, fabrication, processing or trading in gold, and other precious metals and minerals including diamonds, and natural resources including oil, timber, and agricultural commodities; real estate investment trusts (REITs); and other investments which are expected to provide a hedge against anticipated inflation. The Portfolio will concentrate its investments by investing at least 25% of its assets in the securities of companies in gold-related industries, including exploration, mining, fabrication, processing and trading in gold. In addition, the Portfolio may invest in securities (including debt securities and preferred stock) the terms of which are related to the market value of gold and other natural resource assets, and may also invest its assets in short-term investments including non-dollar denominated instruments. The Portfolio may also invest up to 10% of its assets in the securities of investment companies (including foreign investment companies) which make investments that are expected to provide a hedge against anticipated inflation. However, the Portfolio will not invest more than 5% of its assets in any single investment company and will not purchase more than 3% of the voting stock of an investment company. In addition, the Portfolio will not purchase the securities of any closed-end investment company which would result in the funds which are advised by the Adviser or by the Sub-Adviser owning, in the aggregate, more than 10% of the voting stock of the closed-end investment company. If the Portfolio invests in investment companies, the Portfolio's shareholders will bear not only their proportionate share of expenses of the Portfolio, but also indirectly will bear similar expenses of the underlying investment company.


     Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of world-wide economic, financial and political factors. Prices of gold and other precious metals may fluctuate sharply over short time periods due to: changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals. The Portfolio's concentration in gold related industries exposes it to greater risk than a portfolio less concentrated in a group of related industries.


     The value of equity investments related to other natural resources such as oil, timber, and agricultural commodities will fluctuate pursuant to market conditions, generally, as well as the market for the particular natural resource in which the issuer is involved. The Sub-Adviser believes that the values of natural resources fluctuate differently with respect to different stages of the inflationary cycle. In addition, the values of natural resources are subject to numerous factors including events of nature and international politics. The Sub-Adviser will seek securities that are attractively priced relative to the intrinsic value of the relevant natural resource, or that are of companies which are positioned to benefit during particular portions of the inflationary cycle.



     It is expected that the market price of securities, the principal amount, redemption terms, or conversion terms of which are related to the market price of a natural resource asset, will fluctuate on the basis of the natural resource on which such security is based. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, such securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates.



     The Portfolio may write covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon and in transactions involving the future delivery of fixed income securities ("Financial Futures Contracts") and options thereon for income enhancement or as a hedge against changes in market conditions. The Portfolio may also engage in forward foreign exchange contracts. (See "Hedging and Income Enhancement Strategies.")


                          GROWTH AND INCOME PORTFOLIO

     The investment objective of this Portfolio is to provide high current income and long-term capital appreciation. The Portfolio will seek to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in securities that provide the potential for growth and offer income, such as dividend-paying common stocks and securities convertible into common stock. The portion of the Portfolio's assets invested in equity securities and debt securities may vary from time to time due to changes in interest rates and economic and other factors. This Portfolio is not designed for investors seeking a steady flow of income distributions. Rather, the Portfolio's policy of investing in income-producing securities is intended to provide investors with a greater consistency of investment return than may be achieved by investing solely in growth stocks.

     The equity securities purchased for the Portfolio will generally be issued by publicly-held corporations. However, the Sub-Adviser may select equity securities for the Portfolio without regard to the size or established history of the issuer. Generally, the prices of equity securities may be affected by such factors as a change in a company's earnings; fluctuations in interest rates; or changes in the rate of economic growth. Further, to the extent the Portfolio invests in issuers with small market capitalizations, the Portfolio would be subject to greater risk than may be involved in investing in securities of issuers with larger market capitalizations. The securities of small capitalization issuers typically include those of newer or less seasoned companies, and may be more speculative than securities issued by larger, more well-established issuers. Other risks associated with smaller or newer issuers include less publicly-available information about the issuer; the absence of a business history or historical pattern of performance; and the normal risks which accompany the development of new products, markets or services.

     The convertible securities in which the Portfolio may invest are not subject to any limitations as to ratings and may include high, medium, lower and unrated securities. However, the Portfolio may not invest more than 20% of its total assets in convertible securities rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard and Poor's Ratings Services, A Division of The McGraw-Hill Companies Inc. ("Standard and Poor's") (including convertible securities that have been downgraded), or in unrated convertible securities that are of comparable quality as determined by the Sub-Adviser. Convertible securities rated lower than "Baa" by Moody's or "BBB" by Standard and Poor's or unrated securities of comparable quality, commonly referred to as "junk bonds" or "high yield securities," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "High Yield Portfolio" below and the Statement of Additional Information for a discussion of the risks associated with lower-rated, high-yield securities.

     The Portfolio may also invest up to 20% of its total assets in equity securities of foreign companies in developed countries which are traded on a recognized domestic or foreign securities exchange. Although such foreign securities may be denominated in foreign currencies, the Portfolio anticipates that the majority of its foreign investments will be in ADRs or GDRs. See "Foreign Securities Portfolio" for a discussion of these types of securities. The Portfolio may enter into forward currency contracts to protect against uncertainty in the level of future exchange rates. However, the Sub-Adviser will not actively attempt to time either short-term market trends or short-term currency trends in any market. See "Hedging and Income Enhancement Strategies" below.


     In addition to the equity and convertible securities described above, the Portfolio may invest up to 35% of its total assets in the following instruments: short-term money market instruments denominated in U.S. dollars including repurchase agreements and Section 4(2) commercial paper, which are authorized for purchase by the Money Market Portfolio (see "Money Market Portfolio" and "Repurchase Agreements"); fixed-income securities, including obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, including mortgage-related securities; high quality debt securities issued by foreign sovereigns; corporate debt securities rated at least "BBB" by Standard and Poor's or "Baa" by Moody's, commonly known as "investment grade securities," or unrated securities that are deemed to be of comparable quality by the Sub-Adviser; and equity and convertible securities of issuers that are not paying a dividend, if there exists the potential for growth of capital or future income. See the Statement of Additional Information concerning these securities.



     Finally, the Portfolio may enter into contracts on financial futures or stock index futures, or options thereon, for income enhancement or hedging purposes. See "Hedging and Income Enhancement Strategies" below. The Portfolio may also make loans of portfolio securities and invest in securities issued on a "when-issued" or "delayed delivery" basis. (See "When-Issued Securities" and "Loans of Portfolio Securities" in the Statement of Additional Information.) In addition, in any period of market weakness or of uncertain market conditions, the Portfolio may establish a temporary defensive position to preserve capital by investing up to 100% of total assets in cash, cash equivalents or high quality short-term fixed-income securities.


                               MANAGED PORTFOLIOS


STRATEGIC MULTI-ASSET AND MULTI-ASSET PORTFOLIOS



     The investment objective of the Strategic Multi-Asset and Multi-Asset Portfolios is to seek high long-term total investment return. Total investment return consists of dividends, interest and other income, and net realized and unrealized appreciation and depreciation in the value of each Portfolio's security holdings. Each Portfolio will allocate its assets among the asset classes described below. Although the Strategic Multi-Asset Portfolio is designed to offer the potential for higher investment return than the Multi-Asset Portfolio, it can be expected to result in greater price volatility and potentially greater risk of loss than the Multi-Asset Portfolio.



     The assets of the Strategic Multi-Asset and the Multi-Asset Portfolios will be allocated among the following actively managed sub-portfolios:

     Core Equity Sub-Portfolio -- The investment objective of the Core Equity Sub-Portfolio is to seek long term capital appreciation by investing in a diversified portfolio of common stocks, securities convertible into common stocks, ADRs and GDRs.



     Core Bond Sub-Portfolio -- The investment objective of the Core Bond Sub-Portfolio is to seek a high level of current income consistent with the preservation of capital by investing primarily in investment grade fixed income securities.



     Core Bond Plus Sub-Portfolio -- The investment objective of the Core Bond Plus Sub-Portfolio is to seek a high level of current income by investing in a diverse group of fixed income securities, including high-yield, high-risk income producing corporate bonds. These high yield securities are typically subject to greater market fluctuations and risk loss of income and principal due to default by the issuer. (See "Risk Factors -- High Yield Bonds under "High Yield Portfolio" for a discussion of the risks associated with high-yield securities.)



     Capital Appreciation Sub-Portfolio -- The Capital Appreciation Sub-Portfolio seeks long term capital appreciation by investing in a widely diversified portfolio of growth equity securities. The Capital Appreciation Sub-Portfolio will invest in substantially the same securities as the Capital Appreciation Portfolio. (See "Capital Appreciation Portfolio.")



     Foreign Securities Sub-Portfolio -- The Foreign Securities Sub-Portfolio seeks long term capital appreciation by investing primarily in equity securities issued by foreign companies. The Foreign Securities Sub-Portfolio will invest in substantially the same securities as the Foreign Securities Portfolio. (See "Foreign Securities Portfolio.")



     Although each of the Sub-Portfolios described above intends to be fully invested, a Sub-Portfolio may hold cash or cash equivalents and may invest any portion or all of its assets in high quality money market instruments for temporary defensive purposes, to meet liquidity needs or in anticipation of investment of assets. Each Sub-Portfolio may also purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information).



     Money Market Sub-Portfolio -- The Money Market Sub-Portfolio seeks current income consistent with stability of principal by investing in a diversified portfolio of money market instruments. The Money Market Sub-Portfolio seeks to maintain a stable price per share, but there is no assurance that the Sub-Portfolio will meet this objective. The Money Market Sub-Portfolio will invest in substantially the same securities as the Money Market Portfolio. (See "Money Market Portfolio.")



     The assets of the MULTI-ASSET PORTFOLIO will be allocated between the Core Equity Sub-Portfolio and the Core Bond Sub-Portfolio described above. The assets of the STRATEGIC MULTI-ASSET PORTFOLIO will be allocated among the Core Equity, Core Bond Plus, Capital Appreciation, Foreign Securities and Money Market Sub-Portfolios.



ASSET ALLOCATION APPROACH



     The Sub-Adviser will actively manage the allocation of assets among the Sub-Portfolios based upon its judgment of the projected investment environment for financial assets, relative fundamental values, attractiveness and expected future returns of each sector. The Sub-Adviser will base its asset allocation decisions on fundamental analysis and will not attempt to make short-term market timing decisions among the market sectors. As a result, shifts in asset allocation are expected to be gradual and continuous and each Portfolio will normally have some portion of its assets invested in each relevant Sub-Portfolio at all times.



     The Portfolios do not have percentage limitations on the amount allocated to each market sector or sub-sector and may emphasize such sectors or sub-sectors indicated by the Sub-Adviser's analysis and judgment.



     As part of the asset allocation decisionmaking, the Sub-Adviser may use futures and options for hedging purposes, income enhancement or to effect allocation decisions in an efficient manner. Each Portfolio may sell (write) covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon and Financial Futures Contracts and options thereon. (See "Hedging and Income Enhancement Strategies.") In addition, each Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

                               INCOME PORTFOLIOS


HIGH YIELD PORTFOLIO



     The primary objective of this Portfolio is to produce high current income. A secondary investment objective is capital appreciation. The Portfolio will seek its objectives by investing, except for temporary defensive purposes, at least 65% of its assets in high-yielding, high-risk, income producing corporate bonds, also known as "junk bonds." Although these securities can be expected to provide higher yields, they may be subject to greater market fluctuations and the risk of loss of income and principal, than lower yielding, higher-rated fixed-income securities. A significant percentage of the high-yield securities in which the Portfolio invests are securities issued in reliance on Rule 144A under the 1933 Act.


     Because investment in such high-yield, high-risk securities entails greater risks, an investment in the Portfolio should not constitute a complete investment program and may not be appropriate for all investors. The investments of the Portfolio will be subject to greater market fluctuations and risk of loss of income and principal due to default by an issuer than are investments in higher rated bonds.

     Generally, bonds providing the highest yield carry lower ratings (Baa or lower by Moody's or BBB or lower by Standard and Poor's than those assigned by Moody's or Standard and Poor's to investment grade bonds, or are unrated. Descriptions of the Moody's and Standard and Poor's rating categories are set forth in Appendix A. In general, these credit ratings represent only a portion of the data analyzed by the Sub-Adviser when evaluating bonds for purchase or sale in the Portfolio. In many instances, the rating agencies are not able to reflect changes in value of high-yield, high-risk bonds in a timely manner and are therefore valuable only so much as they can be employed as one source of credit quality data in the Portfolio's overall investment strategy.


     As of December 31, 1996 the Portfolio held securities of 128 corporate issuers, which had the following credit quality characteristics:



                                                                                PERCENTAGE
                                                                                    OF
                                      INVESTMENT                                  BONDS
        ----------------------------------------------------------------------  ----------
        Corporate Bonds
          BB..................................................................        31%
          B+..................................................................        20%
          B...................................................................        28%
          B-..................................................................        16%
          CCC.................................................................         1%
          Non-rated...........................................................         4%
                                                                                ----------
                                                                                   100.0%
                                                                                ========



     The Portfolio will invest in a variety of fixed-income instruments which are rated less than investment grade or are unrated but are of comparable quality as determined by the Sub-Adviser. It can be expected that a majority of securities selected and held will have a relatively high current yield, when compared to investment grade fixed-income securities. The Portfolio will also utilize other types of securities such as discount bonds, zero coupon bonds, convertible bonds, straight and convertible preferred stocks, warrants and common stocks. For a more complete description of the characteristics and risks involved in investing in these securities see the Statement of Additional Information. For a more complete discussion of the risks involved in zero coupon bond investments see the description of the Target '98 Portfolio. To the extent that warrants and common stocks are used, there may be some additional investment risk and countervailing opportunity. These securities will be selected and held when, in the opinion of the Sub-Adviser, the less than highest available current yield is more than offset by prospects for capital appreciation. The Portfolio in the future will utilize such securities as from time to time may be created and which the Adviser and Sub-Adviser deem suitable and appropriate.


     The Portfolio may invest, without limit, in unrated securities if such securities offer, in the opinion of the Sub-Adviser, a relatively high yield without undue risk. Although the Portfolio will invest primarily in lower-rated securities, it will not invest in securities in the lowest rating categories (Ca for Moody's and CC for Standard and Poor's) unless the Sub-Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.

     When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Portfolio may purchase higher-rated securities if the Sub-Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield. In addition, under unusual market or economic conditions, the Portfolio, for temporary defensive purposes, may invest up to 100% of its assets in cash, securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Sub-Adviser to be consistent with a defensive posture. The yield on such securities may be lower than the yield on lower-rated fixed-income securities. The Portfolio may also invest in high yield bonds issued by foreign corporations which are denominated in U.S. or foreign currencies. (See "Foreign Securities Portfolio.")

     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

     The Portfolio may sell (write) covered call options on stocks, purchase put and call options on stocks and combinations of such options listed on U.S. exchanges, and enter into closing transactions with respect to such options positions. The Portfolio may also enter into Financial Futures Contracts and options thereon for income enhancement or hedging positions. (See "Hedging and Income Enhancement Strategies.")


Risk Factors -- High-Yield Bonds



     The values of lower-rated securities, also referred to as "junk bonds," generally fluctuate more than those of higher-rated securities. In addition, a lower rating can reflect a greater possibility of an adverse change in financial condition affecting the ability of an issuer to make payments of interest or principal. Because the Portfolio invests primarily in securities in lower-rated categories, the achievement of the Portfolio's goals is more dependent on the Sub-Adviser's ability to select suitable securities than would be the case if the Portfolio were investing in securities in the higher-rated categories. Investors should carefully consider their ability to assume the risks involved before making an investment in this Portfolio.


     The market value of the Portfolio's investments will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates the value of such securities generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The value of high-yield, high-risk bonds may also be influenced by the bond market's perception of an issuer's credit quality or its outlook for economic growth. In times where economic conditions appear to be deteriorating, lower-rated bonds may decline in market value primarily due to investor's heightened concern over an issuer's credit quality and its ability to make timely interest and principal payments. In such periods of real or perceived economic downturn the secondary market for high-yield, high-risk bonds may become thin and liquidity may be significantly reduced. This may lead to increased volatility and sudden price movements in the secondary market.

     In a volatile market the Portfolio may find it difficult to value its securities accurately. During such times the responsibility of the Adviser and Sub-Adviser to value Portfolio securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. Fluctuations in the value of Portfolio securities will not affect cash income but will be reflected in the Portfolio's net asset value.


TARGET '98 PORTFOLIO


     The investment objective of this Portfolio is to seek a predictable compounded investment return for the specified time period, consistent with preservation of capital. The Portfolio will invest primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments will generally mature no later than November 15, 1998 (the "Maturity Date"). Upon maturity, the Portfolio will be converted to cash.

     While there is no assurance that the Portfolio will succeed in achieving its objective, it seeks capital preservation for investors who hold their investment until maturity. In addition, the Portfolio seeks to provide investors with a sum at the Maturity Date (the "Maturity Value") which, together with the reinvestment of all dividends and distributions, exceeds their original investment in the Portfolio by a relatively predictable amount. Investors are more likely to receive the expected Maturity Value if they retain their participation in the Portfolio until the Maturity Date. Any investor who redeems his or her participation prior to the Maturity Date is likely to achieve a different investment result than the return that was predicted on the date investment was made, and may even suffer a loss.

     The Portfolio will invest in both zero coupon securities and current interest-bearing debt obligations generally maturing not later than the Maturity Date. Zero coupon securities are non-interest bearing debt obligations which are payable in full at maturity, and which typically trade at a substantial or deep discount from their value at maturity. Thus, the return on these instruments is known at the time of investment, making them suitable for this Portfolio. However, the value of zero coupon securities, and therefore the value of the Portfolio, may be subject to greater market fluctuations from changing interest rates prior to maturity than the value of debt obligations of comparable maturities that bear interest currently.

     The Portfolio will invest in current interest-bearing debt obligations in order to provide cash to pay the Portfolio's expenses, to provide liquidity and to meet transfer and redemption requests. By managing the Portfolio to try to match current income with expenses, the Portfolio may reduce its reinvestment risk. Reinvestment risk is the risk that future payments cannot be reinvested at interest rates that are as high or higher than needed to achieve the Portfolio's predicted compounded investment return. As zero coupon securities do not pay interest currently, they present no reinvestment risk to the Portfolio.


     Zero coupon securities are generally stripped obligations of the U.S. Government. They are also offered, to a limited extent, by corporate issuers. The Portfolio is authorized to invest in both government and corporate zero coupon securities. The current interest-bearing debt obligations in which the Portfolio is authorized to invest may be offered by domestic or foreign issuers and may be principally traded in the U.S. or foreign markets. All debt obligations in which the Portfolio invests will be dollar denominated. Corporate obligations must be rated at the time of purchase within the four highest categories assigned by Moody's or by Standard and Poor's (see Appendix A).


     While the creditworthiness of corporate issuers will be carefully considered, investors bear the risk that these issuers will fail to make payments of principal or interest when due. This credit risk cannot be eliminated. If an issuer defaults on its obligations, the value of the Portfolio may be adversely affected.


     Investing in obligations of foreign issuers or obligations of domestic issuers that trade in foreign markets involves special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and the potential for restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio.



     The Portfolio is also permitted to invest in high quality short-term money market instruments and repurchase agreements such as those invested in by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") As the Maturity Date approaches, the Portfolio will invest in more short-term, highly liquid investments to preserve capital. In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.) The Portfolio may also engage in transactions involving Financial Futures Contracts and options thereon for income enhancement and hedging purposes. (See "Hedging and Income Enhancement Strategies.")



     Generally, the market value of the underlying securities in the Portfolio will vary inversely with changes in interest rates. This means that the value of a share of the Portfolio will tend to rise as interest rates decline, and decline as interest rates rise. While the risk of these fluctuations in value is greater when the period to maturity is longer, they tend to diminish as the Maturity Date approaches. Accordingly, investors are more likely to receive their Maturity Value if they retain their investment in the Portfolio until the Maturity Date. An investment in the Portfolio is not suited to frequent purchases and sales in response to short-term fluctuations in the Portfolio's net asset value.



     The owner of zero coupon securities, for Federal income tax purposes, realizes taxable interest each year equal to a portion of the difference between the face value of the zero coupon securities and their purchase price. Similarly, the cash distributions received from current interest-bearing debt obligations are realized as income each year. The net investment income of the Portfolio will equal the sum of the imputed interest earned on its zero coupon securities and the interest upon its current interest-bearing debt obligations, less the Portfolio's expenses.

FIXED INCOME PORTFOLIO


     The investment objective of this Portfolio is to seek a high level of current income consistent with preservation of capital. The Portfolio will invest primarily in investment grade fixed-income securities. Portfolio management will emphasize sector analysis, call protection and credit research, and will attempt to maintain a high, steady and possibly growing income stream.

     The Portfolio will invest at least 80% of the value of its total assets, taken at market value at the time of investment, in one or more of the following:


          (1) Marketable debt securities of domestic issuers, and of foreign issuers rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by Standard and Poor's (AAA, AA, A or BBB) or determined by the Sub-Adviser to be of comparable quality;



          (2) Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities (see "Government and Quality Bond Portfolio");


          (3) Commercial paper rated at the time of purchase Prime-1 by Moody's or A-1 by Standard and Poor's;

          (4) Obligations of banks having total assets in excess of $1 billion.

     The balance of the Portfolio's investments will include: other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities); preferred stocks (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests); and marketable common stocks which WMC considers likely to yield relatively high income in relation to alternative investments. Debt securities are sometimes offered with warrants for the purchase of common stock of the issuer of the debt security. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the warrants is relatively small. If the warrant becomes valuable it will ordinarily be sold rather than exercised. It is anticipated that no more than 20% of the assets of the Portfolio will be held in convertible securities, and that no more than 10% of the assets of the Portfolio will constitute warrants. To the extent that warrants are used, there may be some additional investment risk, and countervailing opportunity, depending upon the extent to which the underlying common stock price fluctuates.


     Consistent with the Portfolio's investment objective, the Portfolio may have up to 20% of its assets invested in instruments which are not investment grade, including preferred stocks, when individually attractive yields offset lower credit quality. (See "Risk Factors -- High-Yield Bonds" under "High Yield Portfolio.") See Appendix A for a description of corporate bond ratings.


     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. The Portfolio may also engage in transactions involving Financial Futures Contracts and in options thereon for income enhancement or hedging purposes. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

     Bonds and debt securities with the lowest rating of the four investment grade categories, BBB or Baa, may have speculative characteristics. Changes in economic conditions or other circumstances are likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated bonds and debt instruments.


GOVERNMENT AND QUALITY BOND PORTFOLIO


     The investment objective of this Portfolio is relatively high current income, liquidity and security of principal. The Portfolio will seek to achieve its objective by investing in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("government securities"), corporate debt securities rated Aa or better by Moody's or AA or better by Standard and Poor's ("high quality corporate bonds") and U.S. dollar denominated foreign government and corporate debt securities of comparable quality. It is currently anticipated that the Portfolio will have the majority of its assets invested in government securities since the Trust is permitted to treat each U.S. agency or instrumentality as a separate issuer for purposes of determining compliance with diversification standards imposed by Section 817(h) of the Code. (See "Special Considerations.")

     The Portfolio may invest in mortgage-backed securities known as Ginnie Maes ("GNMA Securities"). GNMA Securities represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage

Association ("GNMA") guarantees the timely payment of principal and interest on modified pass-through certificates when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. The Portfolio may also invest in similar mortgage-backed securities with differences in timing of payment and pool structure, and other forms of GNMA Securities which are developed from time to time if they are consistent with the investment objective of the Portfolio.

     Mortgages included in single family or multi-family residential mortgage pools backing an issue of GNMA Securities have a maximum maturity of up to 40 years. Scheduled payments of principal and interest are made to the registered holders of GNMA Securities (such as the Portfolio) each month. Unscheduled prepayments of mortgages included in these pools occur as a result of payment or refinancing by homeowners or as a result of a default. Prepayments are passed through to the registered holders of GNMA Securities with the regular monthly payments of principal and interest. This has the effect of reducing future payments on such GNMA Securities.

     The Portfolio will also invest in high quality corporate bonds. High quality corporate bonds may include straight debt securities of corporate or trust issuers which are rated in the two highest rating categories by Moody's or Standard and Poor's or, if not rated, determined by the Sub-Adviser to be of comparable quality. At least 80% of the Portfolio will be invested in government securities and high quality corporate bonds, except for temporary defensive purposes. Up to 20% of the Portfolio may be invested in bonds rated as low as A by Moody's or Standard and Poor's or, if not rated, determined by the Sub-Adviser to be of comparable quality. See Appendix A for a description of corporate bond ratings.

     The Portfolio may also invest in other obligations issued, guaranteed or insured by the United States, its agencies or instrumentalities. Some obligations issued or guaranteed by agencies of the U.S. Government are backed by the full faith and credit of the United States; others are backed only by the rights of the issuer to borrow from the U.S. Treasury, such as Federal Mortgage Association Securities. Insured obligations are generally backed by a fund established by the agency to provide for losses. The GNMA Securities acquired by the Portfolio have historically involved little risk of loss of principal if held to maturity. However, if interest rates fluctuate or there are prepayments on securities purchased at a premium, the market value of the securities may vary.


     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") The Portfolio may also invest in when-issued securities and may engage in transactions involving Financial Futures Contracts and in options thereon for income enhancement or hedging purposes. (See "When-Issued Securities" in the Statement of Additional Information and "Hedging and Income Enhancement Strategies.")


                             MONEY MARKET PORTFOLIO

     The investment objective of this Portfolio is current income consistent with stability of principal. The Portfolio intends to comply with SEC regulations under the 1940 Act applicable to money market funds. These regulations impose certain quality, maturity and diversification guidelines on the Portfolio's investments. Under these regulations, the Portfolio will invest in a diversified portfolio of money market instruments maturing in 397 days or less. Further, the Portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.


     The Portfolio will be invested in obligations denominated in U.S. dollars which, at the time of investment, are "eligible securities" as defined in the regulations. Under these regulations, an eligible security is an instrument that is rated (or that has been issued by an issuer rated with respect to other short-term debt of comparable priority and security) by at least two nationally recognized statistical rating organizations ("NRSRO") (or if only one such organization has issued a rating, by that organization) in one of the two highest rating categories for short-term debt obligations, or an unrated security which is determined to be of comparable quality under procedures established by the Board of Trustees. The Portfolio may invest in: (i) commercial paper and other short-term obligations of U.S. and foreign corporations; (ii) obligations (including certificates of deposit, time deposits, bank notes and bankers' acceptances) of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iii) obligations issued or guaranteed as to principal and interest by the U.S. Government or the agencies or instrumentalities thereof;
(iv) short-term obligations issued by state and local governmental issuers; (v) obligations of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations; (vi) securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity; and (vii) repurchase agreements. Obligations which are rated in the second highest rating category by any NRSRO will be limited to 5% of the Portfolio's total assets and further limited by issuer to 1% of the Portfolio's total assets. Descriptions of bond ratings are set forth in Appendix A.


     Certain obligations purchased by the Portfolio may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par value prior to maturity.


     Although the Portfolio seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions, there can be no assurance that the net asset value will not vary. (See "Net Asset Value.") The Portfolio will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Portfolio. The value of the securities in the Portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security were held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions of shares could require the sale of investments at a time when such a sale might not otherwise be desirable.

                             REPURCHASE AGREEMENTS

     All Portfolios may enter into repurchase agreements (commonly called "repos") with banks and dealers in U.S. Government securities. Under a repurchase agreement, a Portfolio may acquire an underlying debt instrument for a relatively short period, subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Portfolios. The total amount received on repurchase would exceed the price paid by the Portfolio, reflecting an agreed upon rate of interest for the period from the date of the repurchase agreement to the settlement date, and would not be related to the interest rate on the underlying securities. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Portfolio upon the acquisition is accrued daily as interest. In the event of a default by an institution, the Portfolio may incur certain costs in liquidating the collateral, and could also incur a loss if the proceeds realized upon sale of the underlying obligations are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by a Portfolio may be delayed or limited and the Portfolio may incur additional costs. In such case, the Portfolio will be subject to risks associated with changes in the market value of the collateral securities. In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted procedures to monitor and evaluate the creditworthiness of institutions with which it proposes to engage in repos. The Portfolios will always obtain collateral in proper form having a market value of not less than 102% of the purchase price. Such collateral will be U.S. Government obligations and will be in the actual or constructive possession of the Portfolio.

                              ILLIQUID SECURITIES

     Each of the Portfolios may invest no more than 10% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser or Sub-Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the 1933 Act or certain private placements of commercial paper issued in reliance on an exemption from the 1933 Act pursuant to Section 4(2) thereof, will not be deemed to be illiquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. Government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

                   HEDGING AND INCOME ENHANCEMENT STRATEGIES


     Each Portfolio (other than the Money Market Portfolio) may each engage in various portfolio strategies to reduce certain risks of its investments and to attempt to enhance income. These strategies include the use of options and futures contracts and options thereon. A Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and each Portfolio may use these new investments and techniques to the extent consistent with its investment objectives and policies.


OPTIONS TRANSACTIONS


     A Portfolio may purchase and write (i.e., sell) put and call options on securities and financial indices to enhance income or to hedge its portfolio. These options may be on debt securities, aggregates of debt securities, financial indices (e.g., Standard and Poor's 500 Composite Stock Index) and U.S. Government securities and may be traded on securities exchanges or over-the-counter. A Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and the simultaneous purchase of a call option and sale of a put option with identical strike prices and expiration dates to protect against a change in the price. A Portfolio may also purchase put and call options to offset previously written put and call options of the same series. See "Investment Objectives and Policies -- Call and Put Options on Securities" in the Statement of Additional Information.



FUTURES CONTRACTS AND OPTIONS THEREON


     Each Portfolio (other than the Money Market Portfolio) may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission. These futures contracts and related options will be on debt securities, aggregates of debt securities, financial indices and U.S. Government securities and include futures contracts and options thereon which are linked to the London Interbank Offered Rate (LIBOR).

     A Portfolio may not purchase or sell futures contracts and related options if immediately thereafter the sum of the amount of initial margin deposits on such Portfolio's existing futures and options on futures and premiums paid for such related options would exceed 5% of the market value of the Portfolio's total assets.

     A Portfolio's successful use of futures contracts and related options depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than a specified futures contract resulting in losses to a Portfolio.


     A forward foreign exchange contract involves the future obligation to purchase or sell a specific currency on a specified date and at a specified price determined at the time of entering into the contract. It should be recognized that the use of foreign currency contracts to protect the value of the Portfolio's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Portfolio's underlying security holdings. In addition, although the use of foreign exchange contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar.


SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES


     Participation in the options or futures markets involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If an Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include: (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices;
(2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for a Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions.

FORWARD COMMITMENTS


     Each Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if a Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for the Portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.


--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


     In addition to the investment policies set forth above, certain additional restrictive policies relating to the investment of assets of the Portfolios have been adopted by the Trust. Certain investment restrictions of the Trust are deemed fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected, which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Details as to such policies are set forth in the Statement of Additional Information.


--------------------------------------------------------------------------------

                             SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------


     The Code imposes certain diversification standards on the underlying assets of Variable Contracts held in the Portfolios of the Trust. The Code provides that a Variable Contract shall not be treated as an annuity contract or life insurance for any period for which the investments are not adequately diversified, in accordance with regulations prescribed by the Treasury Department. Disqualification of the Variable Contract as an annuity contract or life insurance would result in imposition of federal income tax on the Contract Owner with respect to earnings allocable to the Variable Contract prior to the receipt of payments under the Variable Contract. The Code contains a safe harbor provision which provides that contracts such as the Variable Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.



     The Treasury Department has issued Regulations (Treas. Reg. Section 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts, such as the Variable Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if, at the close of each calendar quarter, (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment.

     The Technical and Miscellaneous Revenue Act of 1988 provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     It is intended that each Portfolio of the Trust underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE TRUSTEES

     The Trust is organized as a Massachusetts business trust. The overall responsibility for the supervision of the affairs of the Trust is vested in the Trustees. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Adviser and Sub-Adviser are expected to follow in implementing the investment policies and objectives of the Trust.

SAAMCO

     The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs.


     SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect wholly owned subsidiary of SunAmerica Inc., a financial services company. In addition to serving as adviser to the Trust, the Adviser and its affiliates serve as adviser, manager and/or administrator for Anchor Pathway Fund, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and SunAmerica Series Trust. The Adviser and its affiliates managed, advised and/or administered assets of approximately $9.6 billion as of December 31, 1996 for investment companies, individuals, pension accounts, and corporate and trust accounts. SAAMCo provides investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of SAAMCo.


     The annual rate of the investment advisory fees which apply to each Portfolio, are as follows:

     Foreign Securities Portfolio pays a fee of .90% of Assets per annum; Capital Appreciation Portfolio pays a fee of .75% of Assets per annum; Growth Portfolio pays a fee of .75% of Assets per annum; Natural Resources Portfolio pays a fee of .75% of Assets per annum; Growth and Income Portfolio pays a fee of .70% of Assets per annum; Strategic Multi-Asset Portfolio pays a fee of 1% of Assets per annum; Multi-Asset Portfolio pays a fee of 1% of Assets per annum; High Yield Portfolio pays a fee of .70% per annum on the first $250 million of Assets and .60% per annum over $250 million of Assets; Target '98 Portfolio pays a fee of .625% of Assets per annum; Fixed Income Portfolio pays a fee of .625% of Assets per annum; Government and Quality Bond Portfolio pays a fee of .625% of Assets per annum; and Money Market Portfolio pays a fee of .50% of Assets per annum.

     The investment management fees set out above are higher than those paid by many other investment companies with similar investment objectives. Notwithstanding the foregoing, SAAMCo has agreed to waive a portion of its fees to reflect a fee schedule based on the asset size of a given portfolio. As a result, in certain cases, the fees actually collected with respect to a portfolio may be less than those set forth above. More complete information concerning the fee waivers is contained in the Statement of Additional Information.

     The term "Assets" means the average daily net assets of the Portfolio. The Investment Advisory fees are accrued daily and paid monthly.

     SAAMCo has agreed that, in the event the expenses of one or more of the Portfolios exceeds applicable state law expense limitations, it will waive its fees under the Investment Advisory and Management Agreements to the extent necessary to reduce the expenses of the affected Portfolio(s) so as not to exceed such limitation(s). No such waiver shall result in the obligation (contingent or otherwise) of the affected Portfolio(s) to repay SAAMCo in any fiscal year any such amounts waived in previous fiscal years. Such agreements with respect to expense limitations do not require SAAMCo to additionally reimburse any Portfolio in the event the waivers are insufficient to reduce such Portfolio's expenses to the applicable limitations.


     For the year ended December 31, 1996, SAAMCo received fees equal to the following percentages of Assets: Foreign Securities Portfolio, 0.90%; Capital Appreciation Portfolio, 0.67%; Growth Portfolio, 0.73%; Natural Resources Portfolio, 0.75%; Growth and Income Portfolio, 0.70%; Strategic Multi-Asset Portfolio, 1.00%; Multi-Asset Portfolio, 1.00%; High Yield Portfolio, 0.70%; Target '98 Portfolio, 0.63%; Fixed Income Portfolio, 0.62%; Government and Quality Bond Portfolio, 0.62%; and Money Market Portfolio, 0.50%.



WELLINGTON MANAGEMENT COMPANY, LLP


     WMC acts as Sub-Adviser to each Portfolio of the Trust, pursuant to a Sub-Advisory Agreement with SAAMCo to manage the investment and reinvestment of the assets of such Portfolios. WMC is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays WMC's fees.


     WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1996, WMC had discretionary management authority with respect to approximately $133 billion of assets.


     WMC is a Massachusetts partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan. The principal business address of WMC is 75 State Street, Boston, Massachusetts 02109.

     The portion of the investment advisory fees received by SAAMCo and paid to WMC are as follows:

     Foreign Securities Portfolio -- .40% per annum on the first $50 million of Assets, .275% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Capital Appreciation Portfolio -- .375% per annum on the first $50 million of Assets, .275% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Growth Portfolio -- .325% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Natural Resources Portfolio -- .35% per annum on the first $50 million of Assets, .25% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Growth and Income Portfolio -- .325% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Strategic Multi-Asset Portfolio -- .300% per annum on the first $50 million of Assets,
 .200% per annum on the next $100 million, .175% per annum on the next $350 million, and .15% per annum over $500 million; Multi-Asset Portfolio -- .250% per annum on the first $50 million of Assets, .175% per annum on the next $100 million, .150% per annum over $150 million; High Yield Portfolio -- .30% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .175% per annum on the next $350 million, and .15% per annum over $500 million; Target '98 Portfolio -- .225% per annum on the first $50 million of Assets, .15% per annum on the next $50 million, .10% per annum on the next $400 million and .05% per annum over $500 million; Fixed Income Portfolio -- .225% per annum on the first $50 million of Assets, .125% per annum on the next $50 million, and .10% per annum over $100 million; Government and Quality Bond Portfolio -- .225% per annum on the first $50 million of Assets, .125% per annum on the next $50 million, and .10% per annum over $100 million; and Money Market Portfolio -- .075% per annum on the first $500 million of Assets, and .020% per annum over $500 million.


     For the year ended December 31, 1996, SAAMCo informed the Trust that WMC received fees equal to the following percentages of daily net assets: Foreign Securities Portfolio, 0.39%; Capital Appreciation Portfolio, 0.23%; Growth Portfolio, 0.23%; Natural Resources Portfolio, 0.35%; Growth and Income Portfolio, 0.32%; Strategic Multi-Asset Portfolio, 0.28%; Multi-Asset Portfolio, 0.20%; High Yield Portfolio, 0.30%; Target '98 Portfolio, 0.22%; Fixed Income Portfolio, 0.23%; Government and Quality Bond Portfolio, 0.13%; and Money Market Portfolio, 0.08%.

PORTFOLIO MANAGEMENT

     The following individuals are primarily responsible for the day-to-day management of the particular portfolios as indicated below.


     WMC's Global Equity Strategy Group, headed by Trond Skramstad, has been responsible for managing the FOREIGN SECURITIES PORTFOLIO since 1994. Mr. Skramstad also manages the FOREIGN SECURITIES SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO. He joined WMC in 1993 as the firm's Director of International Equity Investments. Prior to joining WMC, Mr. Skramstad was a principal at Scudder, Stevens & Clark, Inc.



     Robert D. Rands has served as the portfolio manager for the CAPITAL APPRECIATION PORTFOLIO since its inception in 1987. Mr. Rands also manages the CAPITAL APPRECIATION SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO. Mr. Rands is a Senior Vice President of WMC and joined the company in 1978.


     WMC's Growth Investment Team, comprised of Frank V. Wisneski, Senior Vice President; Matthew E. Megargel, Senior Vice President; and John J. Harrington, Vice President, has been responsible for managing the GROWTH PORTFOLIO since 1995.

     Ernst H. von Metzsch has served as the portfolio manager for the NATURAL RESOURCES PORTFOLIO since October 24, 1994. Mr. von Metzsch is a Senior Vice President, Partner and energy analyst at WMC and joined the company in 1973.


     Laura J. Allen has served as the portfolio manager for the GROWTH AND INCOME PORTFOLIO since 1996. Ms. Allen is a Vice President of WMC and joined the company in 1981, and became a portfolio manager in 1984. Ms. Allen also manages the CORE EQUITY SUB-PORTFOLIOS OF THE STRATEGIC MULTI-ASSET AND MULTI-ASSET PORTFOLIOS.



     Adam D. Seitchik has served as the strategist for the STRATEGIC MULTI-ASSET and the MULTI-ASSET PORTFOLIOS since February, 1997. Mr. Seitchik is a Vice President of WMC and joined the company in 1994. He was previously with John Hancock Investment & Pension Group.



     Catherine A. Smith has served as the portfolio manager for the HIGH YIELD PORTFOLIO since 1992. Ms. Smith is a Senior Vice President of WMC and joined the company in 1984. Ms. Smith also manages the CORE BOND PLUS SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO.


     Thomas L. Pappas has served as the portfolio manager for the TARGET '98 PORTFOLIO since 1992 and the FIXED INCOME PORTFOLIO since 1995. Mr. Pappas is a Senior Vice President of WMC and joined the company in 1987.


     John C. Keogh has served as the portfolio manager for the GOVERNMENT AND QUALITY BOND PORTFOLIO since March 31, 1994. Mr. Keogh is a Senior Vice President of WMC and joined the company in 1983. Mr. Keogh also manages the CORE BOND SUB-PORTFOLIO OF THE MULTI-ASSET PORTFOLIO.



     Timothy E. Smith has served as the portfolio manager of the MONEY MARKET PORTFOLIO since February, 1997. Mr. Smith also manages the MONEY MARKET SUB-PORTFOLIO OF THE STRATEGIC MULTI-ASSET PORTFOLIO. He is a Vice President of WMC and joined the company in 1992.


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

     State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

EXPENSES OF THE TRUST

     In addition to the investment advisory fee, the Trust incurs expenses, including legal, auditing and accounting expenses, Trustees' fees and expenses, insurance premiums, brokers' commissions, taxes and governmental fees, expenses of issue or redemption of shares, expenses of registering or qualifying shares for sale, reports and notices to shareholders, and fees and disbursements of custodians, transfer agents, registrars, shareholder servicing agents and dividend disbursing agents, and certain expenses with respect to membership fees of industry associations.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     All purchase and sale orders of securities are placed on behalf of the Trust by WMC for all the Portfolios. If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, then WMC may deal directly with the broker-dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These brokers may also furnish brokerage and research services, including advice as to the advisability of investing in securities, securities analysis and reports.

     Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, WMC will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Trust reserves the right to effect portfolio transactions through a broker affiliated with SAAMCo, acting as agent and not as principal, provided that any commissions, fees or other remuneration received by such broker are within the limitations set forth in the 1940 Act and are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.

     Subject to applicable laws and regulations, the Advisers may also consider the willingness of particular brokers to sell the Variable Contracts or affiliated SunAmerica mutual funds as a factor in the selection of brokers for executing portfolio transactions on behalf of the Trust.

--------------------------------------------------------------------------------

                                NET ASSET VALUE
--------------------------------------------------------------------------------


     The Portfolios are open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. The net asset value of the shares of each Portfolio is computed daily at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).



     The net asset value of a share of each Portfolio is calculated by adding the value of all securities and other assets, deducting its accrued liabilities, and dividing the remainder by the number of shares outstanding. Securities of each Portfolio are valued as follows: Equity securities which are traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Equity securities traded in the over-the-counter market are valued at the closing bid price or yield equivalent as obtained from one or more dealers that make markets in the securities. Equity securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Securities not priced in this manner are valued at the most recent quoted bid price. Securities and assets for which market quotations are not readily available are valued at fair value at determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term investments that mature in less than sixty (60) days are valued at amortized cost unless the Trustees determine that amortized cost or value does not represent fair value, in which case fair value is determined as described above.



     Securities which are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, the Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Each Portfolio of the Trust intends to continue to qualify as a "Regulated Investment Company" under certain provisions of the Code. Each Portfolio of the Trust will be treated as a separate entity for Federal income tax purposes. While qualified as a regulated investment company, each Portfolio of the Trust will not be subject to Federal income taxes on net investment income and net capital gains, if any, realized during any year provided all such net investment company taxable income and net capital gains are distributed to its shareholders.


     Dividends on the Money Market Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the Portfolio. Dividends and distributions consisting of substantially all net investment income and net realized capital gains from the Growth, Capital Appreciation, Foreign Securities, Growth and Income, Fixed Income, Government and Quality Bond, High Yield, Natural Resources, Multi-Asset, Strategic Multi-Asset and Target '98 Portfolios will be declared and reinvested at least annually in additional full and fractional shares of the respective Portfolios.


--------------------------------------------------------------------------------

                            DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

     The Trust was organized under the laws of the Commonwealth of Massachusetts on August 26, 1983, as an unincorporated voluntary association, commonly known as a business trust. Its offices are at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. The Trust currently consists of twelve separate investment series, each with its own investment objective. Certain series of the Trust may not be available in connection with a particular annuity contract.


     All shares of the Trust are owned by separate accounts of the Life Companies. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of shareholders.



     On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a series. Certain matters approved by a vote of all shareholders of the Trust may not be binding on a Portfolio whose shareholders have not approved such matters. The holders of each share of beneficial interest of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share of beneficial interest. Shares of one series may not bear the same economic relationship to the Trust as shares of another series.



     The Trustees of the Trust have been elected by the shareholders of the Trust. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that at least a majority of the Trustees have been elected by the shareholders of the Trust at all times. The Trust is not required to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares and the Declaration of Trust sets out the procedures to be followed.


     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and in net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Under certain circumstances Trust shareholders may have a potential liability for the obligations of the Trust.

--------------------------------------------------------------------------------

                      REPORTS AND INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     The Trust will furnish audited annual and unaudited semi-annual reports to its shareholders. Price Waterhouse LLP, New York, New York, serves as the independent accountants to the Trust.

--------------------------------------------------------------------------------

                DISTRIBUTION AND REDEMPTION OF SHARES; INQUIRIES
--------------------------------------------------------------------------------


     Shares are only sold to separate accounts of the Life Companies at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares.



     Inquiries regarding the Trust should be directed to P.O. Box 54299, Los Angeles, California, 90054-0299; telephone number: 800-445-SUN2.

--------------------------------------------------------------------------------
                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS
--------------------------------------------------------------------------------

     Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C". Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best quality bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard and Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc. rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.
AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and/or repayment of principal is in arrears.

                       STATEMENT OF ADDITIONAL INFORMATION


                               ANCHOR SERIES TRUST











THIS IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectus for Anchor Series Trust. The Prospectus may be obtained by calling or writing the Trust at the below address.

Capitalized terms used herein but not defined have the same meanings assigned to them in the Prospectus.





                      ------------------------------------

                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                (800) 445-SUN2.

                      ------------------------------------







                            DATED: FEBRUARY 28, 1997

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
THE TRUST...............................................................  B-3
INVESTMENT OBJECTIVES AND POLICIES......................................  B-3
      Objectives........................................................  B-3
      Foreign Money Market Instruments..................................  B-3
      Variable and Floating Rate Instruments............................  B-4
      Government Agencies Obligations...................................  B-4
      When-Issued Securities............................................  B-5
      Illiquid Securities...............................................  B-6
      Foreign Securities................................................  B-7
      Call and Put Options on Securities................................  B-8
      Absence of Liquid Secondary Options Market........................  B-11
      Regulation of Futures Contracts and Options Thereon...............  B-11
      Financial Futures Contracts on Fixed Income
            Securities - Characteristics and Risks......................  B-11
      Options on Financial Futures Contracts............................  B-15
      Index Warrants....................................................  B-17
      Stock Index Futures and Options Thereon...........................  B-18
      Stock Index Futures Characteristics and Risks.....................  B-18
      Options on Stock Index Futures and Risks..........................  B-21
      Limitations on Stock Index Futures and Related
            Options Transactions........................................  B-23
      Foreign Currency Exchange Transactions............................  B-23
      Loans of Portfolio Securities.....................................  B-26
      Interest Rate Swap Transactions ..................................  B-27
      Description of Commercial Paper Ratings...........................  B-27
      Discount Bonds, Convertible Bonds and Preferred Stocks............  B-28
      Certain Risk Factors Relating to High-Yield
            (High-Risk) Bonds...........................................  B-28
      Further Information About the Target '98 Portfolio................  B-29
INVESTMENT RESTRICTIONS.................................................  B-30
SUNAMERICA ASSET MANAGEMENT CORP........................................  B-33
      Personal Securities Trading.......................................  B-36
WELLINGTON MANAGEMENT COMPANY...........................................  B-37
OFFICERS AND TRUSTEES OF THE TRUST......................................  B-38
CUSTODIAN...............................................................  B-41
INDEPENDENT ACCOUNTANTS ................................................  B-41
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................  B-41
PORTFOLIO TURNOVER......................................................  B-44
NET ASSET VALUE.........................................................  B-45
      Foreign Securities Portfolio......................................  B-46
      Money Market Portfolio............................................  B-46
DIVIDENDS, DISTRIBUTIONS AND TAXES......................................  B-48
GENERAL INFORMATION.....................................................  B-49
OWNERSHIP OF SHARES.....................................................  B-50
FINANCIAL STATEMENTS....................................................  B-50

                                    THE TRUST

      The Trust, organized as a Massachusetts business trust on August 26, 1983, is an open-end management investment company. The Trust is composed of twelve separate Portfolios. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (see "The Trust" in the Prospectus).

      On December 1, 1992, the Board of Trustees of the Trust approved a change of the names of the Aggressive Growth Portfolio and the Aggressive Multi-Asset Portfolio to the Capital Appreciation Portfolio and the Strategic Multi-Asset Portfolio, respectively.

      On February 16, 1995, the Board of Trustees of the Trust approved a change of the name of the Convertible Securities Portfolio to the Growth and Income Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

OBJECTIVES

      For a description of the objectives of the Portfolios, see "Investment Objectives and Policies" in the Prospectus. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus.

FOREIGN MONEY MARKET INSTRUMENTS

      The Money Market Portfolio will be diversified among issuers and among industries with the exception of the banking industry and obligations of the U.S. Government, its agencies and instrumentalities. The Money Market Portfolio reserves the right to concentrate its investment in U.S. dollar denominated obligations of foreign branches of U.S. banks, London and U.S. branches of foreign banks, and commercial paper of foreign corporations, when the yields available on such obligations exceed the yields available on obligations otherwise permitted for investment by the Portfolio and when it is believed that the relative return from such investments compared with the relative risk, marketability and quality of such obligations appears to warrant such concentration. Concentration in this context means the investment of more than 25% and up to 100% of the Portfolio's assets. These investments will meet the quality criteria described above, but they may present investment risks in addition to those involved in obligations of domestic banks and corporations.

      Investment risks associated with investments in obligations of foreign branches of U.S. banks, London and U.S. branches of foreign banks, short-term obligations and commercial paper of foreign corporations include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other government restrictions. Generally, the foreign branches of the U.S. banks and the London or U.S. branches of foreign banks are subject to fewer regulatory restrictions than are applicable to domestic banks, and foreign branches of U.S. banks may be subject to less stringent reserve requirements than domestic banks. The London or U.S. branches of foreign banks, the foreign branches of U.S. banks and foreign corporations may provide less public information than, and may not be subject to the same accounting, auditing and financial record-keeping standards as, domestic banks.

VARIABLE AND FLOATING RATE INSTRUMENTS

      Certain obligations purchased by the Portfolios of the Trust may be variable or floating rate instruments, involve a demand feature and include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.

      A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must be equivalent to the long-term bond or commercial paper ratings applicable to permitted investment for the Money Market Portfolio. The Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

GOVERNMENT AGENCIES OBLIGATIONS

      All Portfolios may invest, to varying degrees, in government obligations. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Obligations issued by governmental agencies may be supported by varying levels of guarantee as to repayment of principal and interest.

      Agencies of the United States Government include, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime

Administration, Small Business Administration and the Tennessee Valley Authority. The Portfolios may purchase securities guaranteed by the Government National Mortgage Association which may represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Loan Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank) and still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be guarantees solely of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be no market and thus no means of realizing on the obligation prior to maturity.

WHEN-ISSUED SECURITIES

      Each Portfolio may invest in securities issued on a whenissued or delayed delivery basis at the time the purchase is made. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Each Portfolio generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Portfolio purchases debt obligations on a whenissued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Portfolio on a when-issued basis may result in a Portfolio's incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio enters into a commitment to purchase securities on a when-issued basis, it establishes a segregated account with its custodian consisting of cash or liquid securities equal to the amount of the Portfolio's commitment, which is valued at fair market value. If on any day the market value of this segregated account falls below the value of a Portfolio's commitment, the Portfolio will be required to deposit additional cash or qualified securities into the account equal to the value of the Portfolio's commitment. When the securities to be purchased are issued, a Portfolio will pay for the securities from available cash, from the sale of securities in the segregated account, from sales of other securities and/or, if necessary, from the sale of the when-issued securities themselves, although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher or lower than the rate to be received on the securities a Portfolio has committed to purchase. After a Portfolio is committed to purchase when-issued securities, but prior to the issuance of the securities, it is subject to adverse changes in the value of these securities based upon changes in interest rates, as well as changes based upon the public's perception of the issuer and its creditworthiness. Sale of securities in the segregated account or other securities owned by a Portfolio and when-issued securities may cause the realization of a capital gain or loss.

ILLIQUID SECURITIES

      Each of the Portfolios may invest no more than 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act for which there is a readily available market will not be deemed to be illiquid. The Portfolios' Sub-Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Sub-Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      Each of the Portfolios may invest in commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Money Market, Multi-Asset and Strategic Multi-Asset Portfolios' 10% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolios' Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to
Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

FOREIGN SECURITIES

      The Foreign Securities, Growth and Income, Growth, Capital Appreciation, Natural Resources, Fixed Income, Government and Quality Bond, Multi-Asset, and Strategic Multi-Asset Portfolios may invest in foreign debt and equity securities. The High Yield and Target '98 Portfolios may invest in foreign debt securities.

      Investment in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolios, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

      It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

CALL AND PUT OPTIONS ON SECURITIES

      The Growth, Capital Appreciation, Growth and Income, Fixed Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios may write covered call options to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The Portfolios intend to use covered call options both to increase return on the securities of the Portfolios and for defensive or hedging purposes. It is anticipated that the maximum percentage of the Portfolios' securities subject to options primarily for income purposes will be 30%, that the maximum percentage used primarily for defensive and hedging strategies will be 50% and that in no event will the aggregate exceed the latter percentage.

      A call option is a short-term contract (typically having a duration of nine months or less). A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Portfolio writes a call option, the Portfolio gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

      A put option gives the purchaser, in return for a premium paid, the right for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities for more than their current market price.


      A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian). A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written if the difference is maintained by the Portfolio in cash or liquid securities in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


      The premium paid by the purchaser of an option will be determined by, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

      The writer of an option wishing to terminate a position may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously sold. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.

      There is no guarantee that either a closing purchase or a closing sale transaction can be effected. Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the options to be used for other Portfolio investments. If the Portfolio desires to sell a particular security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

      The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Conversely, the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

      An option position may be closed out on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that a Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until a closing purchase transaction can be executed. See below for reasons why a liquid secondary options market may not exist.

      There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. Exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonable anticipated volume.

ABSENCE OF LIQUID SECONDARY OPTIONS MARKET

      Reasons for the absence of a liquid secondary market on an options exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operation on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REGULATION OF FUTURES CONTRACTS AND OPTIONS THEREON

      The use of futures contracts and options thereon by the Portfolios is subject to regulation by various governmental bodies, including the Securities and Exchange Commission and the Commodity Futures Trading Commission ("CFTC"). Each of the Portfolios has represented to the CFTC that it will use futures contracts and options on futures contracts in bona fide hedging transactions and under other circumstances permitted by the CFTC, provided that, for non-hedging transactions, it will not enter into futures contracts or options thereon for which the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options exceed 5% of the fair market value of a Portfolio's assets.

FINANCIAL FUTURES CONTRACTS ON FIXED INCOME SECURITIES -
CHARACTERISTICS AND RISKS

      Each Portfolio (other than the Money Market Portfolio) may enter into contracts for the future delivery of fixed income securities ("Financial Futures Contracts"). This investment technique will be used to hedge (e.g., to endeavor to protect) against anticipated future changes in interest rates or other market factors which otherwise might adversely affect the value of each Portfolio's securities.

      A "sale" of a Financial Futures Contract means entering into a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a Financial Futures Contract means entering into a contractual obligation to acquire the securities at a specified price on a specified date. Typically on a daily basis, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a Financial Futures Contract may not have been issued at the time the contract was written.


      Unlike the sale or purchase of a fixed income security by a Portfolio, no price is paid or received by the Portfolio upon the purchase or sale of a Financial Futures Contract. Initially, the Portfolio will be required to deposit with the Trust's Custodian, State Street Bank and Trust Company, an amount of cash or U.S. Treasury obligations equal to a percentage of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying fixed income security fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to market. For example, when the Portfolio has purchased a Financial Futures Contract and the price of the underlying fixed income security has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a Financial Futures Contract and the price of the underlying fixed income security has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to the expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position in the futures contract. During the time the Portfolio has entered into such Financial Futures Contract the Portfolio will maintain in a segregated account with its custodian, liquid assets at least equal to the value of the contract.


      There are several risks in connection with the use of Financial Futures Contracts by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the Financial Futures Contract and movements in the price of the securities which are the subject of the hedge. The price of the Financial Futures Contract may move more than or less than the price of the securities being hedged. If the price of the Financial Futures Contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the losses on the futures position. If the price of the futures contract moves more than the price of the securities being hedged, the Portfolio will experience either a loss or a gain on the futures position which will not be completely offset by movements in the price of the securities being hedged. Conversely, the Portfolio may buy or sell fewer Financial Futures Contracts if the historical volatility of the price of the Financial Futures Contracts being hedged is more than the historical volatility of the securities.

      Where futures contracts are purchased to hedge against a possible increase in the price of fixed income securities before a Portfolio is able to invest its cash (or cash equivalents) in fixed income securities in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in fixed income securities at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      Although Financial Futures Contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange, an identical Financial Futures Contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded.

      A Portfolio may purchase Financial Futures Contracts in anticipation of a significant market advance (for example due to a decline in interest rates). The purchase of a Financial Futures Contract affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual fixed income securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of Financial Futures Contracts would be terminated by offsetting sales. Similarly Financial Futures Contracts may be purchased to maintain the desired percentage of the Portfolio invested in fixed income securities in the event of a large cash flow into the Portfolio. As the cash flow is invested in individual fixed income securities an equivalent amount of Financial Futures Contracts would be sold.

      A Portfolio may sell Financial Futures Contracts in a general market decline (for example due to an increase in interest rates) that may adversely affect the aggregate market value of the fixed income securities held in the Portfolio or in anticipation of such a decline in aggregate market value. To the extent that changes in the Portfolio's market value correlate with the changes in the price of a given security, the sale of futures contracts on that fixed income security would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to the liquidation of fixed income securities positions in the Portfolio with resultant transaction costs. In the event of large cash redemptions, the Portfolio may sell an equivalent amount of Financial Futures Contracts to maintain the desired percentage of the Portfolio invested in fixed income securities. This would facilitate an orderly sale of individual securities and, as such sales were made, an equivalent amount of Financial Futures Contracts would be terminated.

      A Portfolio will incur brokerage fees when it purchases or sells Financial Futures Contracts, and it will be required to maintain margin deposits. In addition, Financial Futures Contracts entail risks. Although the Trustees believe that use of such contracts will benefit the Portfolios, if investment judgment about the general direction in interest rates is incorrect, the overall performance may be poorer than if such contracts had not been used. One risk in employing Financial Futures Contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends may still not result in a successful transaction. Also, under certain conditions it may not be possible for the Portfolio to make closing purchase or sale transactions in Financial Futures Contracts due to the potential absence of a secondary market.

      Positions in Financial Futures Contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of price movements causing adverse changes in the value of the futures position, the Portfolio would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the fixed income securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the fixed income securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

      Successful use of Financial Futures Contracts by a Portfolio is also subject to the ability to correctly predict movement in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market value of its fixed income securities and fixed income security prices increased instead, the Portfolio will lose part or all of the benefit of the increased value of its fixed income securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell fixed income securities to meet the daily variation margin requirements. Such sales of fixed income securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

      A Portfolio will limit use of futures contracts so that the value of all futures contracts will not exceed 30% of its total assets. With the assistance of the Custodian, a segregated asset account will be maintained consisting of cash or cash equivalent securities in an amount that will cover obligations with respect to Financial Futures Contracts.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

      Each Portfolio (other than the Money Market Portfolio) may purchase and write options on Financial Futures Contracts which are traded on an exchange, in order to hedge against adverse price movements, and enter into closing transactions with respect to such options to terminate an existing position. An option on a Financial Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in a Financial Futures Contract (a long position if the option is a call and a short position if the option is put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the Financial Futures Contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the Financial Futures Contract. Writing a call option would provide a partial hedge against declines in the value of the fixed income securities the Portfolio owns (but would also limit potential capital appreciation in the fixed income securities.) In addition, writing an option would provide a Portfolio with income in the form of the option premium.

      The purchase of protective put options on a Financial Futures Contract is analogous to the purchase of protective puts on individual fixed income securities, where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio. Put options on Financial Futures Contracts may also be purchased to hedge a portfolio of fixed income securities.

      The purchase of a call option on a Financial Futures Contract represents a means of obtaining temporary exposure to anticipated increases in the price of fixed income securities (for example due to decreases in interest rates) at limited risk. It is analogous to the purchase of a call option on an individual fixed income security which can be used as a substitute for a position in the security itself. Depending on the pricing of the option compared to either the price of the future upon which it is based, or the price of the underlying fixed income security itself, it may be less risky than the ownership of the Financial Futures Contract or the underlying security. Like the purchase of a Financial Futures Contract, the Portfolio would purchase a call option on a Financial Futures Contract to hedge against an increase in the price of fixed income securities (for example, due to a decline in interest rates) when the Portfolio is not fully invested.

      As with options on securities, the holder of an option may terminate his position by selling an identical option. There is, however, no guarantee that such closing transactions can be effected. Positions in options on Financial Futures Contracts may be closed out only on an exchange or board of trade which provides a secondary market for such options. Although each Portfolio intends to purchase or sell options only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a liquid secondary market will exist for any particular option or at any particular time. In such event, it may not be possible to close out an option position, and if the Portfolio was the writer of the option, in the event of price movements causing adverse changes in the value of the option position, the Portfolio would continue to be required to make daily cash payments of variation margin.

      The ability to establish and close out positions on such options will be subject to the availability of a liquid secondary market. A Portfolio will not purchase options on Financial Futures Contracts on any exchange unless and until, in the opinion of WMC, the market for such options has developed sufficiently that the risks in connection with options on Financial Futures Contract transactions are not greater than the risks in connection with Financial Futures Contract transactions. Compared to the use of Financial Futures Contracts, the purchase of options on Financial Futures Contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a Financial Futures Contract would result in a loss to the Portfolio when the use of a Financial Futures Contract would not, such as when there is no movement in the level of interest rates.

INDEX WARRANTS

      A Portfolio may purchase put warrants and call warrants whose values vary depending on the change in the value of one of more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon the exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Portfolio were not to exercise an index warrant prior to its expiration, then the Portfolio would lose the purchase price paid for the warrant.

      A Portfolio will normally use index warrants in a manner similar to its use of options on securities indices. The risk of a Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Portfolio will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. To the extent such an investment is deemed to be illiquid by the Sub-Adviser, it will be subject to the Portfolio's 10% limitation on illiquid investments. In addition, the terms of index warrants may limit a Portfolio's ability to exercise the warrants at such time, or in such quantities, as a Portfolio would otherwise wish to do.

STOCK INDEX FUTURES AND OPTIONS THEREON


      Each Portfolio (other than the Money Market Portfolio) may purchase and sell stock index futures contracts and options thereon as a hedge against changes in market conditions or as a substitute for purchasing or selling a security position in accordance with the strategies more specifically described below. Each of these Portfolios presently intends to limit use of futures contracts so that the aggregate market value of all futures contracts does not exceed 30% of the Portfolio's total assets.


STOCK INDEX FUTURES CHARACTERISTICS AND RISKS


      A Portfolio may purchase stock index futures contracts in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may then be purchased in a orderly fashion. As such purchases are made, an equivalent amount of stock index futures contracts would be terminated by offsetting sales. Similarly stock index futures contracts may be purchased to maintain the desired percentage of the Portfolios invested in stocks in the event of a large cash flow into the Portfolio. As cash flow is invested in individual stocks an equivalent amount of stock index futures contracts would be sold. In the Foreign Securities Portfolio, stock index futures may also be used to adjust country exposure.


      A Portfolio may sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the aggregate market value of the securities held in the Portfolio. To the extent that changes in the Portfolio's market value correlate with changes in a given stock index, the sale of futures contracts on that index would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with resultant transaction costs. In the event of large cash redemptions, the Portfolio may sell an equivalent amount of stock index futures contracts to maintain the desired percentage of the Portfolio invested in stocks. This would facilitate an orderly sale of individual stocks and, as such sales were made, an equivalent amount of stock index futures contracts would be terminated.

      A Portfolio will incur brokerage fees when it purchases or sells stock index futures contracts, and it will be required to maintain margin deposits. In addition, stock index futures contracts entail risks. Although the Trustees believe that use of such contracts will benefit the Portfolios, if investment judgment about the general direction in equity prices is incorrect, the overall performance may be poorer than if such contracts had not been used.


      Currently, stock index futures contracts can be purchased or sold with respect to several indices, including the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade. Index futures contracts are also available on a number of foreign exchanges.



      Unlike the sale or purchase of a security by a Portfolio, no price is paid or received by the Portfolio upon the purchase or sale of a stock index futures contract. Initially, the Portfolio will be required to deposit with the Trust's Custodian an amount of cash or U.S. Treasury bills equal to a percentage of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to market. For example, when the Portfolio has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to the increase in value of the position. Conversely, where the Portfolio has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio position in the futures contract.

      There are several risks in connection with the use of stock index futures in a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index future and movements in the price of the securities which are the subject of the hedge. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in a unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the losses on the futures position. If the price of the futures contract moves more than the price of the securities being hedged, the Portfolio will experience either a loss or a gain on the futures position which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contract. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract.

      Where futures are purchased to hedge against a possible increase in the price of stock before the Portfolio is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures contract and the portion of the Portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit and maintenance requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index futures, a correct forecast of general market trends may still not result in a successful hedging transaction over a very short time frame.

      Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

      The Portfolios intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity and the correlation of the index to the particular securities being hedged.

      Successful use of stock index futures by a Portfolio is also subject to the ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting stocks held in its Portfolio and stock prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet the daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES AND RISKS

      In connection with the Portfolios' hedging strategies, each Portfolio (other than the Money Market Portfolio) may purchase and write options on stock index futures which are traded on a U.S. exchange or board of trade, in order to hedge against adverse price movements, and enter into closing transactions with respect to such options to terminate an existing position. Options on stock index futures are similar to options on stocks except that an option on a stock index future gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and short position if the option is put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. The purchase of protective put options on a stock index futures contract is analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio. Put options on stock index futures may also be purchased to hedge a Portfolio of stocks. Writing a call option on stock index futures would provide a partial hedge against declines in the value of the securities the Portfolio owns (but would also limit potential capital appreciation in the securities). In addition, writing an option would provide a Portfolio with income in the form of the option premium.

      The purchase of a call option on a stock index future represents a means of obtaining temporary exposure to anticipated market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying stock index itself, it may be less risky than the ownership of the stock index futures or the underlying stocks. Like the purchase of a stock index future, the Portfolio would purchase a call option on a stock index future to hedge against a market advance when the Portfolio is not fully invested.

      Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the stock index future.

      As with options on securities, the holder of an option may terminate his position by selling an identical option. There is, however, no guarantee that such closing transactions can be effected. Positions in options on stock index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such options. Although each Portfolio intends to purchase or sell options only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a liquid secondary market will exist for any particular option or at any particular time. In such event, it may not be possible to close out an option position, and, if the Portfolio was the writer of the option, in the event of price movements causing adverse changes in the value of the option position, the Portfolio would continue to be required to make daily cash payments of variation margin.

      The ability to establish and close out positions on such options will be subject to the availability of a liquid secondary market. A Portfolio will not purchase options on stock index futures on any exchange unless and until, in the opinion of WMC, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transactions costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss to the Portfolio when the use of a stock index future would not, such as when there is no movement in the level of the index.

LIMITATIONS ON STOCK INDEX FUTURES AND RELATED OPTIONS TRANSACTIONS

      Each Portfolio authorized to invest in these instruments will not engage in transactions in stock index futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Portfolio. Each Portfolio authorized to invest in these instruments presently intends to limit its transactions so that the aggregate market value of all futures contracts does not exceed 30% of the Portfolio's total assets. In instances involving the purchase of stock index futures contracts by those Portfolios, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's Custodian or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. (See "Stock Index Futures and Options Thereon" for the Portfolios authorized to purchase and sell stock index futures contracts and options.)

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

      Since investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and since assets of certain Portfolios may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Portfolio values its assets daily in terms of U.S. dollars, it does conduct its foreign currency exchange transactions on a spot (e.g., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (e.g., a "forward foreign currency" contract or "forward" contract). It will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolios do not intend to speculate in foreign currency exchange rates or forward contracts, but they are permitted to make prudent investments.

      A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.


      The Portfolios may enter into forward contracts for the purpose of adjusting country exposure as a part of an overall investment strategy as a substitute for purchasing or selling a security, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date a foreign security is purchased or sold and the date on which payment is made or received. Forward contracts may be utilized when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. In this case, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.


      The projection of short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the longer term investment decisions made with regard to overall diversification strategies. However, it is important to have the flexibility to enter into such forward contracts when the best interests of the Portfolio will be served. The Custodian will maintain, in a segregated account, an amount of cash or liquid securities equal to the Portfolio's commitments under forward contracts except to the extent they are otherwise "covered." If the value of the securities declines, additional cash or securities will be segregated on a daily basis so that the value will equal the amount of the Portfolio's commitments with respect to such contracts.

      The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      It is impossible to forecast with precision the market value of portfolio securities at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

      If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      The Portfolios are not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. It also should be realized that this method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

      American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and other forms of depositary receipts for securities of foreign issuers provide an alternative method for the Portfolios to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and GDRs, in bearer form, are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are Global receipts evidencing a similar arrangement.

LOANS OF PORTFOLIO SECURITIES

      Consistent with applicable regulatory requirements, the Growth and Income Portfolio may lend portfolio securities in amounts up to 33% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. In lending its portfolio securities, the Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that the Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. A loan may be terminated by the borrower on one business day's notice or by the Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Sub-Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. The Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

      Since voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities which are the subject of the loan.

INTEREST-RATE SWAP TRANSACTIONS

      The Growth and Income Portfolio, Fixed Income Portfolio, Foreign Securities Portfolio, High Yield Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may each enter into interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed-rate payments. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as a hedge and not as a speculative investment. The risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the portfolio is contractually obligated to make and will not exceed 5% of a Portfolio's net assets. The use of interest rate swaps may involve investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared to what it would have been if the investment technique was never used.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

      The following descriptions of commercial paper ratings have been published by Standard and Poor's and Moody's, respectively.

      Commercial paper rated A by Standard and Poor's is regarded by Standard and Poor's as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2, and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "strong" degree of safety regarding timely payment but not as high as A-1.

      Moody's employs designations to indicate the relative repayment capacity of rated issuers as follows:

            Prime-1                 Highest Quality
            Prime-2                 Higher Quality

DISCOUNT BONDS, CONVERTIBLE BONDS AND PREFERRED STOCKS

      Discount bonds are bonds issued below par, or trading below par, where the yield to maturity is greater than the current yield. Zero coupon bonds are bonds which pay no current coupon, but where income is accrued during the passage of time and the bond, as a result of this accrued interest, should increase in value from purchase price to maturity value. The sale of a zero coupon bond on an interim basis, between purchase and maturity, may result in a cash gain or loss depending on market conditions; and payment of any cash return depends on the issuer's ability to meet maturity requirements on maturity date.

      Convertible bonds and preferred stocks are fixed-income instruments which provide for the regular payment of a coupon or dividend, but which also allow the holder to convert the holding into shares of the underlying common stock. Thus the valuation of prospective return of these instruments is some combination of the current yield resulting from coupon or dividend payment, and capital appreciation (or depreciation) resulting from movement of the underlying common stock and market evaluation of conversion features. Certain issuers issue bonds or preferred stocks with warrants, enabling the holder to purchase the issuer's common stock or other securities. These "synthetic convertibles" will be used when the Sub-Adviser finds the combination of current return and capital appreciation potential relatively attractive. Warrants and common stocks are intended for purchase only where fixed-income securities of the issuer are also owned or expected to be purchased by the Portfolio.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD (HIGH-RISK) BONDS

      The descriptions below are intended to supplement the material in the Prospectus under "Investment Objectives and Policies."

      SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

      PAYMENT EXPECTATIONS - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

      LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

FURTHER INFORMATION ABOUT THE TARGET '98 PORTFOLIO

      As stated in the Prospectus, the objective of the Target '98 Portfolio is to achieve a predictable compounded investment return for a specified period of time, consistent with the preservation of capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage this Portfolio.

      If the Target '98 Portfolio held only stripped securities that were obligations of the United States Government, maturing on the Maturity Date, the compounded investment return of the Portfolio from the date of initial investment until the Maturity Date could be calculated arithmetically with a relatively high degree of accuracy. However, by (i) including stripped corporate obligations and current interest bearing debt obligations; (ii) permitting investment in highly liquid short-term debt obligations; and (iii) actively managing the Portfolio, the accuracy of the predicted investment return is reduced somewhat. The reduction in accuracy is mitigated by: targeting the maturity dates of the Portfolio's investments to its Maturity Date; purchasing call-protected securities; and performing fundamental credit analysis to reduce credit risk.

      The receipt of the current income introduces reinvestment risk. Reinvestment risk is the risk that the payments received will not be reinvested at interest rates that are as high or higher than needed to achieve the predicted compounded investment return. Because the Portfolio employs a policy of utilizing current income to meet its expenses, reinvestment risk is reduced. If the Portfolio were comprised only of zero coupon securities, principal would have to be liquidated to meet expenses, thereby compromising the objective of providing a predictable compounded investment return.

      The Sub-Adviser's goal in selecting current interest bearing debt obligations for the Portfolio is to seek to maximize call protection and to minimize the risk that the issuers of portfolio securities will default on their obligation to pay or that the securities rating will be downgraded by Moody's or Standard and Poor's. Accordingly, the Sub-Adviser intends to select investment-grade debt obligations with call protection. The Portfolio is limited to investments in obligations within the four highest categories assigned by Moody's or by Standard and Poor's. Nevertheless, credit risks cannot be completely eliminated. If an issuer defaults on its obligation to pay principal or interest, the Portfolio's value may be adversely affected.

      As stated in the Prospectus, the Portfolio is authorized to invest in dollar denominated obligations of foreign issuers or obligations or domestic issuers that trade in foreign markets. The risks of investing outside of the United States are highlighted in the Prospectus and explained herein under the following sections: Foreign Money Market Instruments, Foreign Securities and Foreign Currency Exchange Transactions.

                             INVESTMENT RESTRICTIONS

      The Trust has adopted the following restrictions relating to the investment of assets of the Money Market, Fixed Income, Government and Quality Bond, High Yield, Target '98, Growth and Income, Foreign Securities, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Except as otherwise indicated, none of the twelve Portfolios may:

      1. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or more than 25% of its total assets (taken at current value) would then be invested in a single industry with the exception of the Money Market Portfolio which intends to concentrate its investments in the banking industry, and the Natural Resources Portfolio which intends to concentrate its investments in the securities of companies in gold-related industries.

      2. Purchase securities on margin (but the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

      3. Make short sales of securities or maintain a short position.

      4. Purchase any security if, as a result, the Portfolio would then hold more than 10% of the outstanding voting securities of an issuer.

      5. Purchase any security, if as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) that are less than three years old.

      6. Purchase or retain securities of any company if, to the knowledge of the Trust, Officers and Trustees of the Trust and officers and directors of WMC or SAAMCo who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities.

      7. Buy or sell commodities or commodity contracts (except financial futures as described herein) or, with the exception of the Natural Resources Portfolio, real estate or interests in real estate, although a Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

      8. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under certain Federal securities laws.

      9. Make investments for the purpose of exercising control or management.

      10. Purchase any security restricted as to disposition under Federal securities laws, if as a result, a Portfolio would have more than 10% of its total assets (taken at current value) invested in securities for which market quotations are not readily available and in repurchase agreements with a maturity of longer than seven days.

      11. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, with the exception of the Natural Resources Portfolio.

      12. With the exception of the Natural Resources Portfolio, invest in interests in oil, gas or other mineral exploration or development programs, although to the extent consistent with its investment objectives and policies, a Portfolio may invest in the publicly traded securities of companies which invest in or sponsor such programs.

      13. Make loans, except through (a) the purchase of bonds, debt obligations such as GNMA securities, debentures, commercial paper, corporate notes, and similar evidences of indebtedness of a type commonly sold to financial institutions (subject to the limitation in paragraph 11 above); and (b) repurchase agreements (subject to the limitation in paragraph 11 above). The purchase of a portion of an issue of securities described under (a) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making a loan.

      14. Borrow money or pledge Portfolio assets except for temporary or emergency purposes and then only in an amount not in excess of 10% of the value of its assets in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the value of the assets, except with respect to the Foreign Securities Portfolio or Natural Resources Portfolio which may borrow money or pledge its assets in an amount not in excess of 20% of the value of its assets. No more than 5% of the assets of each Portfolio may be borrowed from non-banks. (Neither the deposit in escrow of underlying securities in connection with the writing of call options, nor the deposit of U.S. Treasury bills in escrow in connection with the writing of put options, nor the deposit of cash and cash equivalents in a segregated account with the Trust's Custodian or in a margin account with a broker in connection with futures, or related options transactions or in connection with the writing of call and put options in spread transactions, is deemed to be a pledge.)

      15. Write, purchase or sell puts, calls or combinations thereof on stocks, except as described under Investment Objectives and Policies with respect to the Growth, Capital Appreciation, Growth and Income, Fixed Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios.

                        SUNAMERICA ASSET MANAGEMENT CORP.

      SunAmerica Asset Management Corp. ("SAAMCo"), The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, has been retained pursuant to an Investment Advisory and Management Agreement (the "Advisory Agreement") to supervise the management and investment programs of the Foreign Securities, Capital Appreciation, Growth, Natural Resources, Growth and Income, High Yield, Target '98, Fixed Income, Government and Quality Bond, Strategic Multi-Asset, Multi-Asset, and Money Market Portfolios of the Trust.

      The Advisory Agreement continues in effect from year to year, in accordance with its terms, only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust. The Advisory Agreement may be terminated, as to any Portfolio named therein at any time, without the payment of any penalty, by the Trustees or by a vote of a majority of the outstanding shares of the Trust or of any Portfolio of the Trust, on not less than thirty
(30) days or more than sixty (60) days' prior written notice to SAAMCo, or by SAAMCo, on ninety (90) days' prior written notice to the Trust. The Advisory Agreement terminates automatically in the event of its assignment.


      SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds, pension funds, and related assets and programs offered by the affiliated companies of SunAmerica Inc. SAAMCo also provides investment advice to individual companies and clients. As of December 31, 1996, SAAMCo and its affiliates manage, advise and/or administer approximately $9.1 billion of assets. SAAMCo provides investment advisory services, office space, and other facilities for the management of the Trust's affairs, and pays all compensation of officers and Trustees of the Trust who are "interested persons" of SAAMCo. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of disinterested Trustees of the Trust, except those affirmatively undertaken by SAAMCo or WMC.


      The Advisory Agreement provides that SAAMCo shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SAAMCo's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: the compensation of the Trustees (other than those affiliated with SAAMCo or WMC), the charges and expenses of independent accountants, legal counsel, expenses of registering or qualifying shares for sale, any transfer or dividend disbursing agent, any registrar of the Trust, the Custodian (including fees for safekeeping of securities), costs of calculating net asset value, all costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Trust, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, miscellaneous expenses and all taxes and fees to Federal, state or other governmental agencies.

      Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.

      With respect to the investment advisory fees, SAAMCo has agreed to waive its fees to the extent necessary so that the fees actually collected reflect the fee schedules set forth below at the following annual percentages of each portfolio's average daily net assets (other than the Natural Resources Portfolio, for which no fee waiver is in effect):

                                           AVERAGE DAILY           MANAGEMENT
PORTFOLIO                                   NET ASSETS                FEE
---------                                   ----------                ---
Foreign Securities                        $0-$100 million            .900%
                                          > $100 million             .825%
                                          > $250 million             .750%
                                          > $500 million             .700%

Capital Appreciation                      $0-$100 million            .750%
                                          > $100 million             .675%
                                          > $250 million             .625%
                                          > $500 million             .600%

Growth                                    $0-$250 million            .750%
                                          > $250 million             .675%
                                          > $500 million             .600%

Growth and Income                         $0-$100 million            .700%
                                          > $100 million             .650%
                                          > $250 million             .600%
                                          > $500 million             .575%

                                          AVERAGE DAILY           MANAGEMENT
PORTFOLIO                                   NET ASSETS                FEE
---------                                   ----------                ---
Strategic Multi-Asset,
Multi-Asset                               $0-$200 million           1.000%
                                          > $200 million             .875%
                                          > $500 million             .800%

High Yield                                $0-$250 million            .700%
                                          > $250 million             .575%
                                          > $500 million             .500%

Target '98                                $0-$100 million            .625%
                                          > $100 million             .570%
                                          > $250 million             .525%
                                          > $500 million             .500%

Government & Quality Bond,
Fixed Income                              $0-$200 million            .625%
                                          > $200 million             .575%
                                          > $500 million             .500%

Money Market                              $0-$150 million            .500%
                                          > $150 million             .475%
                                          > $250 million             .450%
                                          > $500 million             .425%

      The following table sets forth the total advisory fees earned by the Adviser from each Portfolio pursuant to the Advisory Agreement for the fiscal years ended December 31, 1996, 1995, and 1994.



                                  ADVISORY FEES

               FUND                     1996           1995            1994
               ----                     ----           ----            ----
Foreign Securities Portfolio        $  473,257     $  525,490     $  683,712
                                    ----------     ----------     ----------
Capital Appreciation Portfolio      $3,030,849     $1,992,705     $1,416,274
                                    ----------     ----------     ----------
Growth Portfolio                    $2,393,836     $2,044,069     $1,991,742
                                    ----------     ----------     ----------
Natural Resources Portfolio         $  302,086     $  195,327     $  162,953
                                    ----------     ----------     ----------
Growth and Income Portfolio         $  220,009     $  229,671     $  284,177
                                    ----------     ----------     ----------
Strategic Multi-Asset Portfolio     $  597,679     $  640,025     $  713,262
                                    ----------     ----------     ----------
Multi-Asset Portfolio               $1,569,359     $1,671,735     $1,840,983
                                    ----------     ----------     ----------
High Yield Portfolio                $  313,621     $  346,773     $  408,977
                                    ----------     ----------     ----------
Target '98 Portfolio                $   72,086     $   98,847     $  127,107
        --                          ----------     ----------     ----------
Fixed Income Portfolio              $  152,430     $  174,815     $  213,577
                                    ----------     ----------     ----------
Government and Quality Bond
Portfolio                           $1,392,653     $1,346,394     $1,554,525
                                    ----------     ----------     ----------
Money Market Portfolio              $  432,146     $  569,193     $  662,202
                                    ----------     ----------     ----------



                           PERSONAL SECURITIES TRADING

      The Trust and the Adviser have adopted a written Code of Ethics (the "Code of Ethics") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code of Ethics is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel.

      Finally, the Sub-Adviser has adopted a written Code of Ethics, the provisions of which are materially similar to those in the Adviser's Code of Ethics, and has undertaken to comply with the provisions of the Adviser's Code of Ethics to the extent such provisions are more restrictive. Further, the Sub-Adviser reports to the Adviser, on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser.


                          WELLINGTON MANAGEMENT COMPANY


      Wellington Management Company, LLP serves as Sub-Adviser for all of the Portfolios of the Trust, pursuant to the Sub-Advisory Agreement approved by shareholders of each of the Portfolios at a meeting held on February 13, 1990. (See "Wellington Management Company, LLP" in the Prospectus for additional information concerning the Sub-Adviser.)



      The following table sets forth the total sub-advisory fees received by WMC, as reported to the Trust by SAAMCo, for each Portfolio pursuant to the Sub-Advisory Agreement for the fiscal years ended December 31, 1996, 1995, and 1994.




                                SUB-ADVISORY FEES

               FUND                      1996           1995           1994
               ----                      ----           ----           ----
Foreign Securities Portfolio        $  206,599     $  223,066     $  271,412
                                    ----------     ----------     ----------
Capital Appreciation Portfolio      $1,057,476     $  736,837     $  559,914
                                    ----------     ----------     ----------
Growth Portfolio                    $  766,639     $  637,763     $  622,372
                                    ----------     ----------     ----------
Natural Resources Portfolio         $  140,974     $   91,152     $   76,045
                                    ----------     ----------     ----------
Growth and Income Portfolio         $  102,147     $  106,633     $  131,939
                                    ----------     ----------     ----------
Strategic Multi-Asset Portfolio     $  169,536     $  178,005     $  192,652
                                    ----------     ----------     ----------
Multi-Asset Portfolio               $  310,404     $  325,760     $  351,373
                                    ----------     ----------     ----------
High Yield Portfolio                $  134,409     $  148,328     $  168,345
                                    ----------     ----------     ----------
Target '98 Portfolio                $   25,951     $   35,585     $   45,759
                                    ----------     ----------     ----------
Fixed Income Portfolio              $   54,875     $   62,934     $   76,888
                                    ----------     ----------     ----------
Government and Quality Bond
Portfolio                           $  299,809     $  291,764     $  327,961
                                    ----------     ----------     ----------
Money Market Portfolio              $   64,822     $   85,379     $   99,364
                                    ----------     ----------     ----------

                       OFFICERS AND TRUSTEES OF THE TRUST

      The following table lists the Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years. The SunAmerica Mutual Funds consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and Style Select Series, Inc. An asterisk indicates those Trustees who may be deemed to be "interested persons" of the Trust as that term is defined in the 1940 Act.


                              Position          Principal Occupations
Name, Age and Address         with the Fund     During Past 5 Years
---------------------         -------------     -------------------

S. James Coppersmith, 64      Trustee           Formerly, President and
7 Elmwood Road                                  General Manager, WCVB-TV,a
Marblehead, MA  01945                           division of the Hearst
                                                Corporation from 1982 to 1994
                                                (retired); Director/Trustee of
                                                the SunAmerica Mutual Funds.

Samuel M. Eisenstat, 56       Trustee and       Attorney in private
430 East 86 Street            Chairman of       practice;   Trustee of RPS
New York, NY  10028           the Board         Realty Trust since
                                                December 1988; Director of Volt
                                                Information Sciences Funding,
                                                Inc., a subsidiary of Volt
                                                Information Sciences, Inc. since
                                                October 1993; Director/Trustee
                                                and Chairman of the Boards of
                                                the SunAmerica Mutual Funds.

Stephen J. Gutman, 53         Trustee           Chairman of the Board,
340 East 79 Street                              Chief Operating and
New York, NY  10021                             Executive Officer of Beau
                                                Brummel Casuals Limited, Inc., a
                                                menswear special retailer since
                                                May 1989; Director/Trustee of
                                                the SunAmerica Mutual Funds.

Peter A. Harbeck*, 43         Trustee and       President, SAAMCo
The SunAmerica Center         President         and SunAmerica Capital
733 Third Avenue                                Services, Inc.    ("SACS")
New York, NY 10017-3204                         since August, 1995;
                                                Director and Chief
                                                Operating Officer of SAAMCo
                                                and President of SunAmerica

                                                Fund Services, Inc., ("SAFS")
                                                since May 1988; President of
                                                SunAmerica Mutual Funds;
                                                Executive Vice President of
                                                SAAMCo, from May 1988 to August
                                                1995; Executive Vice President,
                                                SACS, from November 1991 to
                                                August 1995; and Director,
                                                Resources Trust Company.

Nancy Kelly, 46               Vice              Vice President and Head
The SunAmerica Center         President         Trader, SAAMCo, since April
733 Third Avenue                                1994; formerly, Vice
New York, NY 10017-3204                         President, Whitehorne & Co.
                                                Ltd. (1991- 1994); Sales
                                                Trader, Lynch Jones & Ryan
                                                (1992-1994).

Peter C. Sutton, 32           Treasurer         Vice President, SAAMCo,
The SunAmerica Center                           since September 1994;
733 Third Avenue                                Treasurer, SunAmerica
New York, NY 10017-3204                         Mutual Funds (since
                                                February 1996 and Style
                                                Select Series, Inc. since
                                                September 1996; Vice
                                                President, SunAmerica
                                                Series Trust and Anchor
                                                Pathway Fund, since
                                                 October 1994; Controller,
                                                SunAmerica Mutual Funds (March
                                                1993 - February 1996) and
                                                Assistant Controller, SunAmerica
                                                Mutual Funds(1990-1993).

Robert M. Zakem, 39           Secretary         Senior Vice President and
The SunAmerica Center                           General Counsel of SAAMCo,
733 Third Avenue                                since April 1993; Executive
New York, NY 10017-3204                         Vice  President and
                                                Director, SACS, since February
                                                1993; and Vice President of
                                                SAFS, since January 1994;
                                                Formerly, Vice President and
                                                Associate General Counsel,
                                                SAAMCo, from March 1992 to April
                                                1993; Associate, Piper & Marbury
                                                from 1989 to 1992.

      Each of the non-affiliated Trustees is entitled to compensation from the Trust consisting of an annual fee of $20,000 in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Board of the Trust. These expenses are allocated on the basis of the relative net assets of each Portfolio. Officers are compensated by SAAMCo or its affiliates and receive no compensation from the Trust.

      In addition, each non-affiliated Trustee also serves on the Audit Committee of the Board of Trustees. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SunAmerica Mutual Funds and the Trust. With respect to the Trust, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust. The Trust also has a Nominating Committee, comprised solely of non-affiliated Trustees, which recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

      The Trustees (and Directors) of the SunAmerica Mutual Funds and the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if a non-affiliated Trustee who has at least 10 years of consecutive service as a non-affiliated Trustee of any of the SunAmerica Mutual Funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

      As of January 31, 1997, the Trustees and officers of the Trust owned in the aggregate, less than 1% of the Trust's total outstanding shares.

      The following table sets forth information summarizing the compensation of each disinterested Trustee for his services as Trustee for the fiscal year ended December 31, 1996. Neither the Trustees who are interested persons of the Trust nor any officers of the Trust receive any compensation.

                               COMPENSATION TABLE

                                             PENSION OR         TOTAL
                                             RETIREMENT         COMPENSATION
                            AGGREGATE        BENEFITS           FROM REGISTRANT
                            COMPENSATION     ACCRUED AS         AND FUND
                            FROM             PART OF FUND       COMPLEX PAID TO
TRUSTEE                     REGISTRANT       EXPENSES*          TRUSTEES*
-------                     ----------       ---------          ---------
S. James Coppersmith        $22,560          $35,315            $65,000
                            -------          -------            -------
Samuel M. Eisenstat         $24,535          $31,099            $65,000
                            -------          -------            -------
Stephen J. Gutman           $22,560          $32,200            $65,000
                            -------          -------            -------

 * Information is as of December 31, 1996 for the five investment companies in the complex which pay fees to these directors/trustees. The complex consists of the SunAmerica Mutual Funds and Anchor Series Trust.

                                    CUSTODIAN

      State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts is the Custodian of the Trust. As Custodian, State Street holds all securities and cash owned by the Trust, and receives for the Trust all payments of income, payments of principal or capital distribution received by it with respect to securities owned by the Trust and receives the payment for the shares issued by the Trust. The Custodian releases and delivers securities and cash upon proper instructions from the Trust.

                             INDEPENDENT ACCOUNTANTS

      Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, serves as independent accountants to the Trust and, in that capacity, audits the annual financial statements of the Trust.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      All purchase and sale orders of securities for the Portfolios are placed on behalf of the Trust by the Sub-Adviser. If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, then the Portfolio may deal directly with the broker-dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These brokers may also furnish brokerage and research services, including advice as to the advisability of investing in securities, securities analysis and reports.

      Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Sub-Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

      The Trust reserves the right to effect portfolio transactions through broker-dealers affiliated with the Adviser, acting as agent and not as principal, provided that any commissions, fees or other remuneration received by affiliated brokers are within the limitations set forth in the 1940 Act and are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. The Adviser, subject to applicable laws and regulations, may also consider the willingness of particular brokers to sell the Variable Contracts as a factor in the selection of brokers for its portfolio transactions.

      Brokers may be selected to provide brokerage or research services to the Trust or other accounts over which WMC or SAAMCo exercises investment discretion. Such service may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

      The receipt of research from brokers may be useful in rendering investment management services to the Trust and other clients of WMC and SAAMCo; conversely, such information provided by brokers who have executed transaction orders on behalf of other clients may be useful in carrying out obligations to the Trust. The receipt of such research will not be substituted for independent research and the expenses of WMC or SAAMCo will not necessarily be reduced as a result of the receipt of such supplemental information. The Sub-Adviser may effect individual securities transactions at commission rates in excess of the minimum commission rates available, if WMC determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker or dealer, viewed in terms of either that particular transaction or WMC's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

      Some securities considered for investment by the Trust may also be appropriate for other clients served by the Sub-Adviser. There may be occasions when the Trust and one or more of the other clients advised by WMC will find themselves contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated as to amounts in accordance with an allocation policy, which has been reviewed by the Board of Trustees and considered to be equitable to the portfolios involved. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. However, it is the judgment of the Board of Trustees of the Trust that the desirability of its advisory arrangement with SAAMCo and the sub-advisory arrangement with WMC outweighs any disadvantages that may result from such contemporaneous transactions.

      The Board of Trustees periodically reviews performance of responsibilities in connection with the placement of portfolio transactions on behalf of the Trust and reviews the prices and commissions, if any, paid by the Trust to determine if they are reasonable in relation to the benefits to the Trust.

            The following tables set forth the aggregate brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to Royal Alliance Associates, Inc.("Royal Alliance"), an affiliated broker-dealer, for the fiscal years ended December 31, 1996, 1995, and 1994.


                           1996 BROKERAGE COMMISSIONS

                                                   AMOUNT        PERCENTAGE OF
                                   AGGREGATE       PAID TO      COMMISSIONS PAID
                                   BROKERAGE     AFFILIATED      TO AFFILIATED
           PORTFOLIO              COMMISSIONS      BROKERS          BROKERS
           ---------              -----------      -------          -------
Growth Portfolio                   $357,209        $6,310             1.8%
                                   --------        ------             ---
Strategic Multi-Asset
Portfolio                          $117,865        $3,963             3.4%
                                   --------        ------             ---
Multi-Asset Portfolio              $107,911         $750              0.7%
                                   --------         ----              ---
Capital Appreciation
Portfolio                          $655,271        $25,962            4.0%
                                   --------        -------            ---
Natural Resources Portfolio         $84,830        $1,300             1.5%
                                                   ------             ---
Growth and Income Portfolio         $39,598          $12              0.0%
                                    -------          ---              ---
Foreign Securities Portfolio       $248,098         $552              0.2%
                                   --------         ----              ---

                           1995 BROKERAGE COMMISSIONS

                                                                   PERCENTAGE OF
                                                    AMOUNT         COMMISSIONS
                                   AGGREGATE       PAID TO           PAID TO
           PORTFOLIO               BROKERAGE      AFFILIATED       AFFILIATED
                                  COMMISSIONS      BROKERS           BROKERS
                                  -----------      -------           -------
Growth Portfolio                   $690,845        $49,609            7.2%
                                   --------        -------            ---
Strategic Multi-Asset
Portfolio                           $85,024         $3,341            3.9%
                                    -------         ------            ---
Multi-Asset Portfolio               $55,803         $6,145            11.0%
                                    -------         ------            ----
Capital Appreciation
Portfolio                          $378,644        $35,445            9.4%
                                   --------        -------            ---
Natural Resources Portfolio         $39,262        $21,897            55.8%
                                    -------        -------            ----





                           1994 BROKERAGE COMMISSIONS

                                                                   PERCENTAGE OF
                                   AGGREGATE        AMOUNT         COMMISSIONS
                                   BROKERAGE       PAID TO           PAID TO
           PORTFOLIO              COMMISSIONS     AFFILIATED       AFFILIATED
                                                   BROKERS           BROKERS
           ---------              -----------      -------           -------
Growth Portfolio                   $494,221        $63,701            12.9%
                                   --------        -------            ----
Strategic Multi-Asset
Portfolio                          $141,655         $5,650            4.0%
                                   --------        -------            ----
Multi-Asset Portfolio              $125,278        $20,574            16.4%
                                   --------        -------            ----
Capital Appreciation
Portfolio                          $342,247        $34,099            10.0%
                                   --------        -------            ----
Foreign Securities Portfolio       $367,927          $600             0.16%
                                   --------        -------            ----
Natural Resources Portfolio         $29,961         $8,412            28.1%
                                   --------        -------            ----



                               PORTFOLIO TURNOVER

      Although the Portfolios, except for the Money Market Portfolio, do not invest for short-term trading purposes, Portfolio securities may be sold from time to time without regard to the length of time they have been held. A Portfolio's turnover rate is the percentage computed by dividing the lesser of Portfolio purchases or sales (excluding all securities whose maturities at acquisition were one year or less) by the average value of the Portfolio (excluding all securities whose maturities at acquisition were one year or less). To the extent a Portfolio has a higher portfolio turnover rate (e.g., over 100%), brokerage commissions and other transaction costs, which are borne directly by the Portfolio, will be correspondingly higher. See the Financial Highlights table in the Prospectus for Portfolio Turnover Rates.

                                 NET ASSET VALUE


      Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading in the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of its shares separately by dividing the total value of net assets by the shares outstanding. The net asset value of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such Portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.


      The net asset value of a share of each Portfolio is calculated by adding the value of all securities and other assets, deducting its accrued liabilities, and dividing the remainder by the number of shares outstanding. Except with respect to securities held by the Money Market Portfolio securities of each Portfolio are valued as follows: Equity securities which are traded on domestic stock exchanges, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the closing bid price or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities, which are traded both in the over-the-counter market and on a stock exchange, are valued according to the broadest and most representative market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Securities not priced in this manner are valued at the most recent quoted bid price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term securities, other than GNMA securities, with maturities of sixty (60) days or less will be valued at amortized cost.

FOREIGN SECURITIES PORTFOLIO

      The Portfolio's securities are valued by appraising securities at the last sale price, or, if no sale, at the closing bid price, if traded on an exchange, and if not so traded, on the basis of closing over-the-counter bid prices, if available. Dividend income from portfolio securities is recorded on the ex-dividend date, except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the dividend after the ex-dividend date.

      Valuations of foreign securities are furnished by a quotation service and are already translated into U.S. dollars. The methods used by the quotation service and the quality of valuations so established are reviewed by officers of the Trust under the general supervision of the Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations that mature in 60-days or less are valued at amortized cost, provided that such value constitutes fair value as determined in good faith by the Board of Trustees.

      Generally, all trading in foreign securities, as well as corporate bonds, U.S. Government securities, money market instruments, and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of any such securities held by the Portfolio are determined as of such times for the purpose of computing the net asset value. The procedures set forth above need not be used to determine the value of debt securities owned by the Trust if, in the opinion of the Board of Trustees, some other method (e.g., based on closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such debt securities. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. If an extraordinary event occurs, which is expected to materially affect the value of a security, then the security will be valued at fair value as determined in good faith under the direction of the Trustees.

MONEY MARKET PORTFOLIO

      Securities of the Money Market Portfolio are valued by the amortized cost method Pursuant to Rule 2a-7 under the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Portfolio would receive if it sold the securities.

      The use of this valuation method is continuously reviewed and the Board of Trustees will make such changes as may be necessary to assure that the assets of the Portfolio are valued fairly as determined by the Trustees in good faith, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Portfolio limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by at least one major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Portfolio to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 calendar days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

      It is the normal practice of the Portfolio to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Portfolio will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Portfolio as computed by dividing the annualized daily income of the Portfolio by the net asset value will tend to be higher than if the valuation was based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Portfolio as computed by dividing the annualized daily income of the Portfolio by the net asset value will tend to be lower than if the valuation was based upon market prices and estimates.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Each Portfolio is qualified and intends to remain qualified and elect to be treated as a regulated investment company under Subchapter M under the Code. To remain qualified as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain foreign currencies (or options, futures or forward contracts thereon) held less than 3 months (foreign currency gains, including those derived from options, futures and forward contracts, will not, in any event, be characterized as short-short gains if they are directly related to the registered investment company's investment in stocks, options or futures thereon) (the "short-short rule"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's net assets and to not more than 10% of the voting securities of any one issuer (other than government securities) and (ii) not more than 25% of the Portfolio's assets is invested in the securities (other than government securities) of any one issuer.



      The short-short rule may restrict a Portfolio's ability to close out a position in a security or financial or currency contract at the most opportune time.


      Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio's assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

      It is the Trust's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio (including fees payable to SAAMCo). Net investment income of the Money Market Portfolio consists of (i) interest accrued or discount earned; (ii) plus or minus all realized gains and losses on the Portfolio securities; (iii) less the estimated expenses of the Portfolio applicable to that dividend period.

      Dividends on the Money Market Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the respective Portfolio. Dividends from the Growth, Fixed Income, Capital Appreciation, Foreign Securities, Growth and Income, Multi-Asset, Strategic Multi-Asset, Government and Quality Bond, High Yield, Natural Resources and Target '98 Portfolios will be declared and reinvested at least annually in additional full and fractional shares of the respective Portfolios.

      All net realized capital gains of each Portfolio of the Trust, if any, are declared and distributed annually to the shareholders of the Portfolio to which such gains are attributable.


      At December 31, 1996, the Fixed Income Portfolio, High Yield Portfolio and Target '98 Portfolio had capital loss carryforwards of $1,990,561, $14,097,904, and $252,703, respectively, which are available to the extent not utilized to offset future gains from 1997 through 2003. The utilization of such losses will be subject to annual limitations under the Code and the regulations thereunder.


                               GENERAL INFORMATION

      Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notices of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust, and also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Trust shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                               OWNERSHIP OF SHARES

      As of the date of this Statement of Additional Information, shares of the Trust are offered only to the separate accounts of the Life Companies. In turn, these separate accounts fund variable annuity contracts and variable life insurance policies issued by those insurance companies.

                              FINANCIAL STATEMENTS


      Set forth following this Statement of Additional Information are the financial statements of the Trust with respect to the fiscal year ended December 31, 1996.

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES -- 100.2%                                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    BANK NOTES -- 15.5%
                    Bank of New York Co., Inc. 5.84% due 6/03/97..........................   $ 2,000,000    $ 2,001,012
                    Bank of Tokyo-Mitsubishi 5.83% due 1/21/97............................     2,000,000      2,000,011
                    Chase Manhattan Corp. 5.73% due 2/03/97...............................     3,000,000      3,000,000
                    First National Bank of Boston 5.47% due 2/12/97.......................     2,500,000      2,500,000
                    Wilmington Trust Co. 5.41% due 3/26/97................................     2,000,000      2,000,000
                                                                                                            -----------
                    TOTAL BANK NOTES (cost $11,501,023)...................................                   11,501,023
                                                                                                            -----------
                    CORPORATE SHORT-TERM NOTES -- 61.7%
                    Bear Stearns Cos., Inc. 5.32% due 1/27/97.............................       435,000        433,329
                    BHF Finance (DE), Inc. 5.30% due 4/11/97..............................     2,000,000      1,970,556
                    BHP Finance Ltd. 5.30% due 2/25/97....................................     2,000,000      1,983,806
                    Centric Funding Corp. 5.30% due 2/13/97...............................     2,500,000      2,484,174
                    Corporate Receivables Corp. 5.37% due 2/14/97.........................     2,000,000      1,986,873
                    Delaware Funding Corp. 5.36% due 2/28/97..............................     2,000,000      1,982,729
                    Disney (Walt) Co. 5.28% due 3/03/97...................................     2,200,000      2,180,317
                    Falcon Asset Securitization Corp. 5.47% due 1/10/97...................     1,950,000      1,947,333
                    First Chicago Financial Corp. 5.31% due 2/19/97.......................     2,000,000      1,985,545
                    General Electric Capital Corp. 5.34% due 6/16/97......................     2,000,000      1,950,753
                    General Motors Acceptance Corp. 5.40% due 3/14/97.....................     1,000,000        989,200
                    Gillette Co. 5.29% due 3/05/97........................................     2,200,000      2,179,633
                    Goldman Sachs Group L.P. 5.31% due 3/11/97............................     2,200,000      2,177,610
                    Greenwich Funding Corp. 5.35% due 1/16/97.............................     2,000,000      1,995,542
                    Hitachi America Ltd. 5.33% due 2/14/97................................     1,200,000      1,192,183
                    Kittyhawk Funding Corp. 5.38% due 3/03/97.............................     2,000,000      1,981,768
                    Merrill Lynch & Co., Inc. 5.34% due 1/23/97...........................     1,970,000      1,963,571
                    Morgan Stanley Group, Inc. 5.32% due 1/29/97..........................       890,000        886,317
                    National Fuel Gas Co. 5.37% due 1/21/97...............................     1,700,000      1,694,928
                    Nationsbank Corp. 5.40% due 1/06/97...................................     3,000,000      2,997,750
                    Pfizer, Inc. 5.30% due 3/19/97........................................     2,200,000      2,175,061
                    Ranger Funding Corp. 5.33% due 2/03/97................................     2,500,000      2,487,785
                    Sears Roebuck Acceptance Corp. 5.32% due 2/11/97......................     2,000,000      1,987,882
                    Unifunding, Inc. 5.33% due 1/22/97....................................     2,040,000      2,033,657
                                                                                                            -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $45,648,302)...................                   45,648,302
                                                                                                            -----------
                    MISCELLANEOUS -- 6.8%
                    Peoples Security Life Insurance Co. 5.60% due 2/02/97(1)..............     2,000,000      2,000,000
                    SMM Trust 5.61% due 2/04/97(1)........................................     3,000,000      3,000,000
                                                                                                            -----------
                    TOTAL MISCELLANEOUS (cost $5,000,000).................................                    5,000,000
                                                                                                            -----------

---------------------

                                                                                              PRINCIPAL
                    SHORT-TERM SECURITIES (continued)                                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES -- 16.2%
                    Federal Farm Credit Banks 5.60% due 6/03/97...........................   $ 2,000,000    $ 1,998,826
                    Student Loan Marketing Association 5.41% due 1/21/97(1)...............    10,000,000     10,000,000
                                                                                                            -----------
                    TOTAL U.S. GOVERNMENT & AGENCIES (cost $11,998,826)...................                   11,998,826
                                                                                                            -----------
                    TOTAL SHORT-TERM SECURITIES (cost $74,148,151)........................                   74,148,151
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $74,148,151)    100.2%                                        74,148,151
                    Liabilities in excess of other assets --    (0.2)                                          (147,498)
                                                               ------                                       -----------
                    NET ASSETS --                              100.0%                                       $74,000,653
                                                               ======                                       ===========

              -----------------------------
              (1) Variable rate security -- the rate reflected is as of December
                  31, 1996; maturity date reflects next reset date

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                              PRINCIPAL
                    BONDS & NOTES -- 97.3%                                                      AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
                    Howmet Corp. 10.00% 2003...............................................   $   50,000    $    54,625
                    Moog, Inc. 10.00% 2006.................................................       50,000         52,500
                                                                                                            ------------
                                                                                                                107,125
                                                                                                            ------------
                    CABLE -- 2.0%
                    Cablevision Systems Corp. 9.25% 2005...................................       35,000         34,650
                    Comcast Corp. 9.13% 2006...............................................       35,000         35,787
                    Tele-Communications, Inc. 9.80% 2012...................................      350,000        378,770
                                                                                                            ------------
                                                                                                                449,207
                                                                                                            ------------
                    CHEMICALS -- 0.6%
                    Harris Chemical North America, Inc. 10.25% 2001........................       50,000         51,938
                    Rexene Corp. 11.75% 2004...............................................       50,000         56,125
                    Texas Petrochemicals Corp. 11.13% 2006.................................       25,000         26,875
                                                                                                            ------------
                                                                                                                134,938
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 1.7%
                    360 Communications Co. 7.13% 2003......................................      200,000        197,582
                    Benedek Communications Corp. zero coupon 2006(1)(2)....................       65,000         37,212
                    Chancellor Broadcasting Co. 9.38% 2004.................................       10,000         10,100
                    Lenfest Communications, Inc. 8.38% 2005................................       25,000         24,156
                    MobileMedia Corp. 9.38% 2007+(3).......................................       50,000         13,500
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       20,000         20,850
                    World Color Press, Inc. 9.13% 2003.....................................       50,000         50,500
                    Young Broadcasting, Inc. 9.00% 2006....................................       25,000         24,313
                                                                                                            ------------
                                                                                                                378,213
                                                                                                            ------------
                    ENERGY -- 0.7%
                    Mesa Operating Co. 10.63% 2006.........................................       50,000         54,250
                    Plains Resources, Inc. 10.25% 2006.....................................       50,000         53,500
                    Transportadora De Gas 10.25% 2001......................................       50,000         52,975
                                                                                                            ------------
                                                                                                                160,725
                                                                                                            ------------
                    FINANCE -- 12.6%
                    Abbey National First Capital 8.20% 2004................................      500,000        536,285
                    Banponce Financial Corp. 6.80% 2005....................................      300,000        293,454
                    Japan Finance Corp. Municipal Enterprises 9.13% 2000...................      400,000        431,084
                    KFW International Finance, Inc. 9.13% 2001.............................      400,000        440,152
                    Ohio National Life Insurance Co. 8.50% 2026............................      200,000        207,890
                    Security Benefit Life Co. 8.75% 2016...................................      200,000        212,160
                    Sun Canada Financial Co. 7.25% 2015....................................      300,000        286,422
                    Tembec Finance Corp. 9.88% 2005........................................       50,000         46,750
                    United States Bancorp Oregon 7.50% 2026................................      400,000        417,992
                                                                                                            ------------
                                                                                                              2,872,189
                                                                                                            ------------
                    GAMING -- 0.1%
                    Trump Atlantic City Associates 11.25% 2006.............................       30,000         29,700
                                                                                                            ------------
                    GROCERY -- 0.1%
                    Smith's Food & Drug Centers, Inc. 11.25% 2007..........................       25,000         27,625
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 1.6%
                    Allegiance Corp. 7.00% 2026............................................   $  200,000    $   202,904
                    Integrated Health Services, Inc. 10.25% 2006...........................       50,000         52,500
                    Owens & Minor, Inc. 10.88% 2006........................................       50,000         53,625
                    Quorum Health Group, Inc. 8.75% 2005...................................       50,000         51,250
                                                                                                            ------------
                                                                                                                360,279
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 6.4%
                    Bell & Howell Co. zero coupon 2005(1)..................................       50,000         36,250
                    Cincinnati Milacron, Inc. 7.88% 2000...................................      150,000        151,445
                    Collins & Aikman Corp. 11.50% 2006.....................................       50,000         54,500
                    Columbia University Trustees 8.62% 2001................................      500,000        538,030
                    Dominion Textile USA, Inc. 9.25% 2006..................................       20,000         20,325
                    Ford Motor Co. 9.00% 2001..............................................      500,000        546,590
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,281
                    Lear Corp. 9.50% 2006..................................................       35,000         37,800
                    Walbro Corp. 9.88% 2005................................................       50,000         51,500
                                                                                                            ------------
                                                                                                              1,463,721
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 1.0%
                    News America Holdings, Inc. 9.25% 2013.................................      200,000        224,058
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 2.2%
                    Bellsouth Telecommunications 6.25% 2003................................      500,000        489,965
                                                                                                            ------------
                    METALS & MINERALS -- 0.7%
                    A.K. Steel Corp. 9.13% 2006............................................       15,000         15,413
                    Armco, Inc. 9.38% 2000.................................................       50,000         50,250
                    Northwestern Steel & Wire Co. 9.50% 2001...............................       50,000         49,000
                    S.D. Warren Co. 12.00% 2004............................................       50,000         54,000
                                                                                                            ------------
                                                                                                                168,663
                                                                                                            ------------
                    PAPER PRODUCTS -- 0.5%
                    Container Corp. of America 9.75% 2003..................................       50,000         52,500
                    Fort Howard Corp. 9.25% 2001...........................................       50,000         52,125
                    Repap New Brunswick, Inc. 9.88% 2000...................................       15,000         15,300
                                                                                                            ------------
                                                                                                                119,925
                                                                                                            ------------
                    RETAIL -- 0.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................       10,000         10,500
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 61.0%
                    Federal Home Loan Mortgage Corp. 6.00% 2003............................      498,515        487,139
                    Federal Home Loan Mortgage Corp. 6.50% 2024............................      868,194        834,551
                    Federal Home Loan Mortgage Corp. 7.00% 2003 - 2026.....................    1,941,735      1,917,417
                    Federal Home Loan Participation 7.50% 2007.............................      601,001        606,356
                    Federal Home Loan Participation 11.00% 2000............................        8,641          9,138
                    Government National Mortgage Association 7.00% 2023....................      525,494        516,298
                    Government National Mortgage Association 7.50% 2022 - 2023.............      884,972        890,242
                    Government National Mortgage Association 8.00% 2023....................      483,533        495,012
                    Government National Mortgage Association 10.00% 2000...................       26,778         28,334
                    Government National Mortgage Association 11.25% 1998...................        4,847          5,120
                    Government National Mortgage Association 13.25% 1999...................        1,536          1,624
                    United States Treasury Bonds 10.75% 2003...............................    1,400,000      1,714,118
                    United States Treasury Bonds 11.63% 2004...............................      270,000        356,484
                    United States Treasury Bonds 11.88% 2003...............................    1,000,000      1,304,530
                    United States Treasury Bonds 12.00% 2013...............................    2,650,000      3,790,745
                    United States Treasury Notes 5.50% 2000................................      120,000        117,225

                                                           ---------------------

                                                                                              PRINCIPAL
                    BONDS & NOTES (continued)                                                   AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Notes 6.38% 1999................................   $   70,000    $    70,601
                    United States Treasury Notes 7.13% 1999................................      500,000        513,830
                    United States Treasury Notes 7.88% 1999................................      200,000        209,532
                                                                                                            ------------
                                                                                                             13,868,296
                                                                                                            ------------
                    UTILITIES -- 5.5%
                    El Paso Electric Co. 8.90% 2006........................................       50,000         52,132
                    Niagara Mohawk Power Corp. 5.88% 2002..................................      750,000        705,105
                    Quebec Hydro 8.05% 2024................................................      450,000        494,784
                                                                                                            ------------
                                                                                                              1,252,021
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $22,161,148).................................                  22,117,150
                                                                                                            ------------
                    PREFERRED STOCK -- 0.1%                                                     SHARES
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.1%
                    Chevy Chase Preferred Capital Corp., Series A 10.38% (cost $25,000)....          500         26,062
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $22,186,148).........................                  22,143,212
                                                                                                            ------------
                                                                                              PRINCIPAL
                    REPURCHASE AGREEMENT -- 0.9%                                                AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)
                      (cost $210,000)......................................................   $  210,000        210,000
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $22,396,148)      98.3%                                       22,353,212
                    Other assets less liabilities --              1.7                                           389,790
                                                                ------                                      ------------
                    NET ASSETS --                               100.0%                                      $22,743,002
                                                                ======                                      =============

              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Fair valued security; see Note 2

              (3) Issuer of the security has filed for bankruptcy and interest payments are in default

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 93.5%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    AUTOMOTIVE -- 0.9%
                    Daimler-Benz Vehicle Trust 5.95% 2000................................   $   736,244    $    735,176
                    Premier Auto Trust 4.65% 1999........................................     1,321,303       1,307,575
                                                                                                           -------------
                                                                                                              2,042,751
                                                                                                           -------------
                    FINANCE -- 11.0%
                    Banc One Auto Grantor Trust 6.55% 2003...............................     3,711,970       3,735,170
                    General Electric Capital Corp. 7.50% 2035............................     5,000,000       5,192,050
                    General Reinsurance Corp. 9.00% 2009.................................     5,000,000       5,729,450
                    Morgan (J.P.) & Co., Inc. 6.25% 2005.................................     5,000,000       4,859,300
                    Stanford University 6.88% 2024.......................................     5,000,000       4,795,650
                                                                                                           -------------
                                                                                                             24,311,620
                                                                                                           -------------
                    INDUSTRIALS -- 2.6%
                    Postal Square L.P. 8.95% 2022........................................     4,811,800       5,627,448
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 1.4%
                    McDonald's Corp. 7.05% 2025..........................................     3,300,000       3,155,589
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    British Columbia Province Canada 6.50% 2026..........................     3,125,000       2,890,969
                                                                                                           -------------
                    RETAIL -- 2.1%
                    Wal-Mart Stores, Inc. 6.75% 2023.....................................     5,000,000       4,737,700
                                                                                                           -------------
                    TRANSPORTATION -- 2.6%
                    United Parcel Service of America, Inc. 8.38% 2020....................     5,000,000       5,655,400
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 67.1%
                    Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011...................     9,222,996       8,913,374
                    Federal Home Loan Mortgage Corp. 6.50% 2011..........................    13,916,772      13,712,335
                    Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011...................    19,082,099      19,087,965
                    Federal Home Loan Mortgage Corp. 7.29% 2004..........................    20,000,000      19,896,800
                    Federal Home Loan Mortgage Corp. 14.75% 2010.........................       155,981         186,397
                    Federal National Mortgage Association 7.00% 2010 - 2011..............     6,766,934       6,765,160
                    Federal National Mortgage Association 7.50% 2023 - 2025..............     4,337,789       4,345,205
                    Federal National Mortgage Association 8.00% 2023.....................    12,399,136      12,631,619
                    Government National Mortgage Association 6.50% 2023..................     8,450,345       8,059,516
                    Government National Mortgage Association 7.00% TBA...................    10,000,000      10,037,500
                    Government National Mortgage Association 7.50% 2022..................     7,921,932       7,972,870
                    Government National Mortgage Association 9.50% 2016 - 2017...........     2,654,669       2,882,476
                    Government National Mortgage Association 10.00% 2013 - 2017..........     2,568,426       2,788,889
                    Government National Mortgage Association 11.50% 2014.................        19,712          21,101
                    Government National Mortgage Association 12.00% 1999 - 2016..........       143,432         153,410
                    Government National Mortgage Association 12.75% 2014.................        79,957          94,624
                    Government National Mortgage Association 13.25% 1999 - 2014..........        20,656          24,101
                    Government National Mortgage Association 13.50% 2014.................         8,981          10,814
                    Government National Mortgage Association 13.75% 2014.................         1,426           1,687

                                                           ---------------------

                                                                                             PRINCIPAL
                    BONDS & NOTES (continued)                                                 AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Bonds 7.63% 2022..............................   $10,000,000    $ 11,039,100
                    United States Treasury Notes 6.13% 1998..............................    20,000,000      20,092,100
                                                                                                           -------------
                                                                                                            148,717,043
                                                                                                           -------------
                    UTILITIES -- 4.5%
                    Hydro Quebec Electric 8.40% 2022.....................................     5,000,000       5,460,750
                    US West Communications, Inc. 6.88% 2033..............................     5,000,000       4,528,800
                                                                                                           -------------
                                                                                                              9,989,550
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $208,172,650)......................                   207,128,070
                                                                                                           -------------

                    REPURCHASE AGREEMENTS -- 9.7%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)..........     7,744,000       7,744,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)..........    13,835,000      13,835,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $21,579,000).......................                    21,579,000
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $229,751,650)  103.2%                                        228,707,070
                    Liabilities in excess of other assets --   (3.2)                                         (7,103,993)
                    ------                                                                                 -------------
                    NET ASSETS --                             100.0%                                       $221,603,077
                                                              ======                                       =============

              -----------------------------

              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                              PRINCIPAL
                    BONDS & NOTES -- 92.9%                                                     AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 6.8%
                    Howmet Corp. 10.00% 2003..............................................   $   605,000    $   660,962
                    Moog, Inc. 10.00% 2006................................................       655,000        687,750
                    Newport News Shipbuilding, Inc. 8.63% 2006*...........................       125,000        128,125
                    Northrop Grumman Corp. 9.38% 2024.....................................       250,000        276,378
                    Rohr, Inc. 11.63% 2003................................................       500,000        551,250
                    Wyman-Gordon Co. 10.75% 2003..........................................       750,000        798,750
                                                                                                            ------------
                                                                                                              3,103,215
                                                                                                            ------------
                    CABLE -- 3.4%
                    Cablevision Systems Corp. 9.25% 2005..................................       350,000        346,500
                    Cablevision Systems Corp. 9.88% 2006..................................       145,000        148,625
                    Comcast Corp. 9.38% 2005..............................................       350,000        363,125
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1)...................       350,000        287,000
                    Tele-Communications, Inc. 9.25% 2023..................................       150,000        145,792
                    Videotron Ltd. 10.25% 2002............................................       250,000        265,625
                                                                                                            ------------
                                                                                                              1,556,667
                                                                                                            ------------
                    CHEMICALS -- 5.3%
                    Acetex Corp. 9.75% 2003...............................................       305,000        302,560
                    Agriculture Minerals & Chemicals 10.75% 2003..........................       500,000        543,750
                    Arcadian Partners L.P. 10.75% 2005....................................       250,000        274,375
                    General Chemical Corp. 9.25% 2003.....................................       250,000        255,625
                    Harris Chemical North America, Inc. 10.25% 2001.......................       150,000        155,812
                    PMI Acquisition Corp. 10.25% 2003.....................................       350,000        357,000
                    Rexene Corp. 11.75% 2004..............................................       150,000        168,375
                    Sterling Chemicals, Inc. 11.75% 2006..................................       235,000        249,100
                    Texas Petrochemicals Corp. 11.13% 2006................................        90,000         96,750
                                                                                                            ------------
                                                                                                              2,403,347
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 10.3%
                    Benedek Communications Corp. zero coupon 2006(1)(2)...................       550,000        314,875
                    Big Flower Press Holdings 10.75% 2003.................................       250,000        260,625
                    Chancellor Broadcasting Co. 9.38% 2004................................       500,000        505,000
                    Galaxy Telecom L.P. 12.38% 2005.......................................       250,000        266,250
                    Granite Broadcasting Corp. 10.38% 2005................................       150,000        153,750
                    Granite Broadcasting Corp. 12.75% 2002................................       350,000        381,500
                    Lenfest Communications, Inc. 8.38% 2005...............................       250,000        241,562
                    MobileMedia Corp. 9.38% 2007+(3)......................................       500,000        135,000
                    Plitt Theaters, Inc. 10.88% 2004......................................       500,000        503,750
                    Rifkin Acquisitions Partners L.P. 11.13% 2006.........................       500,000        521,250
                    Teleport Communications Group, Inc. zero coupon 2007(1)...............       175,000        119,875
                    World Color Press, Inc. 9.13% 2003....................................       750,000        757,500
                    Young Broadcasting, Inc. 11.75% 2004..................................       500,000        545,000
                                                                                                            ------------
                                                                                                              4,705,937
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 0.7%
                    Webb (Del) Corp. 9.00% 2006...........................................       350,000        341,250
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 3.2%
                    American Safety Razor Co. 9.88% 2005..................................   $   150,000    $   159,375
                    Gruma SA de CV 9.75% 1998.............................................       250,000        257,188
                    Sweetheart Cup, Inc. 10.50% 2003......................................       500,000        520,000
                    Westpoint Stevens, Inc. 8.75% 2001....................................       500,000        513,750
                                                                                                            ------------
                                                                                                              1,450,313
                                                                                                            ------------
                    ENERGY -- 6.3%
                    Energy Ventures, Inc. 10.25% 2004.....................................       150,000        162,375
                    Flores & Rucks, Inc. 9.75% 2006.......................................       165,000        174,900
                    Mesa Operating Co. zero coupon 2006(1)................................       350,000        241,500
                    Mesa Operating Co. 10.63% 2006........................................        75,000         81,375
                    Plains Resources, Inc. 10.25% 2006....................................       600,000        642,000
                    Santa Fe Energy Resources, Inc. 11.00% 2004...........................       500,000        550,000
                    Seagull Energy Corp. 8.63% 2005.......................................       250,000        253,750
                    Transportadora De Gas 7.75% 1998......................................       250,000        250,312
                    Transportadora De Gas 10.25% 2001.....................................       250,000        264,875
                    YPF Sociedad Anonima 8.00% 2004.......................................       250,000        241,250
                                                                                                            ------------
                                                                                                              2,862,337
                                                                                                            ------------
                    FINANCE -- 4.4%
                    Chevy Chase Savings Bank 9.25% 2008...................................       125,000        127,500
                    Dime Bancorp, Inc. 10.50% 2005........................................       500,000        550,625
                    First Nationwide Escrow Corp. 10.63% 2003*............................        40,000         43,200
                    First Nationwide Parent Holdings 12.50% 2003..........................       350,000        392,000
                    Imperial Credit Industries, Inc. 9.75% 2004...........................       400,000        410,000
                    Tembec Finance Corp. 9.88% 2005.......................................       500,000        467,500
                                                                                                            ------------
                                                                                                              1,990,825
                                                                                                            ------------
                    GAMING -- 1.6%
                    Hollywood Casino, Inc. 12.75% 2003....................................       250,000        240,000
                    Trump Atlantic City Associates 11.25% 2006............................       500,000        495,000
                                                                                                            ------------
                                                                                                                735,000
                                                                                                            ------------
                    GROCERY -- 1.6%
                    Bruno's, Inc. 10.50% 2005.............................................        85,000         90,100
                    Dominick's Finer Foods, Inc. 10.88% 2005..............................       225,000        249,188
                    Smith's Food & Drug Centers, Inc. 11.25% 2007.........................       350,000        386,750
                                                                                                            ------------
                                                                                                                726,038
                                                                                                            ------------
                    HEALTHCARE -- 5.2%
                    Beverly Enterprises, Inc. 9.00% 2006..................................       250,000        251,250
                    Dade International, Inc. 11.13% 2006..................................       190,000        206,150
                    Genesis Health Ventures, Inc. 9.75% 2005..............................       225,000        236,250
                    Integrated Health Services, Inc. 10.25% 2006*.........................       250,000        262,500
                    OrNda HealthCorp. 11.38% 2004.........................................       500,000        577,500
                    Owens & Minor, Inc. 10.88% 2006.......................................       350,000        375,375
                    Quorum Health Group, Inc. 8.75% 2005..................................       175,000        179,375
                    Tenet Healthcare Corp. 9.63% 2002.....................................       250,000        273,750
                                                                                                            ------------
                                                                                                              2,362,150
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 16.6%
                    American Standard, Inc. zero coupon 2005(1)...........................   $   500,000    $   465,000
                    Amtrol, Inc. 10.63% 2006*.............................................       175,000        179,156
                    Associated Materials, Inc. 11.50% 2003................................       235,000        239,700
                    Bell & Howell Co. zero coupon 2005(1).................................     1,000,000        725,000
                    Bell & Howell Co. 9.25% 2000..........................................       250,000        254,375
                    Collins & Aikman Corp. 11.50% 2006....................................       500,000        545,000
                    Delco Remy International, Inc. 10.63% 2006*...........................       350,000        368,375
                    Doman Industries Ltd. 8.75% 2004......................................       500,000        467,500
                    Dominion Textile USA, Inc. 8.88% 2003.................................       150,000        150,375
                    Dominion Textile USA, Inc. 9.25% 2006.................................        50,000         50,812
                    EnviroSource, Inc. 9.75% 2003.........................................       150,000        141,188
                    Essex Group, Inc. 10.00% 2003.........................................       500,000        512,500
                    Exide Corp. 10.75% 2002...............................................        50,000         52,250
                    Graphic Controls Corp. 12.00% 2005(2).................................       225,000        249,187
                    Great Lakes Carbon Corp. 10.00% 2006..................................       500,000        530,000
                    Hayes Wheels International, Inc. 11.00% 2006..........................       135,000        147,319
                    Interlake Corp. 12.13% 2002...........................................       250,000        258,750
                    Johnstown America Industries, Inc. 11.75% 2005(2).....................       380,000        362,900
                    K & F Industries, Inc. 10.38% 2004....................................       350,000        369,250
                    K & F Industries, Inc. 11.88% 2003....................................       150,000        161,625
                    Lear Seating Corp. 8.25% 2002.........................................       250,000        251,875
                    Mettler Toledo, Inc. 9.75% 2006.......................................        95,000         99,750
                    Specialty Equipment Cos., Inc. 11.38% 2003............................       250,000        273,125
                    UCAR Global Enterprises, Inc. 12.00% 2005.............................       200,000        230,500
                    Walbro Corp. 9.88% 2005...............................................       500,000        515,000
                                                                                                            ------------
                                                                                                              7,600,512
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 3.2%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................       250,000        271,250
                    Digital Equipment Corp. 7.75% 2023....................................       250,000        214,413
                    Jacor Communications Co. 9.75% 2006...................................       430,000        438,600
                    Unisys Corp. 12.00% 2003..............................................       500,000        532,500
                                                                                                            ------------
                                                                                                              1,456,763
                                                                                                            ------------
                    METALS & MINERALS -- 9.6%
                    A.K. Steel Corp. 9.13% 2006*..........................................       260,000        267,150
                    A.K. Steel Corp. 10.75% 2004..........................................       350,000        382,375
                    Armco, Inc. 9.38% 2000................................................       750,000        753,750
                    Bethlehem Steel Corp. 10.38% 2003.....................................       500,000        528,750
                    Northwestern Steel & Wire Co. 9.50% 2001..............................       500,000        490,000
                    NS Group, Inc. 13.50% 2003............................................       500,000        511,250
                    S.D. Warren Co. 12.00% 2004...........................................       400,000        432,000
                    Weirton Steel Corp. 10.88% 1999.......................................       300,000        312,000
                    Weirton Steel Corp. 11.38% 2004.......................................       350,000        355,250
                    Wheeling Pittsburgh Corp. 9.38% 2003..................................       350,000        346,500
                                                                                                            ------------
                                                                                                              4,379,025
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Republic of Argentina 8.38% 2003......................................       250,000        237,500
                    Republic of Argentina 11.00% 2006.....................................       100,000        104,125
                    Republic of Brazil 6.00% 2013.........................................       250,000        179,297
                                                                                                            ------------
                                                                                                                520,922
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    PAPER PRODUCTS -- 6.5%
                    Container Corp. of America 9.75% 2003.................................   $   500,000    $   525,000
                    Container Corp. of America 11.25% 2004................................       450,000        488,250
                    Domtar, Inc. 8.75% 2006...............................................        50,000         52,875
                    Fort Howard Corp. 9.25% 2001..........................................       750,000        781,875
                    Grupo International Durango SA de CV 12.63% 2003......................       115,000        124,775
                    Rainy River Forest Products, Inc. 10.75% 2001.........................       250,000        269,375
                    Repap New Brunswick, Inc. 9.88% 2000..................................       210,000        214,200
                    Silgan Corp. 11.75% 2002..............................................       150,000        159,750
                    Silgan Holdings, Inc. 13.25% 2002.....................................        69,000         69,431
                    Stone Container Corp. 11.88% 1998.....................................       250,000        263,438
                                                                                                            ------------
                                                                                                              2,948,969
                                                                                                            ------------
                    RETAIL -- 1.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*.......................       500,000        525,000
                                                                                                            ------------
                    SERVICES -- 1.9%
                    Muzak L.P. 10.00% 2003................................................       500,000        514,375
                    Penda Corp. 10.75% 2004...............................................       375,000        363,281
                                                                                                            ------------
                                                                                                                877,656
                                                                                                            ------------
                    UTILITIES -- 4.1%
                    Cabot Safety Acquisition Corp. 12.50% 2005............................       350,000        388,500
                    El Paso Electric Co. 8.90% 2006.......................................       500,000        521,320
                    First PV Funding Corp. 10.15% 2016....................................       164,000        174,250
                    Telefonica de Argentina SA 11.88% 2004................................       250,000        276,250
                    Texas-New Mexico Power Co. 10.75% 2003................................       500,000        536,250
                                                                                                            ------------
                                                                                                              1,896,570
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $40,749,545)................................                   42,442,496
                                                                                                            ------------

                    COMMON STOCK -- 0.1%                                                       SHARES
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 0.1%
                    Triangle Wire And Cable, Inc.+(2)(4) (cost $330,000)..................        31,667         31,667
                                                                                                            ------------
                                           PREFERRED STOCK -- 2.1%
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.4%
                    Benedek Communications Corp.(2).......................................         2,000        197,000
                                                                                                            ------------
                    FINANCE -- 1.5%
                    California Federal Bank Los Angeles 10.63%............................         2,500        275,000
                    Chevy Chase Preferred Capital Corp., Series A 10.38%..................         8,285        431,856
                                                                                                            ------------
                                                                                                                706,856
                                                                                                            ------------
                    PAPER PRODUCTS -- 0.2%
                    Silgan Holdings, Inc. 13.25%*.........................................            74         79,055
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $932,452).................................                      982,911
                                                                                                            ------------

---------------------

                    WARRANTS -- 0.0%+                                                          SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.0%
                    Benedek Communications Corp. 7/01/07(2) (cost $13,800)................         2,000    $     6,000
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $42,025,797)........................                   43,463,074
                                                                                                            ------------
                                                                                              PRINCIPAL
                    REPURCHASE AGREEMENTS -- 2.6%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)...........   $   433,000        433,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)...........       740,000        740,000
                                                                                                            ------------
                    TOTAL REPURCHASE AGREEMENTS (cost $1,173,000).........................                    1,173,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $43,198,797)                                              97.7%                   44,636,074
                    Other assets less liabilities --                                   2.3                     1,050,646
                                                                                    ------                  ------------
                    NET ASSETS --                                                    100.0%                   $45,686,720
                                                                                    ======                  =============

              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) At December 31, 1996 the Portfolio held restricted securities amounting to 0.1% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security:

                                                                                                        VALUATION
                                                          DATE OF                          UNIT           AS OF
                               DESCRIPTION              ACQUISITION       SHARES           COST         12/31/96
                    ---------------------------------------------------------------------------------------------

                    Triangle Wire and Cable, Inc.         3/21/94            10,556     $ 10.716654       $1.00
                    Triangle Wire and Cable, Inc.         3/24/94            21,111       10.273080        1.00
                                                                        -----------
                                                                             31,667
                                                                             ======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                                                                               PRINCIPAL
                                            BONDS & NOTES -- 97.2%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 7.1%
                    American General Corp. 9.70% 1998......................................   $  250,000    $   259,350
                    International Lease Finance Corp. 7.50% 1999...........................      250,000        255,680
                    United Virginia Bankshares, Inc. 8.63% 1998............................      200,000        205,480
                                                                                                            ------------
                                                                                                                720,510
                                                                                                            ------------
                    SUPRANATIONALS -- 5.0%
                    International Bank For Reconstruction & Development zero coupon 1998...      550,000        507,101
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 77.9%
                    Federal Judiciary Office Building zero coupon 1998.....................    1,000,000        910,470
                    Federal National Mortgage Association zero coupon 1998.................    2,000,000      1,817,838
                    Government Trust Certificates Series 3D zero coupon 1998...............    1,000,000        897,500
                    Government Trust Certificates Series T zero coupon 1998................    2,600,000      2,333,500
                    Tennessee Valley Authority zero coupon 1998............................    1,000,000        888,320
                    Treasury Investment Growth Receipts zero coupon 1998...................      500,000        449,160
                    United States Treasury Note Strip Prior zero coupon 1998...............      700,000        628,145
                                                                                                            ------------
                                                                                                              7,924,933
                                                                                                            ------------
                    UTILITIES -- 7.2%
                    Michigan Bell Telephone Co. 9.25% 1998.................................      300,000        315,894
                    Quebec Hydroelectric 9.55% 1998........................................      100,000        102,898
                    Virginia Electric & Power Co. 9.38% 1998...............................      300,000        312,306
                                                                                                            ------------
                                                                                                                731,098
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $9,617,629)..........................                   9,883,642
                                                                                                            ------------

                                         REPURCHASE AGREEMENTS -- 2.8%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)............      128,000        128,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)............      155,000        155,000
                                                                                                            ------------
                    TOTAL REPURCHASE AGREEMENTS (cost $283,000)............................                     283,000
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $9,900,629)                            100.0%                  10,166,642
                    Other assets less liabilities --                                    0.0                        4,899
                                                                                     ------                 ------------
                    NET ASSETS --                                                     100.0%                  $10,171,541
                                                                                     ======                 =============

              -----------------------------

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 87.0%                               SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 5.4%
                    Retail -- 5.4%
                    May Department Stores Co. ...........................................        13,000        $    607,750
                    Mercantile Stores Co., Inc. .........................................         7,200             355,500
                    Saks Holdings, Inc.+.................................................        13,000             351,000
                    Wal-Mart Stores, Inc. ...............................................        22,000             503,250
                                                                                                                  ---------
                                                                                                                  1,817,500
                                                                                                                  ---------
                    CONSUMER STAPLES -- 10.8%
                    Food, Beverage & Tobacco -- 2.6%
                    PepsiCo, Inc. .......................................................        12,000             351,000
                    Sara Lee Corp. ......................................................        14,000             521,500

                    Household Products -- 8.2%
                    Colgate-Palmolive Co. ...............................................         4,000             369,000
                    Gillette Co. ........................................................         7,000             544,250
                    Kimberly-Clark Corp. ................................................         7,000             666,750
                    Procter & Gamble Co. ................................................         7,000             752,500
                    Revlon, Inc., Class A+...............................................        14,000             418,250
                                                                                                                  ---------
                                                                                                                  3,623,250
                                                                                                                  ---------
                    ENERGY -- 8.9%
                    Energy Services -- 2.6%
                    Fluor Corp. .........................................................         6,000             376,500
                    Schlumberger Ltd. ...................................................         5,000             499,375

                    Energy Sources -- 6.3%
                    Amoco Corp. .........................................................         6,000             483,000
                    Exxon Corp. .........................................................         6,000             588,000
                    Royal Dutch Petroleum Co., NY Registry Shares .......................         3,500             597,625
                    Union Pacific Resources Group, Inc. .................................        14,234             416,345
                                                                                                                  ---------
                                                                                                                  2,960,845
                                                                                                                  ---------
                    FINANCE -- 14.0%
                    Banks -- 6.1%
                    Citicorp.............................................................         5,000             515,000
                    First Bank System, Inc. .............................................         7,000             477,750
                    First Union Corp. ...................................................         9,000             666,000
                    Wachovia Corp. ......................................................         7,000             395,500

                    Financial Services -- 1.9%
                    American Express Co. ................................................        11,000             621,500

                    Insurance -- 6.0%
                    ACE Ltd. ............................................................        10,000             601,250
                    Allstate Corp. ......................................................        11,000             636,625
                    American International Group, Inc. ..................................         7,000             757,750
                                                                                                                  ---------
                                                                                                                  4,671,375
                                                                                                                  ---------

                                                           ---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 12.6%
                    Drugs -- 11.1%
                    American Home Products Corp. ........................................        10,000        $    586,250
                    Bristol-Myers Squibb Co. ............................................         6,000             652,500
                    Pfizer, Inc. ........................................................         7,000             580,125
                    Pharmacia & Upjohn, Inc. ............................................        14,000             554,750
                    Warner-Lambert Co. ..................................................        10,000             750,000
                    Zeneca Group PLC ADR.................................................         7,000             588,000

                    Medical Products -- 1.5%
                    Abbott Laboratories..................................................        10,000             507,500
                                                                                                                  ---------
                                                                                                                  4,219,125
                                                                                                                  ---------
                    INDUSTRIAL & COMMERCIAL -- 8.2%
                    Aerospace & Military Technology -- 3.5%
                    Boeing Co. ..........................................................         7,000             744,625
                    United Technologies Corp. ...........................................         6,400             422,400

                    Electrical Equipment -- 3.8%
                    AMP, Inc. ...........................................................        10,000             383,750
                    General Electric Co. ................................................         9,000             889,875

                    Transportation -- 0.9%
                    Union Pacific Corp. .................................................         5,000             300,625
                                                                                                                  ---------
                                                                                                                  2,741,275
                                                                                                                  ---------
                    INFORMATION & ENTERTAINMENT -- 5.3%
                    Broadcasting & Media -- 3.5%
                    Gannett Co., Inc. ...................................................         9,000             673,875
                    Viacom, Inc., Class B+...............................................        15,000             523,125

                    Leisure & Tourism -- 1.8%
                    McDonald's Corp. ....................................................        13,000             588,250
                                                                                                                  ---------
                                                                                                                  1,785,250
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 10.1%
                    Communication Equipment -- 3.0%
                    Cisco Systems, Inc.+.................................................         7,000             445,375
                    Motorola, Inc. ......................................................         9,000             552,375

                    Computers & Business Equipment -- 3.8%
                    International Business Machines Corp. ...............................         5,700             860,700
                    Xerox Corp. .........................................................         8,000             421,000

                    Software -- 3.3%
                    Computer Sciences Corp.+.............................................         6,000             492,750
                    Electronic Data Systems Corp. .......................................        14,078             608,873
                                                                                                                  ---------
                                                                                                                  3,381,073
                                                                                                                  ---------
                    MATERIALS -- 6.1%
                    Chemicals -- 4.5%
                    Air Products & Chemicals, Inc. ......................................         9,000             622,125
                    Dow Chemical Co. ....................................................         4,000             313,500
                    du Pont (E.I.) de Nemours & Co. .....................................         6,000             566,250

                    Metals & Minerals -- 1.6%
                    Phelps Dodge Corp. ..................................................         8,000             540,000
                                                                                                                  ---------
                                                                                                                  2,041,875
                                                                                                                  ---------

---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    UTILITIES -- 5.6%
                    Electric Utilities -- 2.9%
                    Central & South West Corp. ..........................................        13,000        $    333,125
                    Pacific Gas & Electric Co. ..........................................        15,000             315,000
                    Texas Utilities Co. .................................................         7,500             305,625

                    Telephone -- 2.7%
                    AT&T Corp. ..........................................................        11,000             478,500
                    SBC Communications, Inc. ............................................         8,500             439,875
                                                                                                                  ---------
                                                                                                                  1,872,125
                                                                                                                  ---------
                    TOTAL COMMON STOCK (cost $25,357,675)................................                        29,113,693
                                                                                                                  ---------

                                     CONVERTIBLE PREFERRED STOCK -- 5.8%
                    --------------------------------------------------------------------------------------------------------
                    ENERGY -- 1.1%
                    Energy Sources -- 1.1%
                    Unocal Capital Trust 6.25%...........................................         6,696             379,998
                                                                                                                  ---------
                    FINANCE -- 2.2%
                    Insurance -- 2.2%
                    Jefferson Pilot Corp. 7.25%..........................................         8,000             728,000
                                                                                                                  ---------
                    INFORMATION & ENTERTAINMENT -- 0.9%
                    Broadcasting & Media -- 0.9%
                    Cablevision Systems Corp., Series I 8.50%............................        15,000             307,500
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Software -- 0.4%
                    Microsoft Corp., Series A $2.20......................................         1,600             128,200
                                                                                                                  ---------
                    MATERIALS -- 1.2%
                    Forest Products -- 1.2%
                    International Paper Capital Trust 5.25%..............................         8,500             389,937
                                                                                                                  ---------
                    TOTAL CONVERTIBLE PREFERRED STOCK (cost $1,810,191)..................                         1,933,635
                                                                                                                  ---------

                                                                                              PRINCIPAL
                                          CONVERTIBLE BONDS -- 5.1%                             AMOUNT
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.2%
                    Retail -- 1.2%
                    Home Depot, Inc. 3.25% 2001..........................................      $400,000             390,000
                                                                                                                  ---------
                    FINANCE -- 2.3%
                    Financial Services -- 2.3%
                    First Financial Management Corp. 5.00% 1999..........................       450,000             775,688
                                                                                                                  ---------

                                                           ---------------------

                                                                                              PRINCIPAL
                                        CONVERTIBLE BONDS (continued)                           AMOUNT            VALUE
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 1.6%
                    Health Services -- 1.6%
                    Tenet Healthcare Corp. 6.00% 2005....................................      $500,000        $    532,500
                                                                                                                  ---------
                    TOTAL CONVERTIBLE BONDS (cost $1,565,100)............................                         1,698,188
                                                                                                                  ---------
                    TOTAL INVESTMENT SECURITIES (cost $28,732,966).......................                        32,745,516
                                                                                                                  ---------

                                        REPURCHASE AGREEMENTS -- 3.1%
                    --------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)..........       399,000             399,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)..........       640,000             640,000
                                                                                                                  ---------
                    TOTAL REPURCHASE AGREEMENTS (cost $1,039,000)........................                         1,039,000
                                                                                                                  ---------
                    TOTAL INVESTMENTS -- (cost $29,771,966)                         101.0%                       33,784,516
                    Liabilities in excess of other assets --                         (1.0)                         (319,243)
                                                                                   ------                         ---------
                    NET ASSETS --                                                   100.0%                     $ 33,465,273
                                                                                   ======                         =========

              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                             COMMON STOCK -- 88.1%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.5%
                    YPF Sociedad Anonima ADR (Energy)@.....................................       10,000    $   252,500
                                                                                                            -----------
                    AUSTRALIA -- 3.5%
                    Amcor Ltd. (Materials).................................................       63,964        411,310
                    Boral Ltd. (Materials).................................................       42,271        120,285
                    Broken Hill Proprietary Ltd. (Materials)...............................       37,178        529,552
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................      108,471        134,500
                    Pioneer International Ltd. (Materials)+................................       90,000        268,262
                    Qantas Airways Ltd. ADR (Information & Entertainment)*@................       13,600        226,838
                                                                                                            -----------
                                                                                                              1,690,747
                                                                                                            -----------
                    AUSTRIA -- 0.8%
                    OMV AG (Energy)........................................................        3,500        394,653
                                                                                                            -----------
                    BELGIUM -- 0.8%
                    Credit Dexia/Communal Holding (Finance)+*..............................        4,100        374,108
                                                                                                            -----------
                    BRAZIL -- 0.3%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities).........        9,000        161,102
                                                                                                            -----------
                    CANADA -- 1.8%
                    Canadian Pacific Ltd. ADR (Industrial & Commercial)+...................       25,000        658,183
                    Canwest Global Communications (Information Technology).................       21,300        218,325
                                                                                                            -----------
                                                                                                                876,508
                                                                                                            -----------
                    CHILE -- 0.8%
                    Enersis SA ADR (Utilities).............................................       13,000        360,750
                                                                                                            -----------
                    DENMARK -- 2.5%
                    Tele Danmark A/S, Class B ADR (Utilities)@.............................       15,400        419,650
                    Unidanmark A/S (Finance)...............................................       15,500        802,523
                                                                                                            -----------
                                                                                                              1,222,173
                                                                                                            -----------
                    FINLAND -- 2.8%
                    Kesko (Consumer Discretionary).........................................          100          1,411
                    Merita Ltd. (Finance)+.................................................       78,600        244,343
                    Metsa Serla Oy (Materials).............................................       47,500        356,250
                    Nokia Corp., Class A ADR (Information Technology)......................        8,500        489,813
                    Rauma Oy (Industrial & Commercial).....................................       12,000        253,043
                                                                                                            -----------
                                                                                                              1,344,860
                                                                                                            -----------
                    FRANCE -- 7.8%
                    Accor SA (Information & Entertainment).................................        2,772        351,008
                    Assurance General de France (Finance)+*................................        6,500        209,839
                    Banque Nationale de Paris (Finance)....................................       16,000        619,216
                    Cie de St. Gobain (Materials)..........................................        2,097        296,656
                    Credit Commerce France (Finance).......................................        2,000         92,512
                    Elf Aquitaine SA (Energy)..............................................        5,000        455,141

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Havas SA (Information & Entertainment).................................        4,089    $   286,864
                    Peugeot SA (Consumer Discretionary)....................................          500         56,278
                    Remy Cointreau SA (Consumer Staples)...................................        6,000        169,991
                    Rhone-Poulenc SA (Healthcare)..........................................       15,830        539,718
                    Societe Generale (Finance).............................................        3,846        415,844
                    Total SA, Series B (Energy)............................................        2,956        240,423
                                                                                                            -----------
                                                                                                              3,733,490
                                                                                                            -----------
                    GERMANY -- 3.8%
                    Daimler-Benz AG (Consumer Discretionary)...............................       11,500        792,176
                    Degussa AG (Materials).................................................          700        316,838
                    Karstadt AG (Consumer Discretionary)...................................        1,100        371,718
                    Mannesmann AG (Industrial & Commercial)................................          800        346,763
                                                                                                            -----------
                                                                                                              1,827,495
                                                                                                            -----------
                    HONG KONG -- 3.6%
                    CITIC Pacific Ltd. (Consumer Discretionary)............................       35,000        203,181
                    Hutchison Whampoa Ltd. (Real Estate)...................................       60,000        471,265
                    Sun Hung Kai Properties Ltd. (Real Estate).............................       43,000        526,763
                    Swire Pacific Ltd., Class A (Real Estate)..............................       55,000        524,436
                                                                                                            -----------
                                                                                                              1,725,645
                                                                                                            -----------
                    INDIA -- 0.4%
                    State Bank India GDR (Finance)*@.......................................       11,500        199,755
                                                                                                            -----------
                    INDONESIA -- 1.0%
                    PT Bank Negara Indonesia (Finance)+*...................................      249,500        132,038
                    PT Indonesian Satellite Corp. ADR (Utilities)+*........................        4,000        109,500
                    PT Jaya Real Property alien (Real Estate)..............................      154,000        215,157
                                                                                                            -----------
                                                                                                                456,695
                                                                                                            -----------
                    IRELAND -- 0.8%
                    Allied Irish Banks (Finance)...........................................       21,008        141,085
                    Jefferson Smurfit Group (Paper Products)+..............................       80,000        230,941
                                                                                                            -----------
                                                                                                                372,026
                                                                                                            -----------
                    ITALY -- 3.1%
                    Arnaldo Mondadori Edit (Information & Entertainment)...................       40,000        325,643
                    Banca Commerciale Italiana SpA (Finance)...............................      111,200        202,315
                    Fiat SpA (Consumer Discretionary)......................................      100,000        302,571
                    STET (Utilities).......................................................      144,000        654,977
                                                                                                            -----------
                                                                                                              1,485,506
                                                                                                            -----------
                    JAPAN -- 18.8%
                    77th Bank (Finance)....................................................       20,000        164,062
                    Asahi Organic Chemical (Industrial & Commercial).......................       19,000        112,054
                    Canon Sales Co., Inc. (Industrial & Commercial)........................        5,500        122,528
                    Chudenko Corp. (Industrial & Commercial)...............................        6,000        173,042
                    Chugai Pharmaceutical Co., Ltd. (Healthcare)...........................       22,000        184,267
                    Cosel Co. Ltd. (Industrial & Commercial)...............................        3,000         46,887
                    Dai Nippon Printing Co., Ltd. (Information & Entertainment)............       30,000        525,861
                    Danto Corp. (Materials)................................................        6,000         58,544
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............        9,000        238,580
                    JGC Corp. (Industrial & Commercial)....................................       33,000        247,621
                    Kyudenko Corp. (Industrial & Commercial)...............................       15,000        155,427
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................        6,000        302,047
                    Maruichi Steel Tube (Energy)...........................................       19,000        328,124
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+.....       32,000        522,235
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial).............       55,000        436,923
                    Murata Manufacturing Co. (Information Technology)......................       12,000        398,929

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    NGK Spark Plug Co. Ltd. (Industrial & Commercial)......................       40,000    $   438,650
                    Nippon Express Co. Ltd. (Industrial & Commercial)......................       25,000        171,401
                    Nippon Television Network (Information & Entertainment)................        1,760        531,906
                    Nomura Securities International, Inc. (Finance)........................       23,000        345,566
                    Onward Kashiyama (Consumer Discretionary)..............................       40,000        562,991
                    Sakura Bank Ltd. (Finance).............................................       33,000        235,938
                    Sanwa Bank Ltd. (Finance)..............................................       14,000        191,003
                    Sony Corp. (Information & Entertainment)...............................        4,000        262,154
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)..................       47,000        296,261
                    Sumitomo Trust & Banking Co., Ltd. (Finance)...........................        7,000         70,115
                    Toda Construction Co. (Industrial & Commercial)........................       32,000        243,157
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)......................       26,000        244,711
                    Toyo Ink Manufacturing Co. (Materials).................................       75,000        307,616
                    Toyota Motor Corp. (Consumer Discretionary)............................       14,000        402,556
                    World Co., Ltd. (Consumer Discretionary)...............................        7,900        327,433
                    Yamato Kogyo Co. (Materials)...........................................       42,000        388,049
                    Yamazaki Baking Co. (Consumer Staples).................................        1,000         15,974
                                                                                                            -----------
                                                                                                              9,052,612
                                                                                                            -----------
                    MALAYSIA -- 1.6%
                    Land & General Bhd (Real Estate).......................................       70,000        167,689
                    Resorts World Bhd (Information & Entertainment)........................       43,000        195,803
                    Sime Darby Bhd (Industrial & Commercial)...............................       98,000        386,102
                                                                                                            -----------
                                                                                                                749,594
                                                                                                            -----------
                    MEXICO -- 1.5%
                    Cemex SA de CV (Materials).............................................       50,000        180,069
                    Fomento Economico Mexicano SA de CV (Consumer Staples).................       60,000        205,793
                    Grupo Carso SA de CV (Consumer Staples)................................       25,000        132,431
                    Grupo Financiero Bancomer SA de CV, Series B (Finance).................      350,000        140,053
                    Transportacion Maritima Mexicana SA de CV ADR
                      (Industrial & Commercial)............................................       17,100         79,087
                                                                                                            -----------
                                                                                                                737,433
                                                                                                            -----------
                    NETHERLANDS -- 2.7%
                    Internationale Nederladen Groep NV (Finance)...........................       14,765        531,934
                    KLM Royal Dutch Air Lines NV (Information & Entertainment).............       12,428        349,841
                    PolyGram NV (Information & Entertainment)..............................        8,000        407,761
                                                                                                            -----------
                                                                                                              1,289,536
                                                                                                            -----------
                    NEW ZEALAND -- 1.1%
                    Air New Zealand Ltd. (Information & Entertainment).....................       70,561        191,555
                    Carter Holt Harvey Ltd. (Materials)....................................      139,000        315,440
                                                                                                            -----------
                                                                                                                506,995
                                                                                                            -----------
                    NORWAY -- 1.4%
                    Fokus Bank ASA (Finance)...............................................       20,000        136,270
                    Nycomed ASA (Healthcare)+..............................................       20,000        302,649
                    Saga Petroleum (Energy)................................................       15,000        247,940
                                                                                                            -----------
                                                                                                                686,859
                                                                                                            -----------
                    PHILIPPINES -- 0.4%
                    Philipino Telephone Corp. (Utilities)..................................      100,000         84,601
                    Philippine Long Distance Telephone Co. ADR (Utilities).................        2,000        102,000
                                                                                                            -----------
                                                                                                                186,601
                                                                                                            -----------
                    PORTUGAL -- 0.1%
                    Telecel -- Comunicacoes Pessoais SA (Information Technology)+*.........          500         31,925
                                                                                                            -----------

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 3.4%
                    Development Bank of Singapore alien (Finance)..........................       41,250    $   557,153
                    Far East Levingston Shipbuilding Ltd. (Energy).........................       66,000        344,315
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       46,000        358,322
                    Straits Steamship Land Ltd. (Real Estate)..............................       50,000        160,080
                    United Overseas Bank Ltd. alien (Finance)..............................       20,000        222,969
                                                                                                            -----------
                                                                                                              1,642,839
                                                                                                            -----------
                    SOUTH KOREA -- 1.7%
                    Chosun Brewery Co., Ltd. (Consumer Staples)............................        3,020         83,372
                    Commerce Bank Korea (Finance)..........................................        6,100         39,849
                    Daewoo Securities Co., Ltd. (Finance)..................................        5,814         74,997
                    Hanil Bank (Finance)...................................................       13,000         89,231
                    Hanwha Chemical (Materials)............................................        7,000         54,260
                    Korea Electric Power Corp. (Utilities).................................        2,000         58,225
                    Korean Air Lines (Industrial & Commercial).............................        9,770        160,829
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)@.........................        5,000        101,250
                    Samsung Fire & Marine Insurance (Finance)+.............................          130         53,415
                    Shinsegae Department Street (Consumer Discretionary)...................        2,000         83,077
                                                                                                            -----------
                                                                                                                798,505
                                                                                                            -----------
                    SPAIN -- 2.5%
                    Acerinox SA (Materials)................................................        2,250        325,130
                    Empresa Nacional de Electricidad ADR (Utilities).......................        4,500        315,000
                    Empresa Nacional de Electricidad SA (Utilities)........................        4,000        284,691
                    Telefonica de Espana SA (Utilities)....................................       12,000        278,683
                                                                                                            -----------
                                                                                                              1,203,504
                                                                                                            -----------
                    SWEDEN -- 1.3%
                    BT Industries AB (Industrial & Commercial).............................        7,200        134,078
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................       12,000        491,796
                                                                                                            -----------
                                                                                                                625,874
                                                                                                            -----------
                    SWITZERLAND -- 2.4%
                    Nestle SA (Consumer Staples)...........................................          420        450,908
                    Richemont Cie Finance (Consumer Staples)...............................          200        280,911
                    Sulzer AG (Healthcare).................................................          780        417,243
                                                                                                            -----------
                                                                                                              1,149,062
                                                                                                            -----------
                    THAILAND -- 0.8%
                    Bangkok Metropolitan Bank PCL alien (Finance)..........................      238,227         90,104
                    Land & Houses PCL alien (Real Estate)..................................        9,200         67,082
                    Siam City Cement PCL alien (Materials).................................       18,000         94,050
                    Siam Commercial Bank PCL alien (Finance)...............................       20,000        145,052
                                                                                                            -----------
                                                                                                                396,288
                                                                                                            -----------
                    UNITED KINGDOM -- 13.8%
                    Associated British Foods PLC (Consumer Staples)........................       40,000        330,992
                    BOC Group PLC (Industrial & Commercial)................................       21,000        314,442
                    Boots Co. PLC (Consumer Discretionary).................................       45,000        464,108
                    British Gas PLC (Utilities)............................................      140,000        537,262
                    British Telecommunications PLC (Utilities).............................       62,000        419,565
                    BTR PLC (Industrial & Commercial)......................................      110,000        537,091
                    Cookson Group PLC (Information Technology).............................       60,000        243,618
                    De La Rue PLC (Information Technology).................................       20,000        197,019
                    National Grid Group PLC (Utilities)....................................      130,000        434,299
                    Northern Foods PLC (Consumer Staples)..................................       68,000        235,327
                    PowerGen PLC (Utilities)...............................................       41,013        401,909
                    Rank Group PLC (Information & Entertainment)...........................       50,000        375,193
                    Reckitt & Colman PLC (Consumer Staples)................................       38,950        482,454
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       54,181        413,528
                    Royal Bank of Scotland Group PLC (Finance).............................       40,000        385,129

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Sainsbury (J.) PLC (Consumer Discretionary)............................       81,829    $   542,536
                    Sun Life & Provincial Holdings PLC (Finance)+*.........................       70,000        311,804
                                                                                                            -----------
                                                                                                              6,626,276
                                                                                                            -----------
                    VENEZUELA -- 0.3%
                    Compania Anon Nacional Tele De Venezuela ADR (Utilities)...............        4,800        135,000
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $39,771,403)..................................                  42,296,916
                                                                                                            -----------

                                            PREFERRED STOCK -- 1.5%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.6%
                    Centrais Electricas Brasileiras SA-Electrobras, Series B (Utilities)...      350,000        130,016
                    Petroleo Brasileiros SA (Energy).......................................      990,000        157,680
                                                                                                            -----------
                                                                                                                287,696
                                                                                                            -----------
                    GERMANY -- 0.6%
                    Hornbach Holding AG (Consumer Discretionary)...........................        4,000        285,937
                                                                                                            -----------
                    VENEZUELA -- 0.3%
                    Quilmes Industrial Quinsa Societe (Consumer Staples)@..................       14,300        130,488
                                                                                                            -----------
                    TOTAL PREFERRED STOCK (cost $656,644)..................................                     704,121
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $40,428,047).........................                  43,001,037
                                                                                                            -----------

                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 1.0%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 4.85% due 3/20/97 @ (cost $494,746).......   $  500,000        494,746
                                                                                                            -----------

                                         REPURCHASE AGREEMENTS -- 9.6%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston @ (Note 3)..........    1,541,000      1,541,000
                    Joint Repurchase Agreement Account -- Lehman Bros. @ (Note 3)..........    3,080,000      3,080,000
                                                                                                            -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $4,621,000)..........................                   4,621,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $45,543,793)                                100.2%                               48,116,783
                    Liabilities in excess of other assets --             (0.2)                                  (81,094)
                                                                        ------                              -----------
                    NET ASSETS --                                       100.0%                              $48,035,689
                                                                        ======                              ===========

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              GDR - Global Depositary Receipts
              @ The security or a portion thereof represents collateral for the following open futures contracts:

                                                           ---------------------

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------

                                                                                                                    UNREALIZED
                    NUMBER OF                                 EXPIRATION       VALUE AT        VALUE AS OF        APPRECIATION/
                    CONTRACTS          DESCRIPTION               DATE         TRADE DATE    DECEMBER 31, 1996      DEPRECIATION
                    -------------------------------------------------------------------------------------------------------------
                    24 Short     All ordinaries share       March 1997        $1,113,576       $ 1,167,144           $(53,568)
                                 price Stock Index
                                 Future-Sydney Futures
                                 Exchange
                    10 Long      Deutsche Terminboerse-     March 1997         1,842,930         1,884,692             41,762
                                 Dax Stock Index Future
                     2 Short     Hang Seng Index Future-    March 1997           167,368           174,013             (6,645)
                                 Hong Kong Futures
                                 Exchange
                    80 Long      IBEX 35 Future-Mercado     January 1997         290,791           316,346             25,555
                                 de Opciones y Futures
                                 Financieras
                    10 Short     Marche A Terme             March 1997           861,304           896,553            (35,249)
                                 International de France-
                                 CAC 40 Stock Index
                                 Future
                     3 Long      Mercato Italiano Future-   March 1997           310,148           315,820              5,672
                                 MIB 30 Stock Index
                                 Future
                    17 Long      Stockholm Exchange-OMS     January 1997         447,346           468,073             20,727
                                 Stock Index Future
                     2 Long      Tokyo Stock Exchange-      March 1997           266,979           253,625            (13,354)
                                 Topix Future
                     8 Long      Toronto 35 Index Future-   March 1997           875,533           918,654             43,121
                                 Toronto Futures Exchange
                                                                                                                 ----------------
                                 Net Unrealized Appreciation.................................................        $ 28,021
                                                                                                                 ==============

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                    ------------------------------------------------------------------------------------------------------------

                        CONTRACT                  IN              DELIVERY     GROSS UNREALIZED
                       TO DELIVER            EXCHANGE FOR           DATE         APPRECIATION
                    ---------------------------------------------------------------------------
                    AUD    1,404,000      USD       1,115,338      3/31/97         $    443
                    USD    1,005,052      DEM      1,556,273       3/20/97           11,550
                    USD      741,633      DEM      1,139,000       3/21/97            2,444
                    USD      297,519      ESP      38,734,000      1/17/97              704
                    USD      237,757      FRF        1,243,042     3/27/97            3,033
                    USD      282,515      ITL      432,813,600     3/21/97            1,732
                    USD      223,925      SEK       1,537,870      1/24/97            1,802
                                                                               ----------------
                                                                                     21,708
                                                                               ----------------

                                                                               GROSS UNREALIZED
                                                                                 DEPRECIATION
                    ---------------------------------------------------------------------------
                    USD      896,435      CAD      1,217,000       3/20/97        $   (3,140)
                    FRF     4,418,000     USD        851,285       3/27/97            (4,529)
                    USD      276,122      JPY       31,378,530     3/13/97            (2,394)
                    USD      158,863      SEK       1,082,000      1/24/97               (48)
                                                                               ----------------
                                                                                     (10,111)
                                                                               ----------------
                             Net Unrealized Appreciation..................        $   11,597
                                                                               ==============
                    AUD  -- Australian Dollar
                    CAD  -- Canadian Dollar
                    DEM -- Deutsche Mark
                    ESP  -- Spanish Peseta
                    FRF  -- French Franc
                    ITL  -- Italian Lira
                    JPY  -- Japanese Yen
                    SEK  -- Swedish Krona
                    USD  -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 98.3%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 9.3%
                    Apparel & Textiles -- 0.4%
                    Nine West Group, Inc.+................................................       31,900    $  1,479,362

                    Automotive -- 1.9%
                    Ford Motor Co.........................................................       82,500       2,629,687
                    General Motors Corp., Class H.........................................       40,000       2,250,000
                    Goodyear Tire & Rubber Co.............................................       38,500       1,977,938

                    Housing -- 0.1%
                    Juno Lighting, Inc....................................................       22,200         355,200

                    Retail -- 6.9%
                    Arbor Drugs, Inc......................................................      124,500       2,163,187
                    Barnes & Noble, Inc.+.................................................       75,200       2,030,400
                    Ethan Allen Interiors, Inc............................................       23,000         885,500
                    Gymboree Corp.+.......................................................       27,000         617,625
                    Home Depot, Inc.......................................................       86,000       4,310,750
                    May Department Stores Co..............................................       95,000       4,441,250
                    Office Max, Inc.+.....................................................      121,000       1,285,625
                    Rite Aid Corp.........................................................      100,000       3,975,000
                    Saks Holdings, Inc.+..................................................       79,000       2,133,000
                    Wal-Mart Stores, Inc..................................................      160,000       3,660,000
                                                                                                           -------------
                                                                                                             34,194,524
                                                                                                           -------------
                    CONSUMER STAPLES -- 6.8%
                    Food, Beverage & Tobacco -- 3.5%
                    General Mills, Inc....................................................       45,000       2,851,875
                    PepsiCo, Inc..........................................................       82,500       2,413,125
                    Philip Morris Cos., Inc...............................................       26,000       2,928,250
                    Sara Lee Corp.........................................................      120,600       4,492,350

                    Household Products -- 3.3%
                    Bush Boake Allen, Inc.+...............................................       65,000       1,730,625
                    Kimberly-Clark Corp...................................................       37,800       3,600,450
                    Procter & Gamble Co...................................................       65,000       6,987,500
                                                                                                           -------------
                                                                                                             25,004,175
                                                                                                           -------------
                    ENERGY -- 6.1%
                    Energy Services -- 1.3%
                    Input/Output, Inc.+...................................................       81,100       1,500,350
                    Schlumberger Ltd......................................................       35,000       3,495,625

                    Energy Sources -- 4.8%
                    Amoco Corp............................................................       77,000       6,198,500
                    Barrett Resources Corp.+..............................................       13,000         554,125
                    Chevron Corp..........................................................       75,000       4,875,000
                    Exxon Corp............................................................       38,700       3,792,600
                    Union Pacific Resources Group, Inc....................................       70,418       2,059,727
                                                                                                           -------------
                                                                                                             22,475,927
                                                                                                           -------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 16.4%
                    Banks -- 6.0%
                    Associated Banc Corp..................................................       41,000    $  1,742,500
                    Bancorp Hawaii, Inc...................................................       59,200       2,486,400
                    Citicorp..............................................................       21,000       2,163,000
                    First Commercial Corp.................................................       39,322       1,459,829
                    First Union Corp......................................................       58,000       4,292,000
                    NationsBank Corp......................................................       44,500       4,349,875
                    State Street Boston Corp..............................................       70,000       4,515,000
                    Wilmington Trust Corp.................................................       30,000       1,185,000

                    Financial Services -- 4.3%
                    American Express Co...................................................       90,000       5,085,000
                    Federal National Mortgage Association.................................      200,000       7,450,000
                    Morgan Stanley Group, Inc.............................................       56,000       3,199,000

                    Insurance -- 6.1%
                    ACE Ltd...............................................................       52,000       3,126,500
                    Allstate Corp.........................................................       84,600       4,896,225
                    American International Group, Inc.....................................       52,500       5,683,125
                    Frontier Insurance Group, Inc.........................................       53,000       2,027,250
                    Reinsurance Group America, Inc........................................       24,200       1,140,425
                    Travelers Group, Inc..................................................      120,000       5,445,000
                                                                                                           -------------
                                                                                                             60,246,129
                                                                                                           -------------
                    HEALTHCARE -- 12.1%
                    Drugs -- 6.3%
                    Cognizant Corp........................................................       80,000       2,640,000
                    Merck & Co., Inc......................................................       35,000       2,773,750
                    Pfizer, Inc...........................................................       54,000       4,475,250
                    Pharmacia & Upjohn, Inc...............................................       35,000       1,386,875
                    Rhone-Poulenc Rorer, Inc..............................................       71,000       5,546,875
                    Warner-Lambert Co.....................................................       48,000       3,600,000
                    Zeneca Group PLC ADR..................................................       31,000       2,604,000

                    Health Services -- 3.2%
                    Columbia/HCA Healthcare Corp..........................................       75,000       3,056,250
                    Living Centers of America, Inc.+......................................       50,000       1,387,500
                    Shared Medical Systems, Inc...........................................       49,000       2,413,250
                    Tenet Healthcare Corp.+...............................................      100,000       2,187,500
                    United Healthcare Corp................................................       58,800       2,646,000

                    Medical Products -- 2.6%
                    Abbott Laboratories...................................................       90,000       4,567,500
                    Biomet, Inc...........................................................       85,000       1,285,625
                    Life Technologies, Inc................................................       77,000       1,925,000
                    Nellcor Puritan Bennett, Inc.+........................................       79,000       1,728,125
                                                                                                           -------------
                                                                                                             44,223,500
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 13.1%
                    Aerospace & Military Technology -- 1.8%
                    Boeing Co.............................................................       36,000       3,829,500
                    United Technologies Corp..............................................       44,000       2,904,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Business Services -- 3.6%
                    Avnet, Inc............................................................       23,000    $  1,339,750
                    Computer Sciences Corp.+..............................................       18,000       1,478,250
                    Dames & Moore, Inc....................................................      105,000       1,535,625
                    Foster Wheeler Corp...................................................      100,000       3,712,500
                    G & K Services, Inc...................................................       73,000       2,755,750
                    Metromail Corp.+......................................................      100,000       1,825,000
                    Tetra Tech, Inc.+.....................................................       21,000         414,750

                    Electrical Equipment -- 3.6%
                    General Electric Co...................................................       64,000       6,328,000
                    Hubbell, Inc..........................................................       94,000       4,065,500
                    Littelfuse, Inc.+.....................................................       59,000       2,861,500

                    Machinery -- 2.8%
                    Caterpillar, Inc......................................................       35,000       2,633,750
                    Donaldson Co., Inc....................................................       55,000       1,842,500
                    Minnesota Mining & Manufacturing Co...................................       50,000       4,143,750
                    MSC Industrial Direct, Inc., Class A+.................................       38,000       1,406,000
                    Nordson Corp..........................................................        5,000         318,750

                    Transportation -- 1.3%
                    Air Express International Corp........................................       64,100       2,067,225
                    Union Pacific Corp....................................................       43,000       2,585,375
                                                                                                           -------------
                                                                                                             48,047,475
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 8.1%
                    Broadcasting & Media -- 3.9%
                    Advo, Inc.............................................................      105,000       1,470,000
                    Gannett Co., Inc......................................................       55,000       4,118,125
                    Scholastic Corp.+.....................................................       15,900       1,069,275
                    U.S. West Media Group+................................................       78,000       1,443,000
                    Viacom, Inc., Class B+................................................      171,537       5,982,353

                    Entertainment Products -- 0.7%
                    Harley-Davidson, Inc..................................................       28,000       1,316,000
                    Speedway Motorsports, Inc.+...........................................       65,000       1,365,000

                    Leisure & Tourism -- 3.5%
                    Doubletree Corp.+.....................................................       12,000         540,000
                    Landry's Seafood Restaurants, Inc.+...................................       29,100         622,012
                    McDonald's Corp.......................................................      108,000       4,887,000
                    Mirage Resorts, Inc.+.................................................      115,000       2,486,875
                    Quality Dining, Inc.+.................................................       45,000         804,375
                    Southwest Airlines Co.................................................      155,000       3,429,375
                                                                                                           -------------
                                                                                                             29,533,390
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 15.9%
                    Communication Equipment -- 2.8%
                    Cisco Systems, Inc.+..................................................      100,000       6,362,500
                    Nokia Corp., Class A ADR..............................................       70,000       4,033,750

                    Computers & Business Equipment -- 2.8%
                    Adaptec, Inc.+........................................................       27,600       1,104,000
                    Compaq Computer Corp.+................................................       35,000       2,598,750
                    Hewlett-Packard Co....................................................       99,000       4,974,750
                    International Business Machines Corp..................................       10,000       1,510,000

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 3.1%
                    AMP, Inc..............................................................      100,000    $  3,837,500
                    Dallas Semiconductor Corp.............................................       64,900       1,492,700
                    Intel Corp............................................................       35,000       4,582,813
                    Maxim Integrated Products, Inc.+......................................       32,000       1,384,000
                    Software -- 6.8%
                    American Management Systems, Inc.+....................................       60,000       1,470,000
                    Automatic Data Processing, Inc........................................      112,000       4,802,000
                    BISYS Group, Inc.+....................................................       32,000       1,186,000
                    Cognos, Inc.+.........................................................       39,400       1,108,125
                    DST Systems, Inc.+....................................................       56,000       1,757,000
                    First Data Corp.......................................................       72,000       2,628,000
                    Microsoft Corp.+......................................................       54,000       4,461,750
                    Policy Management Systems Corp.+......................................       52,000       2,398,500
                    Sterling Commerce, Inc.+..............................................       40,000       1,410,000
                    Sterling Software, Inc.+..............................................       61,500       1,944,937
                    Systems & Computer Technology Corp.+..................................       97,000       1,552,000

                    Telecommunications -- 0.4%
                    Lucent Technologies, Inc..............................................       34,167       1,580,224
                                                                                                           -------------
                                                                                                             58,179,299
                                                                                                           -------------
                    MATERIALS -- 7.6%
                    Chemicals -- 3.6%
                    Air Products & Chemicals, Inc.........................................       60,000       4,147,500
                    Dow Chemical Co.......................................................       32,100       2,515,837
                    Engelhard Corp........................................................      149,925       2,867,316
                    Minerals Technologies, Inc............................................       45,000       1,845,000
                    Schulman A., Inc......................................................       75,000       1,837,500

                    Metals & Minerals -- 2.4%
                    Aluminum Co. of America...............................................       44,000       2,805,000
                    Crown, Cork & Seal, Inc...............................................       30,000       1,631,250
                    Phelps Dodge Corp.....................................................       40,400       2,727,000
                    UCAR International, Inc.+.............................................       45,000       1,693,125

                    Paper Products -- 1.6%
                    Bemis Co., Inc........................................................       59,700       2,201,438
                    International Paper Co................................................       92,000       3,714,500
                                                                                                           -------------
                                                                                                             27,985,466
                                                                                                           -------------
                    UTILITIES -- 2.9%
                    Telephone -- 2.9%
                    AT&T Corp.............................................................       90,000       3,727,266
                    Century Telephone Enterprises, Inc....................................       47,500       1,466,562
                    SBC Communications, Inc...............................................      106,000       5,485,500
                                                                                                           -------------
                                                                                                             10,679,328
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $280,752,310).......................                  360,569,213
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENTS -- 1.7%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account -- First Boston (Note 3)...........   $2,724,000    $  2,724,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)...........    3,430,000       3,430,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $6,154,000).........................                    6,154,000
                                                                                                           -------------

                    TOTAL INVESTMENTS --
                      (cost $286,906,310)                             100.0%                                366,723,213
                    Liabilities in excess of other assets --                0.0                                (120,886)
                                            --------------------------                                     -------------
                    NET ASSETS --                                   100.0%                                 $366,602,327
                                                                                                           ==============
                                            ==========================

              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 83.8%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 8.6%
                    Apparel & Textiles -- 1.7%
                    Tommy Hilfiger Corp.+................................................       205,000    $  9,840,000
                    Retail -- 6.9%
                    Barnes & Noble, Inc.+................................................       295,000       7,965,000
                    Bed Bath & Beyond, Inc.+.............................................       300,000       7,275,000
                    Gymboree Corp.+......................................................       255,000       5,833,125
                    Home Depot, Inc......................................................       100,000       5,012,500
                    Mercantile Stores Co., Inc...........................................       160,000       7,900,000
                    Saks Holdings, Inc.+.................................................       190,000       5,130,000
                                                                                                           -------------
                                                                                                             48,955,625
                                                                                                           -------------
                    CONSUMER STAPLES -- 2.3%
                    Household Products -- 2.3%
                    Revlon, Inc., Class A+...............................................       184,800       5,520,900
                    Tupperware Corp......................................................       140,000       7,507,500
                                                                                                           -------------
                                                                                                             13,028,400
                                                                                                           -------------
                    ENERGY -- 7.4%
                    Energy Services -- 4.9%
                    ENSCO International, Inc.+...........................................       198,600       9,632,100
                    Input/Output, Inc.+..................................................       200,000       3,700,000
                    Transocean Offshore, Inc.............................................       233,619      14,630,390
                    Energy Sources -- 2.5%
                    Alberta Energy Ltd...................................................       200,000       4,800,000
                    Unocal Corp..........................................................       115,000       4,671,875
                    Vastar Resources, Inc................................................       118,500       4,503,000
                                                                                                           -------------
                                                                                                             41,937,365
                                                                                                           -------------
                    FINANCE -- 5.9%
                    Financial Services -- 1.2%
                    Imperial Credit Industries, Inc.+....................................       190,000       3,990,000
                    Moneygram Payment Systems, Inc.+.....................................       225,000       2,981,250
                    Insurance -- 4.7%
                    ACE Ltd..............................................................       165,000       9,920,625
                    Allstate Corp........................................................       175,000      10,128,125
                    Transatlantic Holdings, Inc..........................................        80,000       6,440,000
                                                                                                           -------------
                                                                                                             33,460,000
                                                                                                           -------------
                    HEALTHCARE -- 13.8%
                    Drugs -- 6.6%
                    Eisai Co. Ltd........................................................       350,000       6,890,597
                    Genetics Institute, Inc.+............................................        30,000       2,542,500
                    Genzyme Corp.+.......................................................       365,000       7,938,750
                    Immunex Corp.+.......................................................       300,000       5,850,000
                    Rhone-Poulenc Rorer, Inc.............................................       144,000      11,250,000
                    Zeneca Group PLC ADR.................................................       100,000       2,818,228

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Health Services -- 4.4%
                    Beverly Enterprises, Inc.+...........................................       225,000    $  2,868,750
                    GranCare, Inc.+......................................................       130,000       2,323,750
                    IDX Systems Corp.+...................................................       125,000       3,578,125
                    Magellan Health Services, Inc.+......................................       285,000       6,376,875
                    Vencor, Inc.+........................................................       310,000       9,803,750
                    Medical Products -- 2.8%
                    Biomet, Inc..........................................................       300,000       4,537,500
                    Haemonetics Corp.+...................................................       275,000       5,190,625
                    Sulzer AG............................................................        11,500       6,151,662
                                                                                                           -------------
                                                                                                             78,121,112
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 5.6%
                    Aerospace & Military Technology -- 3.6%
                    Gulfstream Aerospace Corp.+..........................................       230,000       5,577,500
                    Northrop Grumman Corp................................................        60,000       4,965,000
                    Precision Castparts Corp.............................................       200,000       9,925,000
                    Electrical Equipment -- 0.6%
                    York International Corp..............................................        60,000       3,352,500
                    Transportation -- 1.4%
                    Pittston Burlington Co...............................................       230,000       4,600,000
                    Werner Enterprises, Inc..............................................       175,000       3,171,875
                                                                                                           -------------
                                                                                                             31,591,875
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 19.1%
                    Broadcasting & Media -- 16.5%
                    American Radio Systems Corp., Class A+...............................       225,000       6,131,250
                    Canwest Global Communications........................................       240,000       2,460,000
                    Central European Media Enterprises Ltd., Class A+....................       170,000       5,397,500
                    Comcast Corp., Class A...............................................        98,452       1,753,676
                    E-Z Communications, Inc., Class A+...................................        55,000       2,014,375
                    Emmis Broadcasting Corp., Class A+...................................        60,000       1,965,000
                    Gaylord Entertainment Co., Class A...................................       325,299       7,441,215
                    International Cabletel, Inc.+........................................       146,666       3,703,317
                    Jacor Communications, Inc.+..........................................       225,000       6,159,375
                    LodgeNet Entertainment Corp.+........................................       200,000       3,550,000
                    Metro Networks, Inc.+................................................       230,000       5,807,500
                    Outdoor Systems, Inc.+...............................................       101,950       2,867,344
                    Pulitzer Publishing Co...............................................        82,766       3,838,273
                    Saga Communications, Inc., Class A+..................................       100,000       1,950,000
                    Scholastic Corp.+....................................................        80,000       5,380,000
                    Scripps Howard, Inc..................................................        85,000       2,975,000
                    Tele-Communications Liberty Media Group, Class A+....................       490,000      13,995,625
                    Universal Outdoor Holdings, Inc.+....................................       125,000       2,937,500
                    Valuevision International, Inc., Class A+............................       200,000       1,075,000
                    Viacom, Inc., Class A+...............................................        11,200         386,400
                    Viacom, Inc., Class B+...............................................       134,861       4,703,277
                    Westwood One, Inc.+..................................................       170,000       2,826,250
                    Young Broadcasting, Inc., Class A+...................................       150,000       4,387,500
                    Leisure & Tourism -- 2.1%
                    AMR Corp.+...........................................................        75,000       6,609,375
                    Continental Airlines, Inc., Class B+.................................       100,000       2,825,000
                    Royal Caribbean Cruises Ltd..........................................       100,000       2,337,500
                                                                                                           -------------
                                                                                                            105,477,252
                                                                                                           -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 19.7%
                    Communication Equipment -- 4.8%
                    APT Satellite Holdings Ltd. ADR+.....................................       148,500    $  2,079,000
                    Cisco Systems, Inc.+.................................................       150,000       9,543,750
                    Larscom, Inc., Class A+..............................................       175,000       1,990,625
                    Nokia Corp., Class A ADR.............................................       150,000       8,643,750
                    Oak Industries, Inc.+................................................       150,000       3,450,000
                    Scitex Corp. Ltd.....................................................       145,100       1,378,450
                    Computers & Business Equipment -- 1.7%
                    Adaptec, Inc.+.......................................................       230,000       9,200,000
                    Integrated Technology USA, Inc.+.....................................       150,000         375,000
                    Electronics -- 2.5%
                    Gilat Satellite Networks Ltd.+.......................................       125,000       3,078,125
                    S3, Inc.+............................................................       310,000       5,037,500
                    Sterling Commerce, Inc.+.............................................       170,964       6,026,481
                    Software -- 10.2%
                    BA Merchants Services, Inc., Class A+................................       150,000       2,681,250
                    BISYS Group, Inc.+...................................................       150,000       5,559,375
                    BMC Software, Inc.+..................................................       170,000       7,033,750
                    Cadence Design Systems, Inc.+........................................       250,000       9,937,500
                    Cognos, Inc.+........................................................       200,000       5,625,000
                    DST Systems, Inc.+...................................................       250,000       7,843,750
                    Parametric Technology Corp.+.........................................       150,000       7,706,250
                    Policy Management Systems Corp.+.....................................        75,000       3,459,375
                    Sterling Software, Inc.+.............................................       200,000       6,325,000
                    Systems & Computer Technology Corp.+.................................       130,000       2,080,000
                    Telecommunications -- 0.5%
                    West Teleservices Corp.+.............................................       125,000       2,843,750
                                                                                                           -------------
                                                                                                            111,897,681
                                                                                                           -------------
                    MATERIALS -- 1.9%
                    Metals & Minerals -- 1.9%
                    Titanium Metals Corp.+...............................................        59,800       1,965,925
                    UCAR International, Inc.+............................................       242,400       9,120,300
                                                                                                           -------------
                                                                                                             11,086,225
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $377,552,647)...............................                   475,555,535
                                                                                                           -------------
                    PREFERRED STOCK -- 0.6%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.6%
                    Broadcasting & Media -- 0.6%
                    News Corp., Ltd. ADR
                      (cost $3,459,640)..................................................       200,000       3,525,000
                                                                                                           -------------
                    WARRANTS -- 0.0%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 0.0%
                    Computers & Business Equipment -- 0.0%
                    Integrated Technology USA, Inc. 2001+
                      (cost $15,000).....................................................       150,000          56,250
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $381,027,287)......................                   479,136,785
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 0.3%                         AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.84% due 3/20/97.......................   $    85,000    $     84,108
                    United States Treasury Bills 4.85% due 3/20/97 @.....................       990,000         979,597
                    United States Treasury Bills 4.94% due 3/20/97.......................       260,000         257,220
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,320,925)........................                     1,320,925
                                                                                                           -------------


                                       REPURCHASE AGREEMENTS -- 14.9%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)..........    31,656,000      31,656,000
                    Joint Repurchase Agreement Account -- Lehman Bros. @ (Note 3)........    53,035,000      53,035,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $84,691,000).......................                    84,691,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $467,039,212)                           99.6%                                   565,148,710
                    Other assets less liabilities --                 0.4                                      2,523,595
                                                                   ------                                  -------------
                    NET ASSETS --                                  100.0%                                  $567,672,305
                                                                   ======                                  ============

              -----------------------------
              + Non-income producing securities
              ADR - American Depositary Receipts
              @ The security or a portion thereof represents collateral for the following open futures contracts:

                                                               OPEN FUTURES CONTRACTS
                    ------------------------------------------------------------------------------------------------------------
                    NUMBER OF                                        EXPIRATION    VALUE AT        VALUE AS OF       UNREALIZED
                    CONTRACTS               DESCRIPTION                 DATE      TRADE DATE    DECEMBER 31, 1996   APPRECIATION
                    ------------------------------------------------------------------------------------------------------------
                     19 Long    Russell 2000 Index                   March 1997   $ 3,421,125      $ 3,446,125       $   25,000
                     41 Long    Russell 2000 Index                   March 1997     7,384,500        7,436,375           51,875
                     75 Long    Standard & Poor's 500 Index          March 1997    27,601,875       27,918,750          316,875
                                                                                                                    ------------
                             Net Unrealized Appreciation.........................................................    $  393,750
                                                                                                                    ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                             COMMON STOCK -- 88.4%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    ENERGY -- 29.1%
                    Energy Sources -- 29.1%
                    Alberta Energy Co. Ltd. ...............................................       40,000    $   955,233
                    Amerada Hess Corp. ....................................................       17,390      1,006,446
                    Barrett Resources Corp.+...............................................       30,000      1,278,750
                    Canadian Natural Resources Ltd.+.......................................       30,000        823,779
                    Chevron Corp. .........................................................       20,000      1,300,000
                    Elan Energy, Inc.+.....................................................       20,000        175,272
                    Enron Oil & Gas Co. ...................................................          600         15,150
                    Imperial Oil Ltd. .....................................................       20,000        940,000
                    Northstar Energy Corp.+................................................       30,000        349,449
                    PanCanadian Petroleum Ltd. ............................................       30,000      1,194,041
                    Poco Petroleum Ltd.+...................................................       60,000        574,016
                    Sun Co., Inc. .........................................................       39,800        970,125
                    Talisman Energy, Inc.+.................................................       27,000        899,145
                    Total SA ADR...........................................................          793         31,918
                    Ultramar Diamond Shamrock+.............................................       20,200        638,825
                    Unocal Corp. ..........................................................       14,020        569,562
                    Vastar Resources, Inc. ................................................       20,000        760,000
                    YPF Sociedad Anonima, Class D ADR......................................       28,000        707,000
                                                                                                            -----------
                                                                                                             13,188,711
                                                                                                            -----------
                    MATERIALS -- 59.2%
                    Metals & Minerals -- 47.5%
                    Agnico Eagle Mines Ltd. ...............................................       32,000        448,000
                    Algoma Steel, Inc.+....................................................      220,000      1,144,687
                    Alumax, Inc.+..........................................................       20,200        674,175
                    Aluminum Co. of America................................................       17,600      1,122,000
                    Amax Gold, Inc.+.......................................................       94,000        599,250
                    Barrick Gold Corp. ....................................................       25,000        718,750
                    British Steel PLC ADR..................................................       19,000        522,500
                    Carbide/Graphite Group, Inc.+..........................................       42,100        826,213
                    Century Aluminum Co. ..................................................       17,800        307,050
                    Dominion Mining Ltd.+..................................................      139,680        104,363
                    EASCO, Inc. ...........................................................       59,000        449,875
                    Freeport-McMoRan Copper & Gold, Inc., Class A..........................       42,900      1,206,562
                    Hecla Mining Co.+......................................................       17,300         97,313
                    Homestake Mining Co. ..................................................       29,685        423,011
                    Lukens, Inc. ..........................................................       52,000      1,046,500
                    Newcrest Mining Ltd. ..................................................       95,953        381,341
                    Newmont Gold Co. ......................................................       12,600        551,250
                    Newmont Mining Corp. ..................................................       30,150      1,349,212
                    Normandy Mining Ltd. ..................................................      529,325        732,077
                    Phelps Dodge Corp. ....................................................       21,500      1,451,250
                    Placer Dome, Inc. .....................................................       30,000        652,500
                    Republic Engineered Steels, Inc.+......................................      158,900        297,938
                    Royal Oak Mines, Inc.+.................................................      161,000        523,250
                    RTZ Corp. PLC..........................................................       10,000        160,699
                    Santa Fe Pacific Gold Corp. ...........................................      100,000      1,537,500
                    Titanium Metals Corp.+.................................................       28,600        940,225

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    TVX Gold, Inc.+........................................................       68,000    $   527,000
                    UCAR International, Inc.+..............................................       41,500      1,561,437
                    Usinor Sacilor.........................................................       47,000        683,916
                    Western Mining Corp. Holdings Ltd. ....................................       81,168        511,615
                    Paper Products -- 11.7%
                    Bowater, Inc. .........................................................       14,000        526,750
                    International Paper Co. ...............................................       15,000        605,625
                    Longview Fibre Co. ....................................................       30,000        551,250
                    Temple-Inland, Inc. ...................................................       14,500        784,813
                    Weyerhaeuser Co. ......................................................       30,000      1,421,250
                    Willamette Industries, Inc. ...........................................       20,000      1,392,500
                                                                                                            -----------
                                                                                                             26,833,647
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $35,313,737)..................................                  40,022,358
                                                                                                            -----------
                                               WARRANTS -- 0.1%
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 0.1%
                    Metals & Minerals -- 0.1%
                    Dominion Mining Ltd. 12/31/98+ (cost $0)...............................       69,840         27,201
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $35,313,737).........................                  40,049,559
                                                                                                            -----------
                                                                                              PRINCIPAL
                                        REPURCHASE AGREEMENTS -- 11.5%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)............   $1,811,000      1,811,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)............    3,410,000      3,410,000
                                                                                                            -----------
                    TOTAL REPURCHASE AGREEMENTS (cost $5,221,000)..........................                   5,221,000
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $40,534,737)       99.9%                                      45,270,559
                    Other assets less liabilities --               0.1                                           58,642
                                                                 ------                                     -----------
                    NET ASSETS --                                100.0%                                     $45,329,201
                                                                 ======                                     ===========


              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                            COMMON STOCK -- 63.8%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 4.7%
                    Automotive -- 0.4%
                    Ford Motor Co. .......................................................       20,000    $    637,500

                    Retail -- 4.3%
                    Home Depot, Inc. .....................................................       30,000       1,503,750
                    May Department Stores Co. ............................................       40,000       1,870,000
                    Saks Holdings, Inc.+..................................................       43,000       1,161,000
                    Wal-Mart Stores, Inc. ................................................       80,000       1,830,000
                                                                                                           -------------
                                                                                                              7,002,250
                                                                                                           -------------
                    CONSUMER STAPLES -- 6.6%
                    Food, Beverage & Tobacco -- 0.9%
                    Sara Lee Corp. .......................................................       35,000       1,303,750

                    Household Products -- 5.7%
                    Colgate-Palmolive Co. ................................................       15,000       1,383,750
                    Gillette Co. .........................................................       24,000       1,866,000
                    Kimberly-Clark Corp. .................................................       20,000       1,905,000
                    Procter & Gamble Co. .................................................       19,000       2,042,500
                    Revlon, Inc., Class A+................................................       46,000       1,374,250
                                                                                                           -------------
                                                                                                              9,875,250
                                                                                                           -------------
                    ENERGY -- 7.0%
                    Energy Services -- 1.8%
                    Fluor Corp. ..........................................................       20,000       1,255,000
                    Schlumberger Ltd. ....................................................       15,000       1,498,125

                    Energy Sources -- 5.2%
                    Amoco Corp. ..........................................................       30,000       2,415,000
                    Exxon Corp. ..........................................................       25,000       2,450,000
                    Union Pacific Resources Group, Inc. ..................................       37,000       1,082,250
                    Unocal Corp. .........................................................       45,000       1,828,125
                                                                                                           -------------
                                                                                                             10,528,500
                                                                                                           -------------
                    FINANCE -- 10.8%
                    Banks -- 4.8%
                    Citicorp. ............................................................       12,000       1,236,000
                    First Bank System, Inc. ..............................................       30,000       2,047,500
                    First Union Corp. ....................................................       28,000       2,072,000
                    Wachovia Corp. .......................................................       34,000       1,921,000

                    Financial Services -- 1.8%
                    American Express Co. .................................................       40,000       2,260,000
                    Bancorp Hawaii, Inc. .................................................       10,500         441,000

                    Insurance -- 4.2%
                    ACE Ltd. .............................................................       30,000       1,803,750
                    Allstate Corp. .......................................................       35,000       2,025,625
                    American International Group, Inc. ...................................       22,500       2,435,625
                                                                                                           -------------
                                                                                                             16,242,500
                                                                                                           -------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 9.1%
                    Drugs -- 7.1%
                    Bristol-Myers Squibb Co. .............................................       17,000    $  1,848,750
                    Johnson & Johnson Co. ................................................       38,000       1,890,500
                    Pfizer, Inc. .........................................................       22,000       1,823,250
                    Pharmacia & Upjohn, Inc. .............................................       35,000       1,386,875
                    Warner-Lambert Co. ...................................................       30,000       2,250,000
                    Zeneca Group PLC ADR..................................................       18,000       1,512,000

                    Medical Products -- 2.0%
                    Abbott Laboratories...................................................       35,000       1,776,250
                    Biomet, Inc. .........................................................       85,000       1,285,625
                                                                                                           -------------
                                                                                                             13,773,250
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 6.3%
                    Aerospace & Military Technology -- 1.2%
                    Boeing Co. ...........................................................       17,000       1,808,375

                    Electrical Equipment -- 3.1%
                    General Electric Co. .................................................       33,000       3,262,875
                    York International Corp. .............................................       25,000       1,396,875

                    Machinery -- 0.9%
                    Illinois Tool Works, Inc. ............................................       17,000       1,357,875

                    Transportation -- 1.1%
                    Canadian Pacific Ltd. ................................................       65,000       1,722,500
                                                                                                           -------------
                                                                                                              9,548,500
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 5.5%
                    Broadcasting & Media -- 3.3%
                    Gannett Co., Inc. ....................................................       30,000       2,246,250
                    Gaylord Entertainment Co., Class A....................................       60,486       1,383,617
                    Viacom, Inc., Class B+................................................       40,000       1,395,000

                    Leisure & Tourism -- 2.2%
                    AMR Corp.+............................................................       17,063       1,503,677
                    McDonald's Corp. .....................................................       40,000       1,810,000
                                                                                                           -------------
                                                                                                              8,338,544
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 9.5%
                    Communication Equipment -- 2.2%
                    Cisco Systems, Inc.+..................................................       22,000       1,399,750
                    Motorola, Inc. .......................................................       23,000       1,411,625
                    Lucent Technologies, Inc. ............................................       12,315         569,569

                    Computers & Business Equipment -- 2.1%
                    Hewlett-Packard Co. ..................................................       30,000       1,507,500
                    Xerox Corp. ..........................................................       30,000       1,578,750

                    Software -- 5.2%
                    BMC Software, Inc.+...................................................       40,000       1,655,000
                    Computer Sciences Corp.+..............................................       20,000       1,642,500
                    Electronic Data Systems Corp. ........................................       30,000       1,297,500
                    First Data Corp. .....................................................       36,000       1,314,000
                    Microsoft Corp.+......................................................       24,000       1,983,000
                                                                                                           -------------
                                                                                                             14,359,194
                                                                                                           -------------
                    MATERIALS -- 4.3%
                    Chemicals -- 2.6%
                    Air Products & Chemicals, Inc. .......................................       34,000       2,350,250
                    Dow Chemical Co. .....................................................       20,000       1,567,500

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals -- 0.9%
                    Phelps Dodge Corp. ...................................................       20,000    $  1,350,000

                    Paper Products -- 0.8%
                    International Paper Co. ..............................................       30,000       1,211,250
                                                                                                           -------------
                                                                                                              6,479,000
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $68,417,903).................................                   96,146,988
                                                                                                           -------------
                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 33.9%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 7.5%
                    Banc One Auto Grantor Trust 6.55% 2003................................   $  742,394         747,034
                    Bank of Boston Corp. 6.63% 2004.......................................    1,500,000       1,457,415
                    Bankers Trust New York Corp. 8.25% 2005...............................    1,000,000       1,068,035
                    Citicorp 6.75% 2005...................................................    1,500,000       1,469,085
                    Daimler-Benz Vehicle Trust 5.95% 2000.................................      368,122         367,588
                    First Financial Caribbean Corp. 7.84% 2006............................      450,000         453,510
                    Fleet Mortgage Group, Inc. 6.50% 2000.................................    1,500,000       1,495,665
                    General Motors Acceptance Corp. 5.63% 2001............................    1,000,000         964,230
                    IBM Credit Receivables Lease Asset Master Trust 4.55% 2000............      302,401         300,311
                    Lumbermans Mutual Casualty Co. 9.15% 2026*............................    1,000,000       1,085,660
                    Nissan Auto Receivables Grantor Trust 6.45% 1999......................      376,150         378,460
                    Premier Auto Trust 4.65% 1999.........................................      396,391         392,272
                    Security Benefit Life Co. 8.75% 2016*.................................    1,000,000       1,060,800
                                                                                                           -------------
                                                                                                             11,240,065
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 3.8%
                    Husky Oil Ltd. 7.13% 2006.............................................    1,000,000       1,000,040
                    Mobil Oil Corp. 9.17% 2000............................................      519,500         545,288
                    Niagara Mohawk Power Corp. 5.88% 2002.................................    1,250,000       1,175,175
                    Northrop Grumman Corp. 8.63% 2004.....................................    1,000,000       1,089,880
                    Philips Electronics NV 7.20% 2026.....................................    1,000,000       1,013,750
                    TCI Communications, Inc. 6.88% 2006...................................    1,000,000         908,740
                                                                                                           -------------
                                                                                                              5,732,873
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Quebec Province Canada 8.80% 2003.....................................    1,500,000       1,650,915
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 21.5%
                    Federal Home Loan Mortgage Corp. 6.50% 2010 - 2026....................   10,338,188      10,030,246
                    Federal Home Loan Mortgage Corp. 7.00% 2011...........................    2,783,003       2,785,313
                    Federal Home Loan Mortgage Corp. 8.50% 2001...........................    1,417,219       1,449,975
                    Federal National Mortgage Association 7.50% 2022 - 2025...............    1,729,915       1,735,709
                    Government National Mortgage Association 6.50% 2023...................    4,394,160       4,190,930
                    Government National Mortgage Association 7.00% TBA....................    5,000,000       5,018,750
                    United States Treasury Bonds 7.63% 2022...............................    3,000,000       3,311,730
                    United States Treasury Bonds 10.38% 2012..............................    3,000,000       3,863,430
                                                                                                           -------------
                                                                                                             32,386,083
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $51,128,578)................................                   51,009,936
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $119,546,481).......................                  147,156,924
                                                                                                           -------------


---------------------


                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENTS -- 5.3%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)...........   $2,929,000    $  2,929,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)...........    5,060,000       5,060,000
                                                                                                           -------------
                    TOTAL REPURCHASE AGREEMENTS (cost $7,989,000).........................                    7,989,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $127,535,481)                             103.0%                                155,145,924
                    Liabilities in excess of other assets --               (3.0)                             (4,527,063)
                                                                                    ------                 -------------
                    NET ASSETS --                                   100.0%                                 $150,618,861
                                                                                                           ==============
                                                                                    ======

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1996

                                             COMMON STOCK -- 40.7%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 14.9%
                    Aerospace & Military Technology -- 0.6%
                    Gulfstream Aerospace Corp.+............................................        5,000    $   121,250
                    Northrop Grumman Corp..................................................        1,000         82,750
                    Precision Castparts Corp...............................................        3,200        158,800

                    Apparel & Textiles -- 0.2%
                    Tommy Hilfiger Corp.+..................................................        2,200        105,600

                    Broadcasting & Media -- 3.8%
                    American Radio Systems Corp., Class A+.................................        2,500         68,125
                    Canwest Global Communications..........................................        4,537         46,500
                    Central European Media Enterprises Ltd., Class A+......................        5,000        158,750
                    E-Z Communications, Inc., Class A+.....................................        3,000        109,875
                    Emmis Broadcasting Corp., Class A+.....................................        1,500         49,125
                    Gaylord Entertainment Co., Class A.....................................        5,008        114,558
                    International Cabletel, Inc.+..........................................        4,000        101,000
                    Jacor Communications, Inc.+............................................        8,000        219,000
                    LodgeNet Entertainment Corp.+..........................................        8,000        142,000
                    McKesson Corp..........................................................        1,500         84,000
                    Metro Networks, Inc.+..................................................        6,000        151,500
                    Outdoor Systems, Inc.+.................................................        2,350         66,094
                    Pulitzer Publishing Co.................................................        2,000         92,750
                    Saga Communications, Inc., Class A+....................................        3,500         68,250
                    Scholastic Corp.+......................................................        1,500        100,875
                    Scripps Howard, Inc....................................................        1,500         52,500
                    Tele-Communications Liberty Media Group, Class A+......................        7,000        199,937
                    Universal Outdoor Holdings, Inc.+......................................        3,000         70,500
                    Valuevision International, Inc., Class A+..............................        5,500         29,563
                    Viacom, Inc., Class A+.................................................          320         11,040
                    Viacom, Inc., Class B+.................................................        2,595         90,487
                    Westwood One, Inc.+....................................................        5,000         83,125
                    Young Broadcasting, Inc., Class A+.....................................        3,500        102,375

                    Communication Equipment -- 0.8%
                    Cisco Systems, Inc.+...................................................        1,000         63,625
                    Larscom Inc., Class A+.................................................        7,000         79,625
                    Nokia Corp., Class A ADR...............................................        3,000        172,875
                    Oak Industries, Inc.+..................................................        1,500         34,500
                    Scitex Corp. Ltd.......................................................       12,000        114,000

                    Computers & Business Equipment -- 0.3%
                    Adaptec, Inc.+.........................................................        4,000        160,000

                    Drugs -- 1.3%
                    Eisai Co. Ltd..........................................................        5,000         98,437
                    Genzyme Corp.+.........................................................        5,500        119,625
                    Immunex Corp.+.........................................................        9,000        175,500
                    Rhone-Poulenc Rorer, Inc. .............................................        3,000        234,375
                    Zeneca Group PLC ADR...................................................        4,500        126,820

                    Electrical Equipment -- 0.1%
                    York International Corp................................................        1,000         55,875

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Electronics -- 0.5%
                    Gilat Satellite Networks Ltd.+.........................................        3,500    $    86,187
                    S3, Inc.+..............................................................        8,000        130,000
                    Sterling Commerce, Inc.+...............................................        2,185         77,021

                    Energy Services -- 0.8%
                    ENSCO International, Inc.+.............................................        3,900        189,150
                    Input/Output, Inc.+....................................................        2,000         37,000
                    Transocean Offshore, Inc. .............................................        3,889        243,549

                    Energy Sources -- 0.6%
                    Alberta Energy Ltd. ...................................................        4,000         96,000
                    Unocal Corp. ..........................................................        4,000        162,500
                    Vastar Resources, Inc. ................................................        1,800         68,400

                    Financial Services -- 0.4%
                    Imperial Credit Industries, Inc.+......................................        4,500         94,500
                    Moneygram Payment Systems, Inc.+ ......................................        8,000        106,000

                    Health Services -- 0.7%
                    Beverly Enterprises, Inc.+.............................................        3,000         38,250
                    Grancare, Inc.+........................................................        4,000         71,500
                    IDX Systems Corp.+.....................................................        2,000         57,250
                    Magellan Health Services, Inc.+........................................        3,500         78,312
                    Vencor, Inc.+..........................................................        5,000        158,125

                    Household Products -- 0.3%
                    Revlon, Inc., Class A+.................................................        2,500         74,688
                    Tupperware Corp. ......................................................        2,000        107,250

                    Insurance -- 0.6%
                    ACE Ltd. ..............................................................        2,500        150,312
                    Allstate Corp. ........................................................        2,500        144,688
                    Transatlantic Holdings, Inc. ..........................................          900         72,450

                    Leisure & Tourism -- 0.3%
                    AMR Corp.+.............................................................          500         44,063
                    Continental Airlines, Inc., Class B+...................................        2,000         56,500
                    Royal Caribbean Cruises Ltd. ..........................................        2,000         46,750

                    Medical Products -- 0.3%
                    Biomet, Inc. ..........................................................        4,000         60,500
                    Haemonetics Corp.+.....................................................        3,500         66,063
                    Sulzer AG..............................................................          100         57,751

                    Metals & Minerals -- 0.4%
                    Titanium Metals Corp.+.................................................        1,100         36,163
                    UCAR International, Inc.+..............................................        4,500        169,312

                    Retail -- 1.0%
                    Barnes & Noble, Inc.+..................................................        3,500         94,500
                    Bed Bath & Beyond, Inc.+...............................................        5,000        121,250
                    Gymboree Corp.+........................................................        3,500         80,062
                    Mercantile Stores Co., Inc. ...........................................        2,000         98,750
                    Saks Holdings, Inc.+...................................................        7,000        189,000

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Software -- 1.6%
                    BISYS Group, Inc.+.....................................................        2,500    $    92,656
                    BMC Software, Inc.+....................................................        4,000        165,500
                    Cadence Design Systems, Inc.+..........................................        2,000         79,500
                    Cognos, Inc.+..........................................................        3,000         84,375
                    DST Systems, Inc.+.....................................................        5,000        156,875
                    Parametric Technology Corp.+...........................................        2,000        102,750
                    Policy Management Systems Corp.+.......................................        1,500         69,188
                    Sterling Software, Inc.+...............................................        4,000        126,500
                    Systems & Computer Technology Corp.+...................................        1,000         16,000

                    Telecommunications -- 0.1%
                    West Teleservices Corp.+...............................................        3,500         79,625

                    Transportation -- 0.2%
                    Pittston Bulington Co. ................................................        2,000         40,000
                    Werner Enterprises, Inc. ..............................................        5,000         90,625
                                                                                                            ------------
                                                                                                              8,582,976
                                                                                                            ------------
                    CORE EQUITY -- 25.8%
                    Aerospace & Military Technology -- 0.6%
                    Boeing Co. ............................................................        3,000        319,125

                    Banks -- 2.0%
                    Citicorp...............................................................        2,000        206,000
                    First Bank System, Inc. ...............................................        5,000        341,250
                    First Union Corp. .....................................................        5,500        407,000
                    Wachovia Corp. ........................................................        3,700        209,050

                    Broadcasting & Media -- 1.5%
                    Comcast Corp. .........................................................        1,737         30,940
                    Gannett Co., Inc. .....................................................        5,000        374,375
                    Gaylord Entertainment Co., Class A.....................................       10,263        234,766
                    Viacom, Inc., Class B+.................................................        6,629        231,200

                    Business Services -- 0.3%
                    Fluor Corp. ...........................................................        3,000        188,250

                    Chemicals -- 1.1%
                    Air Products & Chemicals, Inc. ........................................        5,500        380,188
                    Dow Chemical Co. ......................................................        3,000        235,125

                    Communication Equipment -- 0.9%
                    Cisco Systems, Inc.+...................................................        3,000        190,875
                    Lucent Technologies, Inc. .............................................        2,138         98,883
                    Motorola, Inc. ........................................................        4,000        245,500

                    Computers & Business Equipment -- 0.9%
                    Hewlett-Packard Co. ...................................................        5,000        251,250
                    Xerox Corp. ...........................................................        5,000        263,125

                    Drugs -- 2.6%
                    Bristol-Myers Squibb Co. ..............................................        3,000        326,250
                    Genetics Institute, Inc.+..............................................          400         33,900
                    Pfizer, Inc. ..........................................................        3,000        248,625
                    Pharmacia & Upjohn, Inc. ..............................................        6,000        237,750
                    Warner-Lambert Co. ....................................................        4,600        345,000
                    Zeneca Group PLC ADR...................................................        3,500        294,000

                    Electrical Equipment -- 1.3%
                    General Electric Co. ..................................................        5,000        494,375
                    York International Corp. ..............................................        4,500        251,437

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Energy Services -- 0.4%
                    Schlumberger Ltd.......................................................        2,000    $   199,750

                    Energy Sources -- 2.1%
                    Amoco Corp. ...........................................................        5,000        402,500
                    Exxon Corp. ...........................................................        3,500        343,000
                    Union Pacific Resources Group, Inc. ...................................        7,000        204,750
                    Unocal Corp. ..........................................................        7,000        284,375

                    Financial Services -- 0.6%
                    American Express Co. ..................................................        6,000        339,000

                    Food, Beverage & Tobacco -- 0.4%
                    Sara Lee Corp. ........................................................        6,500        242,125

                    Household Products -- 2.2%
                    Colgate-Palmolive Co. .................................................        2,000        184,500
                    Gillette Co. ..........................................................        3,000        233,250
                    Kimberly-Clark Corp. ..................................................        3,000        285,750
                    Procter & Gamble Co. ..................................................        3,200        344,000
                    Revlon, Inc., Class A+.................................................        8,200        244,975

                    Insurance -- 1.8%
                    ACE Ltd. ..............................................................        5,000        300,625
                    Allstate Corp. ........................................................        6,000        347,250
                    American International Group, Inc. ....................................        3,700        400,525

                    Leisure & Tourism -- 0.8%
                    AMR Corp.+.............................................................        2,000        176,250
                    McDonald's Corp. ......................................................        7,000        316,750

                    Machinery -- 0.4%
                    Illinois Tool Works, Inc. .............................................        3,000        239,625

                    Materials -- 0.5%
                    Phelps Dodge Corp. ....................................................        4,000        270,000

                    Medical Products -- 0.9%
                    Abbott Laboratories....................................................        6,000        304,500
                    Biomet, Inc. ..........................................................       15,000        226,875

                    Paper Products -- 0.3%
                    International Paper Co. ...............................................        5,000        201,875

                    Retail -- 1.4%
                    Home Depot, Inc. ......................................................        5,000        250,625
                    May Department Stores Co. .............................................        5,000        233,750
                    Wal-Mart Stores, Inc. .................................................       14,000        320,250

                    Software -- 2.2%
                    BMC Software, Inc.+....................................................        6,000        248,250
                    Computer Sciences Corp.+...............................................        3,000        246,375
                    Electronic Data Systems Corp. .........................................        5,000        216,250
                    First Data Corp. ......................................................        6,000        219,000
                    Microsoft Corp.+.......................................................        4,000        330,500

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Transportation -- 0.6%
                    Canadian Pacific Ltd.+.................................................       12,000    $   318,000
                                                                                                            ------------
                                                                                                             14,913,489
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $17,021,544)..................................                  23,496,465
                                                                                                            ------------
                                            PREFERRED STOCK -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 0.2%
                    Broadcasting & Media -- 0.1%
                    News Corp., Ltd. ADR...................................................        2,000         35,250

                    Finance -- 0.1%
                    Chevy Chase Preferred Capital Corp., Series A 10.38% ..................        1,655         86,267
                                                                                                            ------------
                                                                                                                121,517
                                                                                                            ------------
                    BRAZIL -- 0.1%
                    Consumer Staples -- 0.0%
                    Companhia Cervejaraia Brahma...........................................       57,700         31,541

                    Energy Sources -- 0.1%
                    Petroleo Brasileiros SA................................................      350,000         55,745
                                                                                                            ------------
                                                                                                                 87,286
                                                                                                            ------------
                    GERMANY -- 0.2%
                    Consumer Discretionary -- 0.2%
                    Hornbach Holding AG....................................................        1,400        100,078
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $288,107)..................................                     308,881
                                                                                                            ------------

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 23.9%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.9%
                    360 Communications 7.50% 2006..........................................   $  100,000         99,191
                    Benedek Communications Corp. zero coupon 2006(1)(2)....................      165,000         94,462
                    Chancellor Broadcasting Co. 9.38% 2004.................................       15,000         15,150
                    Granite Broadcasting Corp. 10.38% 2005.................................       50,000         51,250
                    Muzak L.P. 10.00% 2003.................................................      100,000        102,250
                    Young Broadcasting, Inc. 9.00% 2006....................................       50,000         48,625
                    Young Broadcasting, Inc. 11.75% 2004...................................      100,000        109,000
                                                                                                            ------------
                                                                                                                519,928
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 0.2%
                    Webb (Del) Corp. 9.00% 2006............................................      150,000        146,250
                                                                                                            ------------
                    CONSUMER STAPLES -- 0.4%
                    Sweetheart Cup, Inc. 10.50% 2003.......................................      200,000        208,000
                                                                                                            ------------
                    ENERGY -- 1.1%
                    Mesa Operating Co. 10.63% 2006.........................................       25,000         27,125
                    Phillips Petroleum Co. 9.18% 2021......................................      250,000        275,235
                    Plains Resources, Inc. 10.25% 2006.....................................       45,000         48,150
                    Santa Fe Energy Resources, Inc. 11.00% 2004............................      150,000        165,000
                    Transportadora De Gas 10.25% 2001......................................      100,000        105,950
                                                                                                            ------------
                                                                                                                621,460
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.4%
                    Dime Bancorp 10.50% 2005...............................................   $  100,000        110,125
                    First Nationwide Parent Holdings 12.50% 2003...........................      100,000    $   112,000
                                                                                                            ------------
                                                                                                                222,125
                                                                                                            ------------
                    HEALTHCARE -- 0.4%
                    OrNda HealthCorp 11.38% 2004...........................................      150,000        173,250
                    Owens & Minor, Inc. 10.88% 2006........................................       60,000         64,350
                                                                                                            ------------
                                                                                                                237,600
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 1.5%
                    American Standard, Inc. zero coupon 2005...............................      100,000         93,000
                    Cabot Safety Acquisition Corp. 12.50% 2005.............................      100,000        111,000
                    Collins & Aikman Corp. 11.50% 2006.....................................      100,000        109,000
                    Exide Corp. 10.75% 2002................................................      100,000        104,500
                    Graphic Controls Corp. 12.00% 2005(2)..................................       50,000         55,375
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,281
                    K & F Industries, Inc. 10.38% 2004.....................................       25,000         26,375
                    Mettler Toledo, Inc. 9.75% 2006........................................       15,000         15,750
                    Moog, Inc. 10.00% 2006.................................................       50,000         52,500
                    Northrop Grumman Corp. 9.38% 2024......................................      100,000        110,551
                    Rohr, Inc. 11.63% 2003.................................................      125,000        137,813
                                                                                                            ------------
                                                                                                                843,145
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.4%
                    Cablevision Systems Corp. 9.25% 2005...................................      100,000         99,000
                    MCI Communications Corp. 7.13% 2000....................................       90,000         91,905
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       50,000         52,125
                                                                                                            ------------
                                                                                                                243,030
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.2%
                    Digital Equipment Corp. 7.75% 2023.....................................      150,000        128,647
                                                                                                            ------------
                    MATERIALS -- 2.6%
                    A.K. Steel Corp. 9.13% 2006*...........................................      155,000        159,262
                    A.K. Steel Corp. 10.75% 2004*..........................................      100,000        109,250
                    Arcadian Partners L.P. 10.75% 2005.....................................      150,000        164,625
                    Armco, Inc. 9.38% 2000.................................................      275,000        276,375
                    Container Corp. of America 10.75% 2002.................................      225,000        243,000
                    Fort Howard Corp. 9.25% 2001...........................................      150,000        156,375
                    Rexene Corp. 11.75% 2004...............................................       25,000         28,063
                    S.D. Warren Co. 12.00% 2004............................................      100,000        108,000
                    Sterling Chemicals, Inc. 11.75% 2006...................................       25,000         26,500
                    Texas Petrochemicals Corp. 11.13% 2006.................................       35,000         37,625
                    Weirton Steel Corp. 11.38% 2004........................................      100,000        101,500
                    Wheeling Pittsburgh Corp. 9.38% 2003...................................       70,000         69,300
                                                                                                            ------------
                                                                                                              1,479,875
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
                    British Columbia Province Canada 6.50% 2026............................      150,000        138,767
                    Republic of Argentina 8.38% 2003.......................................      150,000        141,187
                                                                                                            ------------
                                                                                                                279,954
                                                                                                            ------------
                    RETAIL -- 0.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................       50,000         52,500
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 14.8%
                    Government National Mortgage Association 6.00% 2009....................      184,160        178,865
                    Government National Mortgage Association 6.50% 2008 - 2009.............    1,250,027      1,238,102
                    Government National Mortgage Association 7.50% 2022 - 2024.............    1,047,998      1,052,011
                    Government National Mortgage Association 8.50% 2024....................      342,890        356,174
                    United States Treasury Bonds 6.25% 2023................................      200,000        187,500

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Bonds 9.25% 2016................................   $  200,000    $   253,906
                    United States Treasury Notes 5.63% 1998 - 2000.........................      500,000        495,350
                    United States Treasury Notes 6.25% 2003................................      750,000        749,063
                    United States Treasury Notes 6.50% 2006................................      500,000        502,735
                    United States Treasury Notes 7.25% 2004................................      100,000        105,250
                    United States Treasury Notes 7.50% 2001................................      750,000        789,495
                    United States Treasury Notes 7.75% 1999................................      500,000        522,420
                    United States Treasury Notes 7.88% 1999 - 2004.........................    1,250,000      1,342,267
                    United States Treasury Notes 8.50% 2000................................      750,000        800,978
                                                                                                            ------------
                                                                                                              8,574,116
                                                                                                            ------------
                    UTILITIES -- 0.4%
                    El Paso Electric Co. 8.90% 2006........................................      215,000        224,168
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $12,981,332).................................                  13,780,798
                                                                                                            ------------
                                          FOREIGN SECURITIES -- 31.0%                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.2%
                    YPF Sociedad Anonima ADR (Energy)......................................        4,000        101,000
                                                                                                            ------------
                    AUSTRALIA -- 1.6%
                    Amcor Ltd. (Materials).................................................       25,446        163,626
                    Boral Ltd. (Materials).................................................       41,272        117,442
                    Broken Hill Proprietary Ltd. (Materials)...............................       17,433        248,310
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................      104,132        129,120
                    Pioneer International Ltd. (Materials)+................................       40,000        119,227
                    Qantas Airways Ltd. ADR (Information & Entertainment)*.................        7,800        130,099
                                                                                                            ------------
                                                                                                                907,824
                                                                                                            ------------
                    AUSTRIA -- 0.3%
                    OMV AG (Energy)........................................................        1,400        157,861
                                                                                                            ------------
                    BELGIUM -- 0.3%
                    Credit Dexia/Communal Holding (Finance)+*..............................        1,600        145,993
                                                                                                            ------------
                    BRAZIL -- 0.3%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities).........        5,500         98,451
                    Telecomunicacoes Brasileirassas SA (Information Technology)............      920,000         65,961
                                                                                                            ------------
                                                                                                                164,412
                                                                                                            ------------
                    CANADA -- 0.6%
                    Canadian Pacific Ltd. ADR (Industrial & Commercial)+...................       10,000        263,273
                    Canwest Global Communications (Information Technology).................        7,463         76,500
                                                                                                            ------------
                                                                                                                339,773
                                                                                                            ------------
                    CHILE -- 0.2%
                    Enersis SA ADR (Utilities).............................................        5,000        138,750
                                                                                                            ------------
                    DENMARK -- 0.9%
                    Tele Danmark A/S, Class B ADR (Utilities)..............................        6,400        174,400
                    Unidanmark A/S (Finance)...............................................        6,250        323,598
                                                                                                            ------------
                                                                                                                497,998
                                                                                                            ------------

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINLAND -- 0.9%
                    Merita Ltd. (Finance)+.................................................       30,000    $    93,261
                    Metsa Serla Oy (Materials).............................................       15,500        116,250
                    Nokia Corp., Class A ADR (Information Technology)......................        3,300        190,162
                    Rauma Oy (Industrial & Commercial).....................................        5,000        105,435
                                                                                                            ------------
                                                                                                                540,824
                                                                                                            ------------
                    FRANCE -- 2.8%
                    Accor SA (Information & Entertainment).................................        1,025        129,792
                    Assurance General de France (Finance)+*................................        6,200        200,154
                    Banque National de Paris (Finance).....................................        5,500        212,855
                    Cie de St. Gobain (Materials)..........................................          781        110,486
                    Credit Commerce France (Finance).......................................        2,000         92,512
                    Elf Aquitaine SA (Energy)..............................................        1,200        109,234
                    Havas SA (Information & Entertainment).................................        3,226        226,321
                    Peugeot SA (Consumer Discretionary)....................................          400         45,023
                    Remy Cointreau SA (Consumer Staples)...................................        2,000         56,664
                    Rhone-Poulenc SA (Healthcare)..........................................        6,424        219,024
                    Societe Generale (Finance).............................................        1,426        154,184
                    Total SA, Series B (Energy)............................................          852         69,296
                                                                                                            ------------
                                                                                                              1,625,545
                                                                                                            ------------
                    GERMANY -- 1.5%
                    Daimler-Benz AG (Consumer Discretionary)...............................        4,000        275,539
                    Degussa AG (Materials).................................................          300        135,788
                    Karstadt AG (Consumer Discretionary)...................................          420        141,929
                    Mannesmann AG (Industrial & Commercial)................................          262        113,565
                    Metallgesellschaft AG (Industrial & Commercial)+.......................       11,000        225,175
                                                                                                            ------------
                                                                                                                891,996
                                                                                                            ------------
                    HONG KONG -- 1.3%
                    China Light & Power Co., Ltd. (Utilities)..............................       17,000         75,609
                    CITIC Pacific Ltd. (Consumer Discretionary)............................       15,000         87,077
                    Hutchison Whampoa Ltd. (Real Estate)...................................       21,000        164,943
                    Sun Hung Kai Properties Ltd. (Real Estate).............................       17,000        208,255
                    Swire Pacific Ltd., Class A (Real Estate)..............................       19,000        181,169
                    Tingyi Holding Co. (Consumer Staples)..................................      200,000         52,363
                                                                                                            ------------
                                                                                                                769,416
                                                                                                            ------------
                    INDIA -- 0.1%
                    State Bank India GDR (Finance)*........................................        4,400         76,428
                                                                                                            ------------
                    INDONESIA -- 0.4%
                    PT Jaya Real Property alien (Real Estate)..............................       78,000        108,975
                    PT Kalbe Farma alien (Healthcare)......................................       36,000         41,152
                    PT Bank Negara Indonesia (Finance)+*...................................       25,500         13,495
                    PT Bank Negara Indonesia alien (Finance)+*.............................       72,000         38,103
                    PT Indonesian Satellite Corp. ADR (Utilities)+*........................        2,000         54,750
                                                                                                            ------------
                                                                                                                256,475
                                                                                                            ------------
                    IRELAND -- 0.2%
                    Allied Irish Banks (Finance)...........................................        4,522         30,369
                    Jefferson Smurfit Group (Paper Products)+..............................       30,000         86,603
                                                                                                            ------------
                                                                                                                116,972
                                                                                                            ------------
                    ITALY -- 1.0%
                    Arnaldo Mondadori Edit (Information & Entertainment)...................       14,000        113,975
                    Banca Commerciale Italiana SpA (Finance)...............................       60,000        109,163
                    Fiat SpA (Consumer Discretionary)......................................       30,000         90,771

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY (continued)
                    Finanziaria Autogrill SpA (Information & Entertainment)................       60,000    $    58,141
                    STET (Utilities).......................................................       42,000        191,035
                                                                                                            ------------
                                                                                                                563,085
                                                                                                            ------------
                    JAPAN -- 5.8%
                    77th Bank (Finance)....................................................       10,000         82,031
                    Asahi Organic Chemical (Industrial & Commercial).......................       11,000         64,874
                    Chudenko Corp. (Industrial & Commercial)...............................        2,000         57,681
                    Chugai Pharmaceutical Co., Ltd. (Healthcare)...........................       13,000        108,885
                    Dai Nippon Printing Co., Ltd. (Information & Entertainment)............       11,000        192,816
                    Danto Corp. (Materials)................................................        2,000         19,515
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............        3,000         79,527
                    JGC Corp. (Industrial & Commercial)....................................       13,000         97,548
                    Kyudenko Corp. (Industrial & Commercial)...............................        5,000         51,809
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................        2,000        100,682
                    Maruichi Steel Tube (Energy)...........................................        7,000        120,888
                    Matsushita Electric Industrial Co., Ltd. (Information & Technology)+...       11,000        179,518
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial).............       20,000        158,881
                    Murata Manufacturing Co. (Information Technology)......................        2,000         66,488
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial).....................       16,000        175,460
                    Nippon Express Co., Ltd. (Industrial & Commercial).....................       14,000         95,985
                    Nippon Television Network (Information & Entertainment)................          650        196,443
                    Nomura Securities International, Inc. (Finance)........................        8,000        120,197
                    Onward Kashiyama (Consumer Discretionary)..............................       14,000        197,047
                    Sakura Bank Ltd. (Finance).............................................       13,000         92,945
                    Sanwa Bank Ltd. (Finance)..............................................        5,000         68,215
                    Sony Corp. (Information & Entertainment)...............................        1,000         65,538
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)..................       19,000        119,765
                    Sumitomo Trust & Banking Co., Ltd. (Finance)...........................        3,000         30,049
                    Toda Construction Co. (Industrial & Commercial)........................       17,000        129,177
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)......................       17,000        160,004
                    Toyo Ink Manufacturing Co. (Materials).................................       30,000        123,046
                    Toyota Motor Corp. (Consumer Discretionary)............................        5,000        143,770
                    World Co., Ltd. (Consumer Discretionary)...............................        2,700        111,907
                    Yamato Kogyo Co. (Materials)...........................................       16,000        147,828
                    Yamazaki Baking Co. (Consumer Staples).................................        1,000         15,974
                                                                                                            ------------
                                                                                                              3,374,493
                                                                                                            ------------
                    LUXEMBOURG -- 0.1%
                    Quilmes Industrial SA (Consumer Staples)...............................        5,300         48,363
                                                                                                            ------------
                    MALAYSIA -- 0.4%
                    Land & General Bhd (Real Estate).......................................       40,000         95,822
                    MBF Capital Bhd (Finance)..............................................       22,000         35,716
                    Resorts World Bhd (Information & Entertainment)........................       34,000        154,821
                                                                                                            ------------
                                                                                                                286,359
                                                                                                            ------------
                    MEXICO -- 0.6%
                    Cemex SA de CV (Materials).............................................       20,000         72,028
                    Fomento Economico Mexicano SA de CV (Consumer Staples).................       24,000         82,317
                    Grupo Carso SA de CV (Consumer Staples)................................       20,000        105,945
                    Grupo Financiero Bancomer SA de CV, Series B (Finance).................      180,000         72,027
                    Transportacion Maritima Mexicana SA de CV ADR (Industrial &
                      Commercial)..........................................................        2,900         13,413
                                                                                                            ------------
                                                                                                                345,730
                                                                                                            ------------

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    NETHERLANDS -- 1.1%
                    Akzo Nobel NV (Materials)..............................................          700    $    95,685
                    Internationale Nederlanden Groep NV (Finance)..........................        5,632        202,902
                    KLM Royal Dutch Air Lines NV (Information & Entertainment).............        4,000        112,598
                    PolyGram NV (Information & Entertainment)..............................        4,000        203,880
                                                                                                            ------------
                                                                                                                615,065
                                                                                                            ------------
                    NEW ZEALAND -- 0.4%
                    Air New Zealand Ltd. (Information & Entertainment).....................       31,366         85,151
                    Carter Holt Harvey Ltd. (Materials)....................................       65,000        147,508
                                                                                                            ------------
                                                                                                                232,659
                                                                                                            ------------
                    NORWAY -- 0.7%
                    Fokus Bank ASA (Finance)...............................................        9,000         61,321
                    Nycomed ASA (Healthcare)+..............................................       16,615        251,426
                    Saga Petroleum (Energy)................................................        5,000         82,647
                                                                                                            ------------
                                                                                                                395,394
                                                                                                            ------------
                    PHILIPPINES -- 0.1%
                    Philipino Telephone Corp. (Utilities)..................................       40,000         33,840
                    Philippine Long Distance Telephone Co. ADR (Utilities).................        1,000         51,000
                                                                                                            ------------
                                                                                                                 84,840
                                                                                                            ------------
                    PORTUGAL -- 0.0%
                    Telecel-Comunicacoes Pessoais SA (Information Technology)+*............          200         12,770
                                                                                                            ------------
                    SINGAPORE -- 1.2%
                    Development Bank of Singapore alien (Finance)..........................       16,500        222,861
                    Far East Levingston Shipbuilding Ltd. (Energy).........................       20,000        104,338
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       28,000        218,109
                    Straits Steamship Land Ltd. (Real Estate)..............................       20,000         64,032
                    United Overseas Bank Ltd. alien (Finance)..............................        9,000        100,336
                                                                                                            ------------
                                                                                                                709,676
                                                                                                            ------------
                    SOUTH KOREA -- 0.4%
                    Chosun Brewery Co., Ltd. (Consumer Staples)............................        3,020         83,372
                    Commerce Bank Korea (Finance)..........................................        2,000         13,065
                    Daewoo Securities Co., Ltd. (Finance)..................................        2,040         26,315
                    Hanil Bank (Finance)...................................................        4,000         27,456
                    Hanwha Chemical (Materials)............................................        2,000         15,503
                    Korea Electric Power Corp. (Utilities).................................        1,000         29,112
                    Korean Air Lines (Information & Entertainment).........................        1,450         23,869
                    Shinsegae Department Street (Consumer Discretionary)...................          600         24,923
                                                                                                            ------------
                                                                                                                243,615
                                                                                                            ------------
                    SPAIN -- 1.0%
                    Acerinox SA (Materials)................................................          950        137,277
                    Empresa Nacional de Electricidad ADR (Utilities).......................        2,000        140,000
                    Empresa Nacional de Electricidad SA (Utilities)........................        1,500        106,759
                    Telefonica de Espana SA (Utilities)....................................        7,500        174,177
                                                                                                            ------------
                                                                                                                558,213
                                                                                                            ------------
                    SWEDEN -- 0.5%
                    BT Industries AB (Industrial & Commercial).............................        2,950         54,935
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................        5,000        204,915
                                                                                                            ------------
                                                                                                                259,850
                                                                                                            ------------
                    SWITZERLAND -- 0.9%
                    Nestle SA (Consumer Staples)...........................................          170        182,510
                    Richemont Cie Finance (Consumer Staples)...............................           60         84,274
                    Sulzer AG (Healthcare).................................................          450        240,717
                                                                                                            ------------
                                                                                                                507,501
                                                                                                            ------------

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 0.3%
                    Bangkok Metropolitan Bank PCL alien (Finance)..........................      108,536    $    41,051
                    Land & Houses PCL alien (Real Estate)..................................        2,700         19,687
                    Siam City Cement PCL alien (Materials).................................        2,000         10,450
                    Siam Commercial Bank PCL alien (Finance)...............................       10,000         72,526
                                                                                                            ------------
                                                                                                                143,714
                                                                                                            ------------
                    UNITED KINGDOM -- 4.8%
                    Amersham International (Healthcare)....................................        3,000         59,106
                    Associated British Foods PLC (Consumer Staples)........................       18,000        148,946
                    Bank of Scotland (Finance).............................................       20,000        105,534
                    BOC Group PLC (Industrial & Commercial)................................        8,000        119,787
                    Boots Co. PLC (Consumer Discretionary).................................       20,000        206,270
                    British Gas PLC (Utilities)............................................       60,000        230,255
                    British Telecommunications PLC (Utilities).............................       28,000        189,481
                    BTR PLC (Industrial & Commercial)......................................       35,000        170,893
                    Cookson Group PLC (Information Technology).............................       30,000        121,809
                    De La Rue PLC (Information & Technology)...............................       20,000        197,019
                    National Grid Group PLC (Utilities)....................................       30,000        100,223
                    Northern Foods PLC (Consumer Staples)..................................       23,000         79,596
                    PowerGen PLC (Utilities)...............................................       21,065        206,428
                    Rank Group PLC (Information & Entertainment)...........................       15,000        112,558
                    Reckitt & Colman PLC (Consumer Staples)................................       13,300        164,740
                    Royal Bank of Scotland Group PLC (Finance).............................       10,101         97,255
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       16,254        124,056
                    Sainsbury (J.) PLC (Consumer Discretionary)............................       35,686        236,602
                    Sun Life & Provincial Holdings (Finance)+*.............................       20,000         89,087
                    United Biscuits (Consumer Staples).....................................       10,000         36,149
                                                                                                            ------------
                                                                                                              2,795,794
                                                                                                            ------------
                    VENEZUELA -- 0.1%
                    Compania Anon Nacional Tele De Venezuela ADR (Utilities)...............        1,900         53,438
                                                                                                            ------------
                    TOTAL FOREIGN SECURITIES (cost $16,434,606)............................                  17,926,110
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $46,725,589).........................                  55,512,254
                                                                                                            ------------

                                         REPURCHASE AGREEMENTS -- 3.4%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account -- First Boston (Note 3)............      635,000        635,000
                    Joint Repurchase Agreement Account -- Lehman Bros. (Note 3)............    1,320,000      1,320,000
                                                                                                            ------------
                    TOTAL REPURCHASE AGREEMENTS (cost $1,955,000)..........................                   1,955,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $48,680,589)                                 99.5%                               57,467,254
                    Other assets less liabilities --                         0.5                                276,980
                    ------                                                                                  -----------
                    NET ASSETS --                                    100.0%                                 $57,744,234
                    ======                                                                                  ===========

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------

                    [This page is intentionally left blank]

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                     MONEY         FIXED      GOVERNMENT &
                                                                    MARKET        INCOME      QUALITY BOND    HIGH YIELD
                                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*............................  $       --    $22,143,212   $207,128,070   $43,463,074
    Short-term securities*......................................  74,148,151            --             --             --
    Repurchase agreements (cost equals market)..................          --       210,000     21,579,000      1,173,000
    Cash........................................................       8,792         1,535          3,442          4,238
    Foreign currency............................................          --            --             --             --
    Receivables for --
      Dividends and accrued interest............................     223,228       423,296      2,392,444      1,042,946
      Fund shares sold..........................................     219,657           638      1,029,129         50,109
      Sales of investments......................................          --       531,768             --             --
      Foreign currency contracts................................          --            --             --             --
    Prepaid expenses............................................      20,440         8,853         46,678          9,921
    Unrealized appreciation on forward foreign currency
      contracts.................................................          --            --             --             --
                                                                                                              -----------
                                                                  74,620,268    23,319,302    232,178,763     45,743,288
                                                                                                              -----------
    LIABILITIES:
    Payables for --
      Fund shares redeemed......................................     548,186        23,190        309,434             --
      Management fees...........................................      31,906        12,084        116,134         27,190
      Purchases of investments..................................          --       522,006     10,062,500             --
      Foreign currency contracts................................          --            --             --             --
      Variation margin on futures contracts.....................          --            --             --             --
    Other accrued expenses......................................      39,523        19,020         87,618         29,378
    Unrealized depreciation on forward foreign currency
      contracts.................................................          --            --             --             --
                                                                                                              -----------
                                                                     619,615       576,300     10,575,686         56,568
                                                                                                              -----------
    NET ASSETS:.................................................  $74,000,653   $22,743,002   $221,603,077   $45,686,720
                                                                                                              ===========
    Shares of beneficial interest outstanding (unlimited shares
      authorized)...............................................  74,000,653     1,709,571     16,209,760      5,450,139
    Net asset value per share...................................  $     1.00    $    13.30    $     13.67    $      8.38
                                                                                                              ===========
    COMPOSITION OF NET ASSETS:
    Capital paid in.............................................  $74,000,653   $23,175,000   $208,048,632   $54,340,529
    Accumulated undistributed net investment income.............       2,155     1,661,104     13,956,938      4,006,818
    Accumulated undistributed net realized gain (loss) on
      investments, futures contracts and options contracts......      (2,155)   (2,050,166)       642,087    (14,097,904)
    Unrealized appreciation (depreciation) of investments.......          --       (42,936)    (1,044,580)     1,437,277
    Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................          --            --             --             --
    Unrealized appreciation on futures contracts................          --            --             --             --
                                                                                                              -----------
                                                                  $74,000,653   $22,743,002   $221,603,077   $45,686,720
                                                                                                              ===========
    ---------------
    *Cost
     Investment securities......................................  $       --    $22,186,148   $208,172,650   $42,025,797
                                                                                                              ===========
     Short-term securities......................................  $74,148,151   $       --    $        --    $        --
                                                                                                              ===========

    See Notes to Financial Statements

---------------------

---------------------

                    GROWTH AND      FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
      TARGET '98      INCOME      SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------
      $9,883,642    $32,745,516   $43,001,037   $360,569,213   $479,136,785   $40,049,559   $147,156,924   $55,512,254
              --            --       494,746             --      1,320,925            --             --            --
         283,000     1,039,000     4,621,000      6,154,000     84,691,000     5,221,000      7,989,000     1,955,000
           3,780         2,535         4,460          1,118          1,690         2,818          4,144        70,238
              --            --            22             --             --            --             --             6
          21,229        64,627       124,550        409,583        158,149        57,959        641,182       296,839
             308        59,069        97,717        638,497      1,922,086       227,785         14,881        37,635
              --            --       180,115        417,642      2,943,777            --      1,414,317       426,194
              --            --       187,838             --             --            --             --       133,071
             966         3,965         4,841         46,958         24,787         3,025         31,487        14,787
              --            --        21,708             --             --            --             --            --
                                                                                                           -----------
      10,192,925    33,914,712    48,738,034    368,237,011    570,199,199    45,562,146    157,251,935    58,446,024
                                                                                                           -----------
           1,234        24,428       360,105        802,100      1,044,149       172,868        146,167       187,580
           5,492        19,966        36,655        225,562        311,843        28,271        129,484        49,087
              --       376,860        25,613        493,771        388,357            --      6,287,450       275,590
              --            --       188,405             --             --            --             --       134,087
              --            --        11,648             --        633,000            --             --            --
          14,658        28,185        69,808        113,251        149,545        31,806         69,973        55,446
              --            --        10,111             --             --            --             --            --
                                                                                                           -----------
          21,384       449,439       702,345      1,634,684      2,526,894       232,945      6,633,074       701,790
                                                                                                           -----------
      $10,171,541   $33,465,273   $48,035,689   $366,602,327   $567,672,305   $45,329,201   $150,618,861   $57,744,234
                                                                                                           ===========
         871,510     2,462,811     3,712,348     15,805,435     20,275,261     2,687,538     11,282,314     4,732,870
      $    11.67    $    13.59    $    12.94    $     23.19    $     28.00    $    16.87    $     13.35    $    12.20
                                                                                                           ===========
      $9,342,136    $28,676,058   $40,682,830   $238,848,041   $404,985,218   $37,003,652   $98,704,640    $38,286,430
         816,095       857,047       969,165      3,059,640      1,034,306       525,994      4,119,739     1,252,720
        (252,703)      (80,382)    3,770,149     44,877,743     63,149,761     3,063,976     20,184,053     9,417,996
         266,013     4,012,550     2,572,990     79,816,903     98,109,498     4,735,822     27,610,443     8,786,665
              --            --        12,534             --           (228)         (243)           (14)          423
              --            --        28,021             --        393,750            --             --            --
                                                                                                           -----------
      $10,171,541   $33,465,273   $48,035,689   $366,602,327   $567,672,305   $45,329,201   $150,618,861   $57,744,234
                                                                                                           ===========
      $9,617,629    $28,732,966   $40,428,047   $280,752,310   $381,027,287   $35,313,737   $119,546,481   $46,725,589
                                                                                                           ===========
      $       --    $       --    $  494,746    $        --    $ 1,320,925    $       --    $        --    $       --
                                                                                                           ===========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                      GOVERNMENT &
                                                                        MONEY MARKET   FIXED INCOME   QUALITY BOND    HIGH YIELD
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest........................................................   $4,727,875    $  1,858,312   $ 15,640,194   $ 4,284,747
      Dividends.......................................................           --             209             --        31,095
                                                                        ---------------------------------------------------------
             Total income*............................................    4,727,875       1,858,521     15,640,194     4,315,842
                                                                        ---------------------------------------------------------
    Expenses:
      Investment management fees......................................      432,146         152,430      1,392,653       313,621
      Custodian fees..................................................       35,490          36,595        109,320        49,940
      Audit and tax consulting fees...................................       19,500           9,365         44,585        11,830
      Trustees' fees..................................................        6,092           2,483         15,087         2,971
      Reports to investors............................................        2,365             685         22,100         1,060
      Insurance expense...............................................        1,998             527          4,221           962
      Legal fees......................................................        1,810              --          3,760            --
      Other expenses..................................................        3,055             657          7,386         1,783
                                                                        ---------------------------------------------------------
             Total expenses...........................................      502,456         202,742      1,599,112       382,167
                                                                        ---------------------------------------------------------
    Net investment income.............................................    4,225,419       1,655,779     14,041,082     3,933,675
                                                                        ---------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCIES:
    Net realized gain on investments..................................           --         462,470        585,700       696,575
    Net realized foreign exchange gain (loss) on other assets and
      liabilities.....................................................           --              --             --            --
    Net realized gain (loss) on futures contracts.....................           --              --             --            --
    Change in unrealized appreciation/depreciation on investments.....           --      (1,654,211)    (7,904,999)      392,992
    Change in unrealized foreign exchange gain/loss on other assets
      and liabilities.................................................           --              --             --            --
    Change in unrealized appreciation/depreciation on futures
      contracts.......................................................           --              --             --            --
                                                                        ---------------------------------------------------------
    Net realized and unrealized gain (loss) on investments and foreign
      currencies......................................................           --      (1,191,741)    (7,319,299)    1,089,567
                                                                        ---------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $4,225,419    $    464,038   $  6,721,783   $ 5,023,242
                                                                              ===================================================
    ---------------
    * Net of foreign withholding taxes on interest and dividends
      of:.............................................................   $       --    $         --   $         --   $        --
                                                                              ===================================================

    See Notes to Financial Statements

---------------------

       TARGET      GROWTH AND      FOREIGN                       CAPITAL       NATURAL                     STRATEGIC
         '98         INCOME      SECURITIES       GROWTH       APPRECIATION   RESOURCES     MULTI-ASSET    MULTI-ASSET
      PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
       ------------------------------------------------------------------------------------------------------------
      $ 855,740    $  326,241    $   230,356    $   439,259    $ 2,543,392    $  194,464    $ 4,043,217    $1,321,229
             --       742,030      1,098,288      5,281,153      1,885,834       722,057      1,744,009       699,655
                                                                                                            ---------
        855,740     1,068,271      1,328,644      5,720,412      4,429,226       916,521      5,787,226     2,020,884
                                                                                                            ---------
         72,086       220,009        473,257      2,393,836      3,030,849       302,086      1,569,359       597,679
         22,265        34,210        219,110        109,740        154,070        49,825         80,570       188,340
          6,015         9,675         15,300         61,560         86,405        12,650         32,855        14,375
            686         2,601          4,615         22,044         27,449         2,494         11,475         3,994
             --            --          2,055         32,055         55,425         7,790          6,320         2,430
            257           627          1,127          5,830          7,020           592          3,221         1,242
             --         1,575          1,575          5,470          8,130         1,225          3,620         1,810
             59         1,787          1,959         10,428         10,231           556          6,153         2,091
                                                                                                            ---------
        101,368       270,484        718,998      2,640,963      3,379,579       377,218      1,713,573       811,961
                                                                                                            ---------
        754,372       797,787        609,646      3,079,449      1,049,647       539,303      4,073,653     1,208,923
                                                                                                            ---------
         70,306     1,459,904      6,115,742     44,948,751     63,266,968     3,314,738     20,265,945     9,506,288
             --            --        (43,558)            --          2,560         1,145            (44)        8,710
             --            --        414,564             --        (34,322)           --             --            --
       (419,896)    3,455,775     (1,580,975)    24,747,361     29,785,509       901,030     (4,163,250)   (2,438,293)
             --           (19)       (17,987)            --           (860)         (512)            (6)       (1,533)
             --            --        (16,205)            --        393,750            --             --            --
                                                                                                            ---------
       (349,590)    4,915,660      4,871,581     69,696,112     93,413,605     4,216,401     16,102,645     7,075,172
                                                                                                            ---------
      $ 404,782    $5,713,447    $ 5,481,227    $72,775,561    $94,463,252    $4,755,704    $20,176,298    $8,284,095
                                                                                                            =========
      $   4,301    $    5,490    $   155,650    $    27,415    $   120,398    $   42,040    $    14,450    $   62,140
                                                                                                            =========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                 GOVERNMENT &
                                                                MONEY MARKET     FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income.....................................  $   4,225,419    $  1,655,779    $ 14,041,082    $  3,933,675
    Net realized gain on investments..........................             --         462,470         585,700         696,575
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................             --              --              --              --
    Net realized gain (loss) on futures contracts.............             --              --              --              --
    Change in unrealized appreciation/depreciation
      on investments..........................................             --      (1,654,211)     (7,904,999)        392,992
    Change in unrealized foreign exchange gain/loss on other
      assets and liabilities..................................             --              --              --              --
    Change in unrealized appreciation/depreciation on futures
      contracts...............................................             --              --              --              --
                                                                --------------------------------------------------------------
    Net increase in net assets resulting from operations......      4,225,419         464,038       6,721,783       5,023,242
                                                                --------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Distributions from capital gains..........................             --              --        (460,000)             --
    Dividends from net investment income......................     (4,225,419)     (1,900,000)    (14,120,000)     (4,670,000)
                                                                --------------------------------------------------------------
    Total dividends...........................................     (4,225,419)     (1,900,000)    (14,580,000)     (4,670,000)
                                                                --------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................................    159,314,533       2,345,220     101,230,555      27,871,250
    Proceeds from shares issued for reinvestment of dividends
      and distributions.......................................      4,225,419       1,900,000      14,580,000       4,670,000
    Cost of shares repurchased................................   (183,230,982)     (8,041,058)   (111,927,989)    (34,024,510)
                                                                --------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions..............................    (19,691,030)     (3,795,838)      3,882,566      (1,483,260)
                                                                --------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS...................    (19,691,030)     (5,231,800)     (3,975,651)     (1,130,018)
    NET ASSETS:
    Beginning of period.......................................     93,691,683      27,974,802     225,578,728      46,816,738
                                                                --------------------------------------------------------------
    End of period.............................................  $  74,000,653    $ 22,743,002    $221,603,077    $ 45,686,720
                                                                  ============================================================

    ---------------
    Accumulated undistributed net investment income...........  $       2,155    $  1,661,104    $ 13,956,938    $  4,006,818
                                                                  ============================================================
    Shares issued and repurchased:
    Sold......................................................    159,314,533         171,519       7,327,912       3,270,396
    Issued in reinvestment of dividends and distributions.....      4,225,419         149,137       1,115,532         586,683
    Repurchased...............................................   (183,230,982)       (587,362)     (8,086,708)     (4,025,306)
                                                                --------------------------------------------------------------
    Net increase (decrease)...................................    (19,691,030)       (266,706)        356,736        (168,227)
                                                                  ============================================================

    See Notes to Financial Statements

---------------------

                         GROWTH AND        FOREIGN                             CAPITAL          NATURAL
        TARGET '98         INCOME         SECURITIES         GROWTH         APPRECIATION       RESOURCES       MULTI-ASSET
         PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
        -------------------------------------------------------------------------------------------------------------------
        $   754,372     $    797,787     $    609,646     $   3,079,449     $   1,049,647     $    539,303     $  4,073,653
             70,306        1,459,904        6,115,742        44,948,751        63,266,968        3,314,738       20,265,945
                 --               --          (43,558)               --             2,560            1,145              (44)
                 --               --          414,564                --           (34,322)              --               --
           (419,896)       3,455,775       (1,580,975)       24,747,361        29,785,509          901,030       (4,163,250)
                 --              (19)         (17,987)               --              (860)            (512)              (6)
                 --               --          (16,205)               --           393,750               --               --
        -------------------------------------------------------------------------------------------------------------------
            404,782        5,713,447        5,481,227        72,775,561        94,463,252        4,755,704       20,176,298
        -------------------------------------------------------------------------------------------------------------------
                 --               --               --       (13,940,000)      (16,280,000)        (585,000)      (9,825,000)
         (1,210,000)      (1,745,000)        (810,000)       (1,545,000)         (935,000)        (340,000)      (5,330,000)
        -------------------------------------------------------------------------------------------------------------------
         (1,210,000)      (1,745,000)        (810,000)      (15,485,000)      (17,215,000)        (925,000)     (15,155,000)
        -------------------------------------------------------------------------------------------------------------------
            997,281        7,391,151       22,606,509       179,335,720       517,761,626       47,430,602       11,595,717
          1,210,000        1,745,000          810,000        15,485,000        17,215,000          925,000       15,155,000
         (4,004,707)     (11,647,598)     (33,661,510)     (193,366,398)     (400,770,612)     (35,798,476)     (49,395,962)
        -------------------------------------------------------------------------------------------------------------------
         (1,797,426)      (2,511,447)     (10,245,001)        1,454,322       134,206,014       12,557,126      (22,645,245)
        -------------------------------------------------------------------------------------------------------------------
         (2,602,644)       1,457,000       (5,573,774)       58,744,883       211,454,266       16,387,830      (17,623,947)
         12,774,185       32,008,273       53,609,463       307,857,444       356,218,039       28,941,371      168,242,808
        -------------------------------------------------------------------------------------------------------------------
        $10,171,541     $ 33,465,273     $ 48,035,689     $ 366,602,327     $ 567,672,305     $ 45,329,201     $150,618,861
        ============================================================================================================================

        $   816,095     $    857,047     $    969,165     $   3,059,640     $   1,034,306     $    525,994     $  4,119,739
        ============================================================================================================================
             80,381          574,026        1,828,894         8,416,003        19,407,178        2,907,359          874,874
            106,327          140,273           66,942           740,555           644,274           58,213        1,220,209
           (325,577)        (916,670)      (2,721,124)       (9,155,873)      (15,116,927)      (2,192,057)      (3,714,000)
        -------------------------------------------------------------------------------------------------------------------
           (138,869)        (202,371)        (825,288)              685         4,934,525          773,515       (1,618,917)
        ============================================================================================================================

          STRATEGIC
         MULTI-ASSET
          PORTFOLIO
        ---------------------------
        <C
        $  1,208,923
           9,506,288
               8,710
                  --
          (2,438,293)
              (1,533)
                  --
           8,284,095
          (3,785,000)
          (1,800,000)
          (5,585,000)
           4,456,606
           5,585,000
         (19,022,327)
          (8,980,721)
          (6,281,626)
          64,025,860
        $ 57,744,234
        $  1,252,720
             366,240
             490,773
          (1,560,019)
            (703,006)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                FIXED      GOVERNMENT &
                                                             MONEY MARKET      INCOME      QUALITY BOND     HIGH YIELD
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................................  $  6,214,069    $1,820,583    $ 14,132,112    $  4,560,566
    Net realized gain (loss) on investments................            --       450,299       8,288,042        (574,848)
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................            --            --              --              --
    Net realized loss on futures contracts.................            --            --              --              --
    Change in unrealized appreciation/depreciation on
      investments..........................................            --     2,644,460      16,257,191       4,437,941
    Change in unrealized foreign exchange gain/loss on
      other assets and liabilities.........................            --            --              --              --
    Change in unrealized appreciation/depreciation on
      futures contracts....................................            --            --              --              --
                                                             -----------------------------------------------------------
    Net increase in net assets resulting from operations...     6,214,069     4,915,342      38,677,345       8,423,659
                                                             -----------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Dividends from net investment income...................    (6,214,069)   (2,175,000)    (15,800,000)     (5,345,000)
    Distributions from net realized gains on investments...            --            --              --              --
                                                             -----------------------------------------------------------
    Total dividends........................................    (6,214,069)   (2,175,000)    (15,800,000)     (5,345,000)
                                                             -----------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............................   174,371,348     3,593,837      82,378,525      29,986,515
    Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     6,214,069     2,175,000      15,800,000       5,345,000
    Cost of shares repurchased.............................  (212,898,151)   (9,116,475)   (128,007,378)    (39,650,684)
                                                             -----------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions...........................   (32,312,734)   (3,347,638)    (29,828,853)     (4,319,169)
                                                             -----------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS................   (32,312,734)     (607,296)     (6,951,508)     (1,240,510)
    NET ASSETS:
    Beginning of period....................................   126,004,417    28,582,098     232,530,236      48,057,248
                                                             -----------------------------------------------------------
    End of period..........................................  $ 93,691,683    $27,974,802   $225,578,728    $ 46,816,738
                                                             ===============================================================

    ---------------
    Undistributed net investment income....................  $        721    $1,886,024    $ 14,101,885    $  4,658,768
                                                             ===============================================================
    Shares issued and repurchased:
    Sold...................................................   174,371,348       260,087       5,911,036       3,623,914
    Issued in reinvestment of dividends and
      distributions........................................     6,214,069       160,992       1,159,208         669,800
    Repurchased............................................  (212,898,151)     (660,807)     (9,292,985)     (4,777,982)
                                                             -----------------------------------------------------------
    Net increase (decrease)................................   (32,312,734)     (239,728)     (2,222,741)       (484,268)
                                                             ===============================================================

---------------
    * The Convertible Securities Portfolio changed its name to the Growth and Income Portfolio on February 29, 1996.

    See Notes to Financial Statements

---------------------

                     CONVERTIBLE      FOREIGN                        CAPITAL        NATURAL                      STRATEGIC
       TARGET '98     SECURITIES     SECURITIES       GROWTH       APPRECIATION    RESOURCES     MULTI-ASSET    MULTI-ASSET
       PORTFOLIO      PORTFOLIO*     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
      ---------------------------------------------------------------------------------------------------------------------
      $ 1,058,818    $ 1,696,598    $   707,451    $  1,534,546    $   879,808    $   331,444    $ 5,277,929    $1,729,338
          (73,496)      (605,935)     3,192,282      13,885,804     16,341,623        765,009      9,801,363     3,804,739
               --           (843)       177,598           1,682         45,778           (594)        54,742        62,813
               --             --             --              --        (49,594)            --             --            --
        1,322,217      3,911,087      2,451,554      48,038,490     63,564,898      3,011,630     22,147,546     7,569,691
               --             32       (113,395)             --            639            342             12       (45,810)
               --             --         44,226              --         96,925             --             --            --
      ---------------------------------------------------------------------------------------------------------------------
        2,307,539      5,000,939      6,459,716      63,460,522     80,880,077      4,107,831     37,281,592    13,120,771
      ---------------------------------------------------------------------------------------------------------------------
       (1,285,000)    (2,059,675)      (279,273)       (600,000)    (2,145,000)      (365,000)    (5,910,000)   (1,125,000)
               --     (1,515,325)       (55,727)    (45,075,000)    (2,960,000)      (510,000)   (12,550,000)   (8,585,000)
      ---------------------------------------------------------------------------------------------------------------------
       (1,285,000)    (3,575,000)      (335,000)    (45,675,000)    (5,105,000)      (875,000)   (18,460,000)   (9,710,000)
      ---------------------------------------------------------------------------------------------------------------------
        1,032,164      4,402,376     31,832,730     134,319,676    288,502,705     27,421,662     20,218,971     4,822,892
        1,285,000      3,575,000        335,000      45,675,000      5,105,000        875,000     18,460,000     9,710,000
       (9,739,706)   (12,390,422)   (53,323,700)   (136,071,781)   (242,708,947)  (23,817,885)   (53,417,004)   (19,275,150)
      ---------------------------------------------------------------------------------------------------------------------
       (7,442,542)    (4,413,046)   (21,155,970)     43,922,895     50,898,758      4,478,777    (14,738,033)   (4,742,258)
      ---------------------------------------------------------------------------------------------------------------------
       (6,420,003)    (2,987,107)   (15,031,254)     61,708,417    126,673,835      7,711,608      4,083,559    (1,331,487)
       19,194,188     34,995,380     68,640,717     246,149,027    229,544,204     21,229,763    164,159,249    65,357,347
      ---------------------------------------------------------------------------------------------------------------------
      $12,774,185    $32,008,273    $53,609,463    $307,857,444    $356,218,039   $28,941,371    $168,242,808   $64,025,860
      ============================================================================================================================

      $ 1,203,164    $ 1,734,211    $   738,683    $  1,525,191    $   918,755    $   325,546    $ 5,315,320    $1,761,777
      ============================================================================================================================
           80,359        362,321      2,954,097       6,859,732     13,911,588      1,917,837      1,590,143       408,481
          104,727        302,453         29,698       2,382,629        213,867         56,379      1,463,918       853,251
         (748,356)    (1,026,033)    (4,950,332)     (6,977,008)   (11,890,507)    (1,657,363)    (4,174,813)   (1,615,387)
      ---------------------------------------------------------------------------------------------------------------------
         (563,270)      (361,259)    (1,966,537)      2,265,353      2,234,948        316,853     (1,120,752)     (353,655)
      ============================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Effective February 29, 1996, the Convertible Securities Portfolio changed its name to the Growth and Income Portfolio.

The investment objectives for each portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The Fixed Income Portfolio seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The Government & Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal.

The High Yield Portfolio seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The Target '98 Portfolio seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital, by investing primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign companies. The Fund is scheduled to terminate operations in 1998.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The Foreign Securities Portfolio seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The Growth Portfolio seeks capital appreciation primarily through investments in growth equity securities.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The Natural Resources Portfolio seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the

---------------------

Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market value of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

                                                           ---------------------

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                                 ACCUMULATED       ACCUMULATED
                                                                                UNDISTRIBUTED     UNDISTRIBUTED         PAID
                                                                                NET REALIZED      NET REALIZED           IN
                                                                                 INCOME/LOSS        GAIN/LOSS          CAPITAL
                                                                                -------------------------------------------------
    Money Market Portfolio..................................................      $   1,434         $  (1,434)        $  --
    Fixed Income Portfolio..................................................         19,301           100,286            (119,587)
    Government & Quality Bond Portfolio.....................................        (66,029)           66,029            --
    High Yield Portfolio....................................................         84,375           (84,375)           --
    Target '98 Portfolio....................................................         68,559           (68,559)           --
    Growth and Income Portfolio.............................................         70,049           (70,049)           --
    Foreign Securities Portfolio*...........................................        430,836          (427,736)             (3,100)
    Growth Portfolio........................................................        --                --                 --
    Capital Appreciation Portfolio..........................................            904              (904)           --
    Natural Resources Portfolio.............................................          1,145            (1,145)           --
    Multi-Asset Portfolio...................................................         60,766           (60,767)                  1
    Strategic Multi-Asset Portfolio.........................................         82,020           (80,453)             (1,567)

* Reclassification is primarily due to deferring book/tax treatments for foreign currency transactions.

NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Trust transfers uninvested cash balances into two joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1996, each participating Portfolio had a percentage of an undivided interest in the repurchase agreements in the joint account in which it participates. The balance in each of the joint repo accounts at December 31, 1996 and the related repurchase agreements and collateral is as follows:

                                                                                                 PRINCIPAL
                                REPURCHASE AGREEMENT DESCRIPTION                                   AMOUNT
    ----------------------------------------------------------------------------------------    ------------
    Lehman Brothers, Inc. Repurchase Agreement
    6.80% dated 12/31/96, repurchase price $84,947,079
    due 1/2/97 collateralized by $176,060,000 U.S. Treasury
    Strip due 2/15/11 and $49,240,000 U.S. Treasury Strip
    due 8/15/10, approximate aggregate value $87,250,708....................................    $ 84,915,000
                                                                                                =============
    First Boston Corp. Repurchase Agreement, 6.75% dated
    12/31/96, repurchase price $50,018,750 due 1/2/97
    collateralized by $50,171,000 U.S. Treasury Notes due
    10/31/01, approximate aggregate value $50,830,122.......................................    $ 50,000,000
                                                                                                =============

                                                                                          FIRST            LEHMAN
                     % OF UNDIVIDED INTEREST OWNED BY EACH PORTFOLIO                      BOSTON          BROTHERS
    ------------------------------------------------------------------------------------------------   --------------
    Money Market Portfolio............................................................       0.0%            0.0%
    Fixed Income Portfolio............................................................       0.0%            0.2%
    Government & Quality Bond Portfolio...............................................      15.4%           16.3%
    High Yield Portfolio..............................................................       0.9%            0.9%
    Target '98 Portfolio..............................................................       0.3%            0.2%
    Growth and Income Portfolio.......................................................       0.8%            0.7%
    Foreign Securities Portfolio......................................................       3.1%            3.6%
    Growth Portfolio..................................................................       5.4%            4.0%
    Capital Appreciation Portfolio....................................................      63.3%           62.5%
    Natural Resources Portfolio.......................................................       3.6%            4.0%
    Multi-Asset Portfolio.............................................................       5.9%            6.0%
    Strategic Multi-Asset Portfolio...................................................       1.3%            1.6%
                                                                                         -------          -------
                                                                                          100.0%           100.0%
                                                                                      ================ ================

---------------------

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 1996, the cost of investment securities, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                           AGGREGATE      AGGREGATE
                                             GROSS          GROSS       UNREALIZED                       CAPITAL
                                          UNREALIZED     UNREALIZED     GAIN (LOSS)      COST OF          LOSS
                                             GAIN           LOSS            NET        INVESTMENTS      CARRYOVER     EXPIRATION
                                             --------------------------------------------------------------------------------
     Money Market Portfolio............   $        --    $        --    $        --    $ 74,148,151    $        --        --*
     Fixed Income Portfolio............       150,065       (252,606)      (102,541)     22,455,753      1,990,561     1997-2002
     Government & Quality Bond
       Portfolio.......................     2,367,111     (3,411,691)    (1,044,580)    229,751,650             --        --*
     High Yield Portfolio..............     2,117,454       (680,177)     1,437,277      43,198,797     14,097,904     1997-2003
     Target '98 Portfolio..............       330,629        (64,616)       266,013       9,900,629        252,703     2002-2003
     Growth and Income Portfolio.......     4,532,595       (520,045)     4,012,550      29,771,966             --        --*
     Foreign Securities Portfolio......     5,241,725     (2,668,735)     2,572,990      45,543,793             --        --
     Growth Portfolio..................    85,949,173     (6,233,556)    79,715,617     287,007,596             --        --
     Capital Appreciation Portfolio....   107,362,077     (9,252,579)    98,109,498     467,039,212             --       --**
     Natural Resources Portfolio.......     6,269,189     (1,533,367)     4,735,822      40,534,737             --       --**
     Multi-Asset Portfolio.............    29,518,516     (1,908,073)    27,610,443     127,535,481             --        --
     Strategic Multi-Asset Portfolio...    11,470,901     (2,684,236)     8,786,665      48,680,589             --       --**

The Fixed Income, High Yield, Target '98, Growth and Income and Foreign Securities portfolios utilized capital loss carryovers of $502,774, $598,763, $1,747, $1,470,924 and $2,275,439, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1996. In addition $180,609 of prior year capital loss carryover for the Fixed Income Portfolio expired as of December 31, 1996.

 * Post 10/31 Capital Loss Deferrals: Money Market $2,155, Government & Quality Bond $140,639, and Growth and Income $82,551.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $101,
   Natural Resources $754 and Strategic Multi-Asset $6,846.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Money Market               $0-$150 million       .500%
                            > $150 million       .475%
                            > $250 million       .450%
                            > $500 million       .425%
Government & Quality
  Bond/                    $0-$200 million       .625%
Fixed Income                > $200 million       .575%
                            > $500 million       .500%
High Yield                 $0-$250 million       .700%
                            > $250 million       .575%
                            > $500 million       .500%
Target '98                 $0-$100 million       .625%
                            > $100 million       .570%
                            > $250 million       .525%
                            > $500 million       .500%
Growth and Income          $0-$100 million       .700%
                            > $100 million       .650%
                            > $250 million       .600%
                            > $500 million       .575%

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Foreign Securities         $0-$100 million       .900%
                            > $100 million       .825%
                            > $250 million       .750%
                            > $500 million       .700%
Growth                     $0-$250 million       .750%
                            > $250 million       .675%
                            > $500 million       .600%
Capital Appreciation       $0-$100 million       .750%
                            > $100 million       .675%
                            > $250 million       .625%
                            > $500 million       .600%
Natural Resources            >          $0       .750%
Strategic Multi-Asset/     $0-$200 million      1.000%
Multi-Asset                 > $200 million       .875%
                            > $500 million       .800%

                                                           ---------------------

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.
  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Money Market               $0-$500 million       .075%
                            > $500 million       .020%
Government & Quality
  Bond/                    $0-$ 50 million       .225%
Fixed Income                > $ 50 million       .125%
                            > $100 million       .100%
High Yield                 $0-$ 50 million       .300%
                            > $ 50 million       .225%
                            > $150 million       .175%
                            > $500 million       .150%
Target '98                 $0-$ 50 million       .225%
                            > $ 50 million       .150%
                            > $100 million       .100%
                            > $500 million       .050%
Growth/                    $0-$ 50 million       .325%
Growth and Income           > $ 50 million       .225%
                            > $150 million       .200%
                            > $500 million       .150%

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Foreign Securities         $0-$ 50 million       .400%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Capital Appreciation       $0-$ 50 million       .375%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Natural Resources          $0-$ 50 million       .350%
                            > $ 50 million       .250%
                            > $150 million       .200%
                            > $500 million       .150%
Multi-Asset                $0-$ 50 million       .250%
                            > $ 50 million       .175%
                            > $150 million       .150%
Strategic Multi-Asset      $0-$ 50 million       .300%
                            > $ 50 million       .200%
                            > $150 million       .175%
                            > $500 million       .150%

  For the year ended December 31, 1996, SAAMCo received fees of $10,950,011 from the Trust, of which SAAMCo informed the Trust that $7,616,371 was retained and $3,333,640 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1996:

                                                MONEY                     GOVERNMENT &                                  GROWTH
                                               MARKET      FIXED INCOME   QUALITY BOND   HIGH YIELD     TARGET '98    AND INCOME
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases..............................  $        --   $ 18,388,879   $246,789,898   $24,263,266   $         --   $33,286,649
    Sales..................................           --     21,411,694    221,470,659    25,563,232      2,995,902    36,516,128
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities...........................           --     12,871,829    226,982,095            --             --            --
    Sales of U.S. Government Securities....           --      8,759,171    206,357,709            --      1,130,738            --

                                               FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
                                             SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases..............................  $35,472,026   $166,211,860   $342,216,979   $27,337,681   $ 97,303,252   $29,742,924
    Sales..................................   45,691,188    180,448,567    283,615,002    19,170,014    117,813,662    42,432,943
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities...........................           --             --             --            --     49,147,136       502,812
    Sales of U.S. Government Securities....           --             --             --            --     51,628,502     4,743,427

---------------------

NOTE 7. TRANSACTIONS WITH AFFILIATES: The Trust has executed purchases and sales of securities through Royal Alliance Associates, Inc., SunAmerica Securities, Inc., and Advantage Capital Corp., which are broker/dealers affiliated with SAAMCo. For the year ended December 31, 1996, the following portfolios of the Trust paid brokerage commissions to these affiliate companies of:

                                                                                               AMOUNT
                                                                                               -------
              Growth and Income Portfolio....................................................  $    12
              Foreign Securities Portfolio...................................................      552
              Growth Portfolio...............................................................    6,310
              Capital Appreciation Portfolio.................................................   25,962
              Natural Resources Portfolio....................................................    1,300
              Multi-Asset Portfolio..........................................................      750
              Strategic Multi-Asset Portfolio................................................    3,963
                                                                                               -------
                                                                                               $38,849
                                                                                               ========

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1996, the Trust had accrued $86,100 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1996, expensed $34,404 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio
12/31/92       $   1.00       $  0.03        $   --          $ 0.03        $  (0.03)     $     --      $   1.00        3.4%
12/31/93           1.00          0.02            --            0.02           (0.02)           --          1.00        2.0
12/31/94           1.00          0.04            --            0.04           (0.04)           --          1.00        3.8
12/31/95           1.00          0.05            --            0.05           (0.05)           --          1.00        5.6
12/31/96           1.00          0.05            --            0.05           (0.05)           --          1.00        5.0
Fixed Income Portfolio
12/31/92          14.43          0.98         (0.04)           0.94           (1.06)           --         14.31        6.5
12/31/93          14.31          0.95          0.19            1.14           (0.91)           --         14.54        8.0
12/31/94          14.54          0.89         (1.36)          (0.47)          (1.17)           --         12.90       (3.2)
12/31/95          12.90          0.90          1.52            2.42           (1.16)           --         14.16       19.2
12/31/96          14.16          0.93         (0.64)          (0.29)          (1.15)           --         13.30        2.4
Government & Quality Bond Portfolio
12/31/92          14.03          1.02         (0.05)           0.97           (1.07)           --         13.93        6.9
12/31/93          13.93          0.90          0.25            1.15           (0.86)           --         14.22        8.3
12/31/94          14.22          0.86         (1.30)          (0.44)          (0.73)        (0.19)        12.86       (3.1)
12/31/95          12.86          0.90          1.55            2.45           (1.08)           --         14.23       19.4
12/31/96          14.23          0.87         (0.50)           0.37           (0.90)        (0.03)        13.67        2.9
High Yield Portfolio
12/31/92           7.88          0.81          0.28            1.09           (0.58)           --          8.39       13.9
12/31/93           8.39          0.79          0.79            1.58           (0.54)           --          9.43       19.1
12/31/94           9.43          0.15         (0.56)          (0.41)          (1.15)           --          7.87       (4.5)
12/31/95           7.87          0.77          0.67            1.44           (0.98)           --          8.33       18.8
12/31/96           8.33          0.74          0.19            0.93           (0.88)           --          8.38       11.7
Target '98 Portfolio
12/31/92          13.63          0.82          0.16            0.98           (0.79)        (0.25)        13.57        7.2
12/31/93          13.57          0.82          0.71            1.53           (0.93)        (0.23)        13.94       11.2
12/31/94          13.94          0.83         (1.39)          (0.56)          (1.11)        (0.07)        12.20       (4.1)
12/31/95          12.20          0.86          0.88            1.74           (1.30)           --         12.64       14.6
12/31/96          12.64          0.81         (0.37)           0.44           (1.41)           --         11.67        3.7
Growth and Income Portfolio
12/31/92          10.98          0.65          1.50            2.15           (0.64)           --         12.49       20.1
12/31/93          12.49          0.61          2.11            2.72           (0.55)        (0.08)        14.58       22.0
12/31/94          14.58          0.66         (1.96)          (1.30)          (0.52)        (1.20)        11.56       (9.7)
12/31/95          11.56          0.61          1.29            1.90           (0.83)        (0.62)        12.01       16.6
12/31/96+         12.01          0.33          2.02            2.35           (0.77)           --         13.59       20.2


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES         INCOME      PORTFOLIO        AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE     TURNOVER       COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS       RATE         PER SHARE@
--------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/92    $127,262         0.6%             3.3%             %--     $   NA
12/31/93      99,309         0.6              2.7               --         NA
12/31/94     126,004         0.6              3.8               --         NA
12/31/95      93,692         0.6              5.5               --         NA
12/31/96      74,001         0.6              4.9               --         NA
Fixed Income Portfolio
12/31/92      40,001         0.8              6.8             31.8         NA
12/31/93      41,116         0.8              6.3             45.9         NA
12/31/94      28,582         0.8              6.5             56.5         NA
12/31/95      27,975         0.8              6.5             76.7         NA
12/31/96      22,743         0.8              6.8             77.9         NA
Government & Quality Bond Portfolio
12/31/92     207,860         0.8              7.3             76.4         NA
12/31/93     264,660         0.7              6.2             93.2         NA
12/31/94     232,530         0.7              6.4            117.6         NA
12/31/95     225,579         0.7              6.5            135.2         NA
12/31/96     221,603         0.7              6.3            106.7         NA
High Yield Portfolio
12/31/92      47,140         0.9              9.7            134.9         NA
12/31/93      79,303         0.9              8.5            121.1         NA
12/31/94      48,057         0.9              9.0             97.9         NA
12/31/95      46,817         0.9              9.2             68.1         NA
12/31/96      45,687         0.9              8.8             58.0         NA
Target '98 Portfolio
12/31/92      19,227         0.9              6.0             37.3         NA
12/31/93      20,500         0.9              5.7             20.8         NA
12/31/94      19,194         0.8              6.5              9.2         NA
12/31/95      12,774         0.9              6.7             38.6         NA
12/31/96      10,172         0.9              6.5               --         NA
Growth and Income Portfolio
12/31/92      23,723         1.0              5.6             86.5         NA
12/31/93      41,555         0.9              4.4             86.2         NA
12/31/94      34,995         0.9              4.9             50.7         NA
12/31/95      32,008         0.9              5.2             88.8         NA
12/31/96+     33,465         0.9              2.5            108.5       .0477

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the Agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
+ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)
--------------------------------------------------------------------------------

                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------

Foreign Securities Portfolio
12/31/92       $  10.11      $   0.13        $(1.43)         $  (1.30)     $  (0.06)     $  (0.28)     $   8.47      (13.1)%
12/31/93           8.47          0.05          2.50              2.55         (0.09)           --         10.93       30.2
12/31/94          10.93          0.11         (0.46)            (0.35)        (0.03)           --         10.55       (3.2)
12/31/95          10.55          0.13          1.19              1.32         (0.05)        (0.01)        11.81       12.6
12/31/96          11.81          0.15          1.19              1.34         (0.21)           --         12.94       11.5
Growth Portfolio
12/31/92          21.40          0.09          0.99              1.08         (0.19)        (0.62)        21.67        5.4
12/31/93          21.67          0.05          1.60              1.65         (0.08)        (0.92)        22.32        7.8
12/31/94          22.32          0.05         (1.03)            (0.98)        (0.05)        (3.11)        18.18       (4.7)
12/31/95          18.18          0.11          4.62              4.73         (0.05)        (3.38)        19.48       26.3
12/31/96          19.48          0.20          4.57              4.77         (0.11)        (0.95)        23.19       25.0
Capital Appreciation Portfolio
12/31/92          15.23          0.01          3.70              3.71         (0.07)        (1.12)        17.75       25.9
12/31/93          17.75         (0.03)         3.73              3.70         (0.01)        (1.16)        20.28       21.1
12/31/94          20.28         (0.02)        (0.71)            (0.73)           --         (2.04)        17.51       (3.8)
12/31/95          17.51          0.06          6.00              6.06         (0.15)        (0.20)        23.22       34.6
12/31/96          23.22          0.06          5.73              5.79         (0.06)        (0.95)        28.00       25.1
Natural Resources Portfolio
12/31/92          10.06          0.21          0.05              0.26         (0.39)           --          9.93        2.5
12/31/93           9.93          0.15          3.42              3.57         (0.17)           --         13.33       36.2
12/31/94          13.33          0.23         (0.09)             0.14         (0.09)        (0.09)        13.29        1.0
12/31/95          13.29          0.18          2.15              2.33         (0.21)        (0.29)        15.12       17.5
12/31/96          15.12          0.22          1.89              2.11         (0.13)        (0.23)        16.87       14.1
Multi-Asset Portfolio
12/31/92          13.53          0.41          0.67              1.08         (0.47)        (0.35)        13.79        8.2
12/31/93          13.79          0.36          0.63              0.99         (0.44)        (0.46)        13.88        7.3
12/31/94          13.88          0.39         (0.60)            (0.21)        (0.47)        (1.49)        11.71       (1.7)
12/31/95          11.71          0.40          2.47              2.87         (0.49)        (1.05)        13.04       24.9
12/31/96          13.04          0.35          1.36              1.71         (0.49)        (0.91)        13.35       13.9
Strategic Multi-Asset Portfolio
12/31/92          12.63          0.23          0.25              0.48         (0.34)        (0.32)        12.45        3.9
12/31/93          12.45          0.21          1.68              1.89         (0.28)           --         14.06       15.3
12/31/94          14.06          0.24         (0.53)            (0.29)        (0.20)        (2.28)        11.29       (2.6)
12/31/95          11.29          0.32          2.18              2.50         (0.23)        (1.78)        11.78       22.8
12/31/96          11.78          0.25          1.41              1.66         (0.40)        (0.84)        12.20       14.8


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES      INCOME (LOSS)  PORTFOLIO      AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER      COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS      RATE        PER SHARE@
----------------------------------------------------------------------------------------------------
Foreign Securities Portfolio
12/31/92    $ 29,204         1.3%             1.4%       144.2%      $   NA
12/31/93      72,579         1.3              0.5         47.7           NA
12/31/94      68,641         1.2              1.0         73.9           NA
12/31/95      53,609         1.2              1.2         33.0           NA
12/31/96      48,036         1.4              1.2         74.3         .0062
Growth Portfolio
12/31/92     279,291         0.9              0.5         37.9           NA
12/31/93     311,050         0.9              0.2         66.3           NA
12/31/94     246,149         0.8              0.2         74.8           NA
12/31/95     307,857         0.9              0.6         92.1           NA
12/31/96     366,602         0.8              0.9         51.7         .0515
Capital Appreciation Portfolio
12/31/92      83,414         0.9              0.1         92.9           NA
12/31/93     182,515         0.9             (0.2)       111.2           NA
12/31/94     229,544         0.8             (0.1)        64.0           NA
12/31/95     356,218         0.8              0.3         60.1           NA
12/31/96     567,672         0.8              0.2         69.2         .0517
Natural Resources Portfolio
12/31/92       8,796         1.3              2.1         18.7           NA
12/31/93      18,255         1.1              1.3         34.5           NA
12/31/94      21,230         1.0              1.7         36.0           NA
12/31/95      28,941         1.0              1.3         32.0           NA
12/31/96      45,329         0.9              1.3         52.5         .0409
Multi-Asset Portfolio
12/31/92     207,533         1.1              3.1         38.6           NA
12/31/93     208,900         1.1              2.6         48.2           NA
12/31/94     164,159         1.1              3.0         82.5           NA
12/31/95     168,243         1.1              3.2         85.9           NA
12/31/96     150,619         1.1              2.6         64.1         .0517
Strategic Multi-Asset Portfolio
12/31/92      79,621         1.3              1.8         57.5           NA
12/31/93      76,466         1.3              1.2         73.9           NA
12/31/94      65,357         1.3              1.8         63.7           NA
12/31/95      64,026         1.3              2.7         36.9           NA
12/31/96      57,744         1.4              2.0         51.3         .0064

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the Agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    REPORT OF INDEPENDENT ACCOUNTANTS

    To the Trustees and Shareholders of Anchor Series Trust

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Fixed Income Portfolio, the Government & Quality Bond Portfolio, the High Yield Portfolio, the Target '98 Portfolio, the Growth and Income Portfolio, the Foreign Securities Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, the Natural Resources Portfolio, the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio (constituting Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

    PRICE WATERHOUSE LLP

    February 13, 1997
    1177 Avenue of the Americas
    New York, New York 10036

---------------------

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                  Condensed Financial Information

         The following financial statements are included in Part B of the Registration Statement.

                  Financial Statements for Anchor Series Trust -- with respect to Registrant's fiscal year ended December 31, 1996.


(b) Exhibits

  ( 1) Declaration of Trust, as Amended                      Previously Filed
  ( 2) By-Laws                                               Previously Filed
  ( 3) Voting Trust Agreement                                Not Applicable
  ( 4) Share of Beneficial Interest                          Not Applicable
  ( 5) (a)Investment Advisory and                            Previously Filed
                  Management Agreements
       (b)Sub-Advisory Agreement                             Previously Filed
  ( 6) Distribution Agreement                                Not Applicable
  ( 7) Bonus, Profit Sharing,                                Not Applicable
           Pension or Similar Contracts
  ( 8) Custodian Agreement                                   Filed Herewith
  ( 9) Form of Fund Participation Agreement                  Previously Filed
 (10) Opinion and Consent of Counsel                         Filed Herewith
 (11) Consent of Accountants                                 Filed Herewith
 (12) Financial Statements Omitted from Item 23              Not Applicable
 (13) Initial Capitalization Agreement                       Not Applicable
 (14) Model Plan                                             Not Applicable
 (15) Rule 12b-1 Plan                                        Not Applicable
 (16) Persons under Common Control with                      Filed Herewith
          Registrant
 (17) Performance Computations                               Not Applicable
 (18) Powers of Attorney                                     Previously Filed
 (27) Financial Data Schedule                                Filed Herewith

       All previously filed exhibits are specifically incorporated herein by reference.


Item 25. Persons Controlled by or Under Common Control with
Registrant

                  Previously Filed.

Item 26. Number of Holders of Securities

         As of February 26, 1997, the number of record holders of Anchor Series Trust was as follows:

          Title of Class                    Number of Record Holders
          Shares of Beneficial Interest              5*

         * Held by Variable Separate Account of Anchor National Life Insurance Company, FS Variable Separate Account of First SunAmerica Life Insurance Company, Variable Annuity Account Four of Anchor National Life Insurance Company, Variable Annuity Account One of Anchor National Life Insurance Company and Variable Annuity Account One of First SunAmerica Life Insurance Company.

Item 27. Indemnification

         The Declaration of Trust (Section 5.3) provides that "each officer, Trustee or agent of the Trust shall be indemnified by the Trust to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct")."

         The Investment Advisory and Management Agreements and Sub-Advisory Agreements each provide in essence that under certain circumstances the Investment Adviser or the Sub-Adviser (and their officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser or Sub-Adviser to perform or assist in the performance of its obligations under each Agreement) shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

         SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and other Connections of Investment Adviser

         Information concerning the business and other connections of SAAMCo is incorporated herein by reference from SAAMCo's Form ADV (File No. 801-19813) and information concerning the business and other connections of Wellington is incorporated herein by reference from Wellington's Form ADV (File No. 801-15908), which are currently on file with the Securities and Exchange Commission.

Item 29. Principal Underwriters

         There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Custodian, Transfer Agent and Dividend Paying Agent. It maintains books, records and accounts pursuant to the instructions of the Fund.

         SunAmerica Asset Management Corp., the Investment Adviser, is located at 733 Third Avenue, New York, New York 10017-3204. It maintains the books, accounts and records required to be maintained pursuant to
         Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

         Wellington Management Company, the Sub-Adviser, is located at 75 State Street, Boston, Massachusetts 02109. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

         None.

Item 32. Undertakings

         (c) Registrant hereby undertakes to furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 27 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of February 27, 1997.

                                       ANCHOR SERIES TRUST


                                       By:/s/Peter A. Harbeck
                                             Peter A. Harbeck
                                                President

         Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/Peter A. Harbeck                    President and Trustee                 February 28, 1997
Peter A. Harbeck                       (Principal Executive
                                       Officer)

       *                               Treasurer                             February 28, 1997
Peter C. Sutton                        (Principal Financial
                                        and Accounting Officer)

       *                               Trustee                               February 28, 1997
S. James Coppersmith


       *                               Trustee                               February 28, 1997
Samuel M. Eisenstat


       *                               Trustee                               February 28, 1997
Stephen J. Gutman



*By:/s/Robert M. Zakem
         Attorney-in-Fact
         Robert M. Zakem

                               ANCHOR SERIES TRUST


                                  EXHIBIT INDEX


Exhibit No.                         Name
        8                           Custodian Agreement as Amended
        10                          Opinion and Consent of Counsel
        11                          Consent of Accountants
        27                          Financial Data Schedule